UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05426
AIM Investment Funds (Invesco Investment Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000  Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Glenn Brightman, Principal Executive Officer
11 Greenway Plaza, Suite 1000
Houston, Texas 77046
(Name and address of agent for service)
Registrant's telephone number, including area code:
(713) 626-1919
Date of fiscal year end:
November 30
Date of reporting period:
November 30, 2024
Item 1. Reports to Stockholders.
(a) The Registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:

Invesco SteelPath MLP Alpha Fund
Class A: MLPAX
ANNUAL SHAREHOLDER REPORT | November 30, 2024
This annual shareholder report contains important information about Invesco SteelPath MLP Alpha Fund (the “Fund”) for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Alpha Fund (Class A)	$816	6.64%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• Over the fiscal year midstream equity returns were strong, driven by continued volume growth of both crude oil and natural gas, as well as a rising outlook for natural gas demand driven by liquefied natural gas (LNG) exports, data centers, and power generation. The strong equity performance was particularly acute among Permian-focused sector participants and natural gas focused midstream names structured as C-Corporations. Additional strength included idiosyncratic factors including certain companies benefiting from multiple years of portfolio optimization and balance sheet improvement.
• For the fiscal year ended November 30, 2024, Class A shares of the Fund, excluding sales charge, returned 45.76%. For the same time period, the Alerian MLP Index returned 31.13%.
What contributed to performance?
Targa Resources Corp. (TRGP) |  TRGP outperformed the Alerian MLP Index over the period after reporting better than expected financial and operating results and raising 2024 cash flow guidance. TRGP provides midstream natural gas and natural gas liquid services via an integrated asset base with a premium footprint in the Permian basin. The company gathers, compresses, treats, processes, and sells natural gas and stores, fractionates, treats, transports, and sells natural gas liquids and related products.
ONEOK, Inc. (OKE) | OKE outperformed the Alerian MLP Index after executing multiple strategic merger and acquisitions (M&A) transactions, as well as reporting financial and operating results that were above consensus expectations. OKE maintains a premier natural gas liquids (NGL) system, connecting NGL supply in the Rocky Mountain, Permian, and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation, and storage assets collectively serving the NGL, crude oil, and refined products markets.
What detracted from performance?
Cheniere Energy, Inc. (CQP) |  CQP units underperformed the Alerian MLP Index over the period, giving back some of its strong late 2023 performance after reducing the partnership's variable dividend to pre-fund the potential expansion of the Sabine Pass LNG liquefaction and export facility that may move forward in 2026.
Genesis Energy L.P. (GEL) | GEL units underperformed the Alerian MLP Index over the period after the company reduced 2024 earnings before interest, taxes, depreciation and amortization guidance on lower than expected Soda Ash contribution. Despite the guidance reduction, we believe GEL's diversified asset base provides a stable margin profile, positioning the company to generate consistent future cash flows and capitalize on potential growth in contracted Gulf of Mexico crude transportation volumes in 2025.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Alpha Fund (Class A) — including sales charge	37.78%	19.41%	4.31%
Invesco SteelPath MLP Alpha Fund (Class A) — excluding sales charge	45.76%	20.78%	4.91%
Alerian MLP Index	31.13%	19.23%	3.84%
S&P 500® Index	33.89%	15.77%	13.35%
Effective after the close of business on May 24, 2019, Class A shares of Oppenheimer SteelPath MLP Alpha Fund, (the predecessor fund), were reorganized into Class A shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class A shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of November 30, 2024)
Fund net assets	$1,181,116,970
Total number of portfolio holdings	21
Total advisory fees paid	$10,372,360
Portfolio turnover rate	101%
What Comprised The Fund's Holdings?
(as of November 30, 2024)
Top ten holdings
(% of net assets)
Energy Transfer L.P.	14.1%
MPLX L.P.	13.5%
Targa Resources Corp.	11.4%
Western Midstream Partners L.P.	10.0%
Enterprise Products Partners L.P.	8.8%
ONEOK, Inc.	7.2%
Plains All American Pipeline L.P.	5.8%
Williams Cos., Inc.	4.9%
Sunoco L.P.	4.3%
Cheniere Energy, Inc.	3.3%
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco SteelPath MLP Alpha Fund
Class C: MLPGX
ANNUAL SHAREHOLDER REPORT | November 30, 2024
This annual shareholder report contains important information about Invesco SteelPath MLP Alpha Fund (the “Fund”) for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Alpha Fund (Class C)	$904	7.39%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• Over the fiscal year midstream equity returns were strong, driven by continued volume growth of both crude oil and natural gas, as well as a rising outlook for natural gas demand driven by liquefied natural gas (LNG) exports, data centers, and power generation. The strong equity performance was particularly acute among Permian-focused sector participants and natural gas focused midstream names structured as C-Corporations. Additional strength included idiosyncratic factors including certain companies benefiting from multiple years of portfolio optimization and balance sheet improvement.
• For the fiscal year ended November 30, 2024, Class C shares of the Fund, excluding sales charge, returned 44.76%. For the same time period, the Alerian MLP Index returned 31.13%.
What contributed to performance?
Targa Resources Corp. (TRGP) |  TRGP outperformed the Alerian MLP Index over the period after reporting better than expected financial and operating results and raising 2024 cash flow guidance. TRGP provides midstream natural gas and natural gas liquid services via an integrated asset base with a premium footprint in the Permian basin. The company gathers, compresses, treats, processes, and sells natural gas and stores, fractionates, treats, transports, and sells natural gas liquids and related products.
ONEOK, Inc. (OKE) | OKE outperformed the Alerian MLP Index after executing multiple strategic merger and acquisitions (M&A) transactions, as well as reporting financial and operating results that were above consensus expectations. OKE maintains a premier natural gas liquids (NGL) system, connecting NGL supply in the Rocky Mountain, Permian, and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation, and storage assets collectively serving the NGL, crude oil, and refined products markets.
What detracted from performance?
Cheniere Energy, Inc. (CQP) |  CQP units underperformed the Alerian MLP Index over the period, giving back some of its strong late 2023 performance after reducing the partnership's variable dividend to pre-fund the potential expansion of the Sabine Pass LNG liquefaction and export facility that may move forward in 2026.
Genesis Energy L.P. (GEL) | GEL units underperformed the Alerian MLP Index over the period after the company reduced 2024 earnings before interest, taxes, depreciation and amortization guidance on lower than expected Soda Ash contribution. Despite the guidance reduction, we believe GEL's diversified asset base provides a stable margin profile, positioning the company to generate consistent future cash flows and capitalize on potential growth in contracted Gulf of Mexico crude transportation volumes in 2025.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Alpha Fund (Class C) — including sales charge	43.76%	19.87%	4.27%
Invesco SteelPath MLP Alpha Fund (Class C) — excluding sales charge	44.76%	19.87%	4.27%
Alerian MLP Index	31.13%	19.23%	3.84%
S&P 500® Index	33.89%	15.77%	13.35%
Effective after the close of business on May 24, 2019, Class C shares of Oppenheimer SteelPath MLP Alpha Fund, (the predecessor fund), were reorganized into Class C shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class C shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of November 30, 2024)
Fund net assets	$1,181,116,970
Total number of portfolio holdings	21
Total advisory fees paid	$10,372,360
Portfolio turnover rate	101%
What Comprised The Fund's Holdings?
(as of November 30, 2024)
Top ten holdings
(% of net assets)
Energy Transfer L.P.	14.1%
MPLX L.P.	13.5%
Targa Resources Corp.	11.4%
Western Midstream Partners L.P.	10.0%
Enterprise Products Partners L.P.	8.8%
ONEOK, Inc.	7.2%
Plains All American Pipeline L.P.	5.8%
Williams Cos., Inc.	4.9%
Sunoco L.P.	4.3%
Cheniere Energy, Inc.	3.3%
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco SteelPath MLP Alpha Fund
Class R: SPMGX
ANNUAL SHAREHOLDER REPORT | November 30, 2024
This annual shareholder report contains important information about Invesco SteelPath MLP Alpha Fund (the “Fund”) for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Alpha Fund (Class R)	$846	6.89%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• Over the fiscal year midstream equity returns were strong, driven by continued volume growth of both crude oil and natural gas, as well as a rising outlook for natural gas demand driven by liquefied natural gas (LNG) exports, data centers, and power generation. The strong equity performance was particularly acute among Permian-focused sector participants and natural gas focused midstream names structured as C-Corporations. Additional strength included idiosyncratic factors including certain companies benefiting from multiple years of portfolio optimization and balance sheet improvement.
• For the fiscal year ended November 30, 2024, Class R shares of the Fund returned 45.45%. For the same time period, the Alerian MLP Index returned 31.13%.
What contributed to performance?
Targa Resources Corp. (TRGP) |  TRGP outperformed the Alerian MLP Index over the period after reporting better than expected financial and operating results and raising 2024 cash flow guidance. TRGP provides midstream natural gas and natural gas liquid services via an integrated asset base with a premium footprint in the Permian basin. The company gathers, compresses, treats, processes, and sells natural gas and stores, fractionates, treats, transports, and sells natural gas liquids and related products.
ONEOK, Inc. (OKE) | OKE outperformed the Alerian MLP Index after executing multiple strategic merger and acquisitions (M&A) transactions, as well as reporting financial and operating results that were above consensus expectations. OKE maintains a premier natural gas liquids (NGL) system, connecting NGL supply in the Rocky Mountain, Permian, and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation, and storage assets collectively serving the NGL, crude oil, and refined products markets.
What detracted from performance?
Cheniere Energy, Inc. (CQP) |  CQP units underperformed the Alerian MLP Index over the period, giving back some of its strong late 2023 performance after reducing the partnership's variable dividend to pre-fund the potential expansion of the Sabine Pass LNG liquefaction and export facility that may move forward in 2026.
Genesis Energy L.P. (GEL) | GEL units underperformed the Alerian MLP Index over the period after the company reduced 2024 earnings before interest, taxes, depreciation and amortization guidance on lower than expected Soda Ash contribution. Despite the guidance reduction, we believe GEL's diversified asset base provides a stable margin profile, positioning the company to generate consistent future cash flows and capitalize on potential growth in contracted Gulf of Mexico crude transportation volumes in 2025.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Alpha Fund (Class R)	45.45%	20.44%	4.62%
Alerian MLP Index	31.13%	19.23%	3.84%
S&P 500® Index	33.89%	15.77%	13.35%
Class R shares incepted on May 24, 2019. Performance shown on and prior to that date is that of Oppenheimer SteelPath MLP Alpha Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of November 30, 2024)
Fund net assets	$1,181,116,970
Total number of portfolio holdings	21
Total advisory fees paid	$10,372,360
Portfolio turnover rate	101%
What Comprised The Fund's Holdings?
(as of November 30, 2024)
Top ten holdings
(% of net assets)
Energy Transfer L.P.	14.1%
MPLX L.P.	13.5%
Targa Resources Corp.	11.4%
Western Midstream Partners L.P.	10.0%
Enterprise Products Partners L.P.	8.8%
ONEOK, Inc.	7.2%
Plains All American Pipeline L.P.	5.8%
Williams Cos., Inc.	4.9%
Sunoco L.P.	4.3%
Cheniere Energy, Inc.	3.3%
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco SteelPath MLP Alpha Fund
Class Y: MLPOX
ANNUAL SHAREHOLDER REPORT | November 30, 2024
This annual shareholder report contains important information about Invesco SteelPath MLP Alpha Fund (the “Fund”) for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Alpha Fund (Class Y)	$786	6.39%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• Over the fiscal year midstream equity returns were strong, driven by continued volume growth of both crude oil and natural gas, as well as a rising outlook for natural gas demand driven by liquefied natural gas (LNG) exports, data centers, and power generation. The strong equity performance was particularly acute among Permian-focused sector participants and natural gas focused midstream names structured as C-Corporations. Additional strength included idiosyncratic factors including certain companies benefiting from multiple years of portfolio optimization and balance sheet improvement.
• For the fiscal year ended November 30, 2024, Class Y shares of the Fund returned 46.16%. For the same time period, the Alerian MLP Index returned 31.13%.
What contributed to performance?
Targa Resources Corp. (TRGP) |  TRGP outperformed the Alerian MLP Index over the period after reporting better than expected financial and operating results and raising 2024 cash flow guidance. TRGP provides midstream natural gas and natural gas liquid services via an integrated asset base with a premium footprint in the Permian basin. The company gathers, compresses, treats, processes, and sells natural gas and stores, fractionates, treats, transports, and sells natural gas liquids and related products.
ONEOK, Inc. (OKE) | OKE outperformed the Alerian MLP Index after executing multiple strategic merger and acquisitions (M&A) transactions, as well as reporting financial and operating results that were above consensus expectations. OKE maintains a premier natural gas liquids (NGL) system, connecting NGL supply in the Rocky Mountain, Permian, and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation, and storage assets collectively serving the NGL, crude oil, and refined products markets.
What detracted from performance?
Cheniere Energy, Inc. (CQP) |  CQP units underperformed the Alerian MLP Index over the period, giving back some of its strong late 2023 performance after reducing the partnership's variable dividend to pre-fund the potential expansion of the Sabine Pass LNG liquefaction and export facility that may move forward in 2026.
Genesis Energy L.P. (GEL) | GEL units underperformed the Alerian MLP Index over the period after the company reduced 2024 earnings before interest, taxes, depreciation and amortization guidance on lower than expected Soda Ash contribution. Despite the guidance reduction, we believe GEL's diversified asset base provides a stable margin profile, positioning the company to generate consistent future cash flows and capitalize on potential growth in contracted Gulf of Mexico crude transportation volumes in 2025.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Alpha Fund (Class Y)	46.16%	21.05%	5.16%
Alerian MLP Index	31.13%	19.23%	3.84%
S&P 500® Index	33.89%	15.77%	13.35%
Effective after the close of business on May 24, 2019, Class Y shares of Oppenheimer SteelPath MLP Alpha Fund, (the predecessor fund), were reorganized into Class Y shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of November 30, 2024)
Fund net assets	$1,181,116,970
Total number of portfolio holdings	21
Total advisory fees paid	$10,372,360
Portfolio turnover rate	101%
What Comprised The Fund's Holdings?
(as of November 30, 2024)
Top ten holdings
(% of net assets)
Energy Transfer L.P.	14.1%
MPLX L.P.	13.5%
Targa Resources Corp.	11.4%
Western Midstream Partners L.P.	10.0%
Enterprise Products Partners L.P.	8.8%
ONEOK, Inc.	7.2%
Plains All American Pipeline L.P.	5.8%
Williams Cos., Inc.	4.9%
Sunoco L.P.	4.3%
Cheniere Energy, Inc.	3.3%
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco SteelPath MLP Alpha Fund
Class R5: SPMHX
ANNUAL SHAREHOLDER REPORT | November 30, 2024
This annual shareholder report contains important information about Invesco SteelPath MLP Alpha Fund (the “Fund”) for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Alpha Fund (Class R5)	$777	6.31%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• Over the fiscal year midstream equity returns were strong, driven by continued volume growth of both crude oil and natural gas, as well as a rising outlook for natural gas demand driven by liquefied natural gas (LNG) exports, data centers, and power generation. The strong equity performance was particularly acute among Permian-focused sector participants and natural gas focused midstream names structured as C-Corporations. Additional strength included idiosyncratic factors including certain companies benefiting from multiple years of portfolio optimization and balance sheet improvement.
• For the fiscal year ended November 30, 2024, Class R5 shares of the Fund returned 46.20%. For the same time period, the Alerian MLP Index returned 31.13%.
What contributed to performance?
Targa Resources Corp. (TRGP) |  TRGP outperformed the Alerian MLP Index over the period after reporting better than expected financial and operating results and raising 2024 cash flow guidance. TRGP provides midstream natural gas and natural gas liquid services via an integrated asset base with a premium footprint in the Permian basin. The company gathers, compresses, treats, processes, and sells natural gas and stores, fractionates, treats, transports, and sells natural gas liquids and related products.
ONEOK, Inc. (OKE) | OKE outperformed the Alerian MLP Index after executing multiple strategic merger and acquisitions (M&A) transactions, as well as reporting financial and operating results that were above consensus expectations. OKE maintains a premier natural gas liquids (NGL) system, connecting NGL supply in the Rocky Mountain, Permian, and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation, and storage assets collectively serving the NGL, crude oil, and refined products markets.
What detracted from performance?
Cheniere Energy, Inc. (CQP) |  CQP units underperformed the Alerian MLP Index over the period, giving back some of its strong late 2023 performance after reducing the partnership's variable dividend to pre-fund the potential expansion of the Sabine Pass LNG liquefaction and export facility that may move forward in 2026.
Genesis Energy L.P. (GEL) | GEL units underperformed the Alerian MLP Index over the period after the company reduced 2024 earnings before interest, taxes, depreciation and amortization guidance on lower than expected Soda Ash contribution. Despite the guidance reduction, we believe GEL's diversified asset base provides a stable margin profile, positioning the company to generate consistent future cash flows and capitalize on potential growth in contracted Gulf of Mexico crude transportation volumes in 2025.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Alpha Fund (Class R5)	46.20%	21.08%	5.06%
Alerian MLP Index	31.13%	19.23%	3.84%
S&P 500® Index	33.89%	15.77%	13.35%
Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of Oppenheimer SteelPath MLP Alpha Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of November 30, 2024)
Fund net assets	$1,181,116,970
Total number of portfolio holdings	21
Total advisory fees paid	$10,372,360
Portfolio turnover rate	101%
What Comprised The Fund's Holdings?
(as of November 30, 2024)
Top ten holdings
(% of net assets)
Energy Transfer L.P.	14.1%
MPLX L.P.	13.5%
Targa Resources Corp.	11.4%
Western Midstream Partners L.P.	10.0%
Enterprise Products Partners L.P.	8.8%
ONEOK, Inc.	7.2%
Plains All American Pipeline L.P.	5.8%
Williams Cos., Inc.	4.9%
Sunoco L.P.	4.3%
Cheniere Energy, Inc.	3.3%
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco SteelPath MLP Alpha Fund
Class R6: OSPAX
ANNUAL SHAREHOLDER REPORT | November 30, 2024
This annual shareholder report contains important information about Invesco SteelPath MLP Alpha Fund (the “Fund”) for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Alpha Fund (Class R6)	$776	6.30%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• Over the fiscal year midstream equity returns were strong, driven by continued volume growth of both crude oil and natural gas, as well as a rising outlook for natural gas demand driven by liquefied natural gas (LNG) exports, data centers, and power generation. The strong equity performance was particularly acute among Permian-focused sector participants and natural gas focused midstream names structured as C-Corporations. Additional strength included idiosyncratic factors including certain companies benefiting from multiple years of portfolio optimization and balance sheet improvement.
• For the fiscal year ended November 30, 2024, Class R6 shares of the Fund returned 46.35%. For the same time period, the Alerian MLP Index returned 31.13%.
What contributed to performance?
Targa Resources Corp. (TRGP) |  TRGP outperformed the Alerian MLP Index over the period after reporting better than expected financial and operating results and raising 2024 cash flow guidance. TRGP provides midstream natural gas and natural gas liquid services via an integrated asset base with a premium footprint in the Permian basin. The company gathers, compresses, treats, processes, and sells natural gas and stores, fractionates, treats, transports, and sells natural gas liquids and related products.
ONEOK, Inc. (OKE) | OKE outperformed the Alerian MLP Index after executing multiple strategic merger and acquisitions (M&A) transactions, as well as reporting financial and operating results that were above consensus expectations. OKE maintains a premier natural gas liquids (NGL) system, connecting NGL supply in the Rocky Mountain, Permian, and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation, and storage assets collectively serving the NGL, crude oil, and refined products markets.
What detracted from performance?
Cheniere Energy, Inc. (CQP) |  CQP units underperformed the Alerian MLP Index over the period, giving back some of its strong late 2023 performance after reducing the partnership's variable dividend to pre-fund the potential expansion of the Sabine Pass LNG liquefaction and export facility that may move forward in 2026.
Genesis Energy L.P. (GEL) | GEL units underperformed the Alerian MLP Index over the period after the company reduced 2024 earnings before interest, taxes, depreciation and amortization guidance on lower than expected Soda Ash contribution. Despite the guidance reduction, we believe GEL's diversified asset base provides a stable margin profile, positioning the company to generate consistent future cash flows and capitalize on potential growth in contracted Gulf of Mexico crude transportation volumes in 2025.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Alpha Fund (Class R6)	46.35%	21.15%	5.25%
Alerian MLP Index	31.13%	19.23%	3.84%
S&P 500® Index	33.89%	15.77%	13.35%
Effective after the close of business on May 24, 2019, Class I shares of Oppenheimer SteelPath MLP Alpha Fund, (the predecessor fund), were reorganized into Class R6 shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of November 30, 2024)
Fund net assets	$1,181,116,970
Total number of portfolio holdings	21
Total advisory fees paid	$10,372,360
Portfolio turnover rate	101%
What Comprised The Fund's Holdings?
(as of November 30, 2024)
Top ten holdings
(% of net assets)
Energy Transfer L.P.	14.1%
MPLX L.P.	13.5%
Targa Resources Corp.	11.4%
Western Midstream Partners L.P.	10.0%
Enterprise Products Partners L.P.	8.8%
ONEOK, Inc.	7.2%
Plains All American Pipeline L.P.	5.8%
Williams Cos., Inc.	4.9%
Sunoco L.P.	4.3%
Cheniere Energy, Inc.	3.3%
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco SteelPath MLP Alpha Plus Fund
Class A: MLPLX
ANNUAL SHAREHOLDER REPORT | November 30, 2024
This annual shareholder report contains important information about Invesco SteelPath MLP Alpha Plus Fund (the “Fund”) for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Alpha Plus Fund (Class A)	$2,220	17.29%
How Did The Fund Perform During The Period?
• Over the fiscal year midstream equity returns were strong, driven by continued volume growth of both crude oil and natural gas, as well as a rising outlook for natural gas demand driven by liquefied natural gas (LNG) exports, data centers, and power generation. The strong equity performance was particularly acute among Permian-focused sector participants and natural gas focused midstream names structured as C-Corporations. Additional strength included idiosyncratic factors including certain companies benefiting from multiple years of portfolio optimization and balance sheet improvement. Separately, the Fund also obtains leverage through borrowing, which had a positive impact on performance this fiscal year. Please note that to the extent the Fund obtains leverage through borrowing, there will be the potential for greater gains and the risk of magnified losses.
• For the fiscal year ended November 30, 2024, Class A shares of the Fund, excluding sales charge, returned 56.82%. For the same time period, the Alerian MLP Index returned 31.13%.
What contributed to performance?
Targa Resources Corp. (TRGP) |  TRGP outperformed the Alerian MLP Index over the period after reporting better than expected financial and operating results and raising 2024 cash flow guidance. TRGP provides midstream natural gas and natural gas liquid services via an integrated asset base with a premium footprint in the Permian basin. The company gathers, compresses, treats, processes, and sells natural gas and stores, fractionates, treats, transports, and sells natural gas liquids and related products.
ONEOK, Inc. (OKE) | OKE outperformed the Alerian MLP Index after executing multiple strategic merger and acquisitions (M&A) transactions, as well as reporting financial and operating results that were above consensus expectations. OKE maintains a premier natural gas liquids (NGL) system, connecting NGL supply in the Rocky Mountain, Permian, and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation, and storage assets collectively serving the NGL, crude oil, and refined products markets.
What detracted from performance?
Cheniere Energy, Inc. (CQP) |  CQP units underperformed the Alerian MLP Index over the period, giving back some of its strong late 2023 performance after reducing the partnership's variable dividend to pre-fund the potential expansion of the Sabine Pass LNG liquefaction and export facility that may move forward in 2026.
Genesis Energy L.P. (GEL) | GEL units underperformed the Alerian MLP Index over the period after the company reduced 2024 earnings before interest, taxes, depreciation and amortization guidance on lower than expected Soda Ash contribution. Despite the guidance reduction, we believe GEL's diversified asset base provides a stable margin profile, positioning the company to generate consistent future cash flows and capitalize on potential growth in contracted Gulf of Mexico crude transportation volumes in 2025.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Alpha Plus Fund (Class A) — including sales charge	48.07%	21.75%	2.63%
Invesco SteelPath MLP Alpha Plus Fund (Class A) — excluding sales charge	56.82%	23.14%	3.21%
Alerian MLP Index	31.13%	19.23%	3.84%
S&P 500® Index	33.89%	15.77%	13.35%
Effective after the close of business on May 24, 2019, Class A shares of Oppenheimer SteelPath MLP Alpha Plus Fund, (the predecessor fund), were reorganized into Class A shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class A shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of November 30, 2024)
Fund net assets	$327,536,073
Total number of portfolio holdings	21
Total advisory fees paid	$2,976,473
Portfolio turnover rate	26%
What Comprised The Fund's Holdings?
(as of November 30, 2024)
Top ten holdings
(% of net assets)
Energy Transfer L.P.	20.3%
MPLX L.P.	19.3%
Targa Resources Corp.	16.4%
Western Midstream Partners L.P.	14.3%
Enterprise Products Partners L.P.	12.7%
ONEOK, Inc.	10.2%
Plains All American Pipeline L.P.	8.4%
Williams Cos., Inc.	7.0%
Sunoco L.P.	6.1%
Cheniere Energy, Inc.	4.7%
Sector allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco SteelPath MLP Alpha Plus Fund
Class C: MLPMX
ANNUAL SHAREHOLDER REPORT | November 30, 2024
This annual shareholder report contains important information about Invesco SteelPath MLP Alpha Plus Fund (the “Fund”) for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Alpha Plus Fund (Class C)	$2,307	18.04%
How Did The Fund Perform During The Period?
• Over the fiscal year midstream equity returns were strong, driven by continued volume growth of both crude oil and natural gas, as well as a rising outlook for natural gas demand driven by liquefied natural gas (LNG) exports, data centers, and power generation. The strong equity performance was particularly acute among Permian-focused sector participants and natural gas focused midstream names structured as C-Corporations. Additional strength included idiosyncratic factors including certain companies benefiting from multiple years of portfolio optimization and balance sheet improvement. Separately, the Fund also obtains leverage through borrowing, which had a positive impact on performance this fiscal year. Please note that to the extent the Fund obtains leverage through borrowing, there will be the potential for greater gains and the risk of magnified losses.
• For the fiscal year ended November 30, 2024, Class C shares of the Fund, excluding sales charge, returned 55.74%. For the same time period, the Alerian MLP Index returned 31.13%.
What contributed to performance?
Targa Resources Corp. (TRGP) |  TRGP outperformed the Alerian MLP Index over the period after reporting better than expected financial and operating results and raising 2024 cash flow guidance. TRGP provides midstream natural gas and natural gas liquid services via an integrated asset base with a premium footprint in the Permian basin. The company gathers, compresses, treats, processes, and sells natural gas and stores, fractionates, treats, transports, and sells natural gas liquids and related products.
ONEOK, Inc. (OKE) | OKE outperformed the Alerian MLP Index after executing multiple strategic merger and acquisitions (M&A) transactions, as well as reporting financial and operating results that were above consensus expectations. OKE maintains a premier natural gas liquids (NGL) system, connecting NGL supply in the Rocky Mountain, Permian, and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation, and storage assets collectively serving the NGL, crude oil, and refined products markets.
What detracted from performance?
Cheniere Energy, Inc. (CQP) |  CQP units underperformed the Alerian MLP Index over the period, giving back some of its strong late 2023 performance after reducing the partnership's variable dividend to pre-fund the potential expansion of the Sabine Pass LNG liquefaction and export facility that may move forward in 2026.
Genesis Energy L.P. (GEL) | GEL units underperformed the Alerian MLP Index over the period after the company reduced 2024 earnings before interest, taxes, depreciation and amortization guidance on lower than expected Soda Ash contribution. Despite the guidance reduction, we believe GEL's diversified asset base provides a stable margin profile, positioning the company to generate consistent future cash flows and capitalize on potential growth in contracted Gulf of Mexico crude transportation volumes in 2025.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Alpha Plus Fund (Class C) — including sales charge	54.74%	22.27%	2.59%
Invesco SteelPath MLP Alpha Plus Fund (Class C) — excluding sales charge	55.74%	22.27%	2.59%
Alerian MLP Index	31.13%	19.23%	3.84%
S&P 500® Index	33.89%	15.77%	13.35%
Effective after the close of business on May 24, 2019, Class C shares of Oppenheimer SteelPath MLP Alpha Plus Fund, (the predecessor fund), were reorganized into Class C shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class C shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of November 30, 2024)
Fund net assets	$327,536,073
Total number of portfolio holdings	21
Total advisory fees paid	$2,976,473
Portfolio turnover rate	26%
What Comprised The Fund's Holdings?
(as of November 30, 2024)
Top ten holdings
(% of net assets)
Energy Transfer L.P.	20.3%
MPLX L.P.	19.3%
Targa Resources Corp.	16.4%
Western Midstream Partners L.P.	14.3%
Enterprise Products Partners L.P.	12.7%
ONEOK, Inc.	10.2%
Plains All American Pipeline L.P.	8.4%
Williams Cos., Inc.	7.0%
Sunoco L.P.	6.1%
Cheniere Energy, Inc.	4.7%
Sector allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco SteelPath MLP Alpha Plus Fund
Class R: SPMJX
ANNUAL SHAREHOLDER REPORT | November 30, 2024
This annual shareholder report contains important information about Invesco SteelPath MLP Alpha Plus Fund (the “Fund”) for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Alpha Plus Fund (Class R)	$2,248	17.54%
How Did The Fund Perform During The Period?
• Over the fiscal year midstream equity returns were strong, driven by continued volume growth of both crude oil and natural gas, as well as a rising outlook for natural gas demand driven by liquefied natural gas (LNG) exports, data centers, and power generation. The strong equity performance was particularly acute among Permian-focused sector participants and natural gas focused midstream names structured as C-Corporations. Additional strength included idiosyncratic factors including certain companies benefiting from multiple years of portfolio optimization and balance sheet improvement. Separately, the Fund also obtains leverage through borrowing, which had a positive impact on performance this fiscal year. Please note that to the extent the Fund obtains leverage through borrowing, there will be the potential for greater gains and the risk of magnified losses.
• For the fiscal year ended November 30, 2024, Class R shares of the Fund returned 56.32%. For the same time period, the Alerian MLP Index returned 31.13%.
What contributed to performance?
Targa Resources Corp. (TRGP) |  TRGP outperformed the Alerian MLP Index over the period after reporting better than expected financial and operating results and raising 2024 cash flow guidance. TRGP provides midstream natural gas and natural gas liquid services via an integrated asset base with a premium footprint in the Permian basin. The company gathers, compresses, treats, processes, and sells natural gas and stores, fractionates, treats, transports, and sells natural gas liquids and related products.
ONEOK, Inc. (OKE) | OKE outperformed the Alerian MLP Index after executing multiple strategic merger and acquisitions (M&A) transactions, as well as reporting financial and operating results that were above consensus expectations. OKE maintains a premier natural gas liquids (NGL) system, connecting NGL supply in the Rocky Mountain, Permian, and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation, and storage assets collectively serving the NGL, crude oil, and refined products markets.
What detracted from performance?
Cheniere Energy, Inc. (CQP) |  CQP units underperformed the Alerian MLP Index over the period, giving back some of its strong late 2023 performance after reducing the partnership's variable dividend to pre-fund the potential expansion of the Sabine Pass LNG liquefaction and export facility that may move forward in 2026.
Genesis Energy L.P. (GEL) | GEL units underperformed the Alerian MLP Index over the period after the company reduced 2024 earnings before interest, taxes, depreciation and amortization guidance on lower than expected Soda Ash contribution. Despite the guidance reduction, we believe GEL's diversified asset base provides a stable margin profile, positioning the company to generate consistent future cash flows and capitalize on potential growth in contracted Gulf of Mexico crude transportation volumes in 2025.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Alpha Plus Fund (Class R)	56.32%	22.91%	2.97%
Alerian MLP Index	31.13%	19.23%	3.84%
S&P 500® Index	33.89%	15.77%	13.35%
Class R shares incepted on May 24, 2019. Performance shown on and prior to that date is that of Oppenheimer SteelPath MLP Alpha Plus Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of November 30, 2024)
Fund net assets	$327,536,073
Total number of portfolio holdings	21
Total advisory fees paid	$2,976,473
Portfolio turnover rate	26%
What Comprised The Fund's Holdings?
(as of November 30, 2024)
Top ten holdings
(% of net assets)
Energy Transfer L.P.	20.3%
MPLX L.P.	19.3%
Targa Resources Corp.	16.4%
Western Midstream Partners L.P.	14.3%
Enterprise Products Partners L.P.	12.7%
ONEOK, Inc.	10.2%
Plains All American Pipeline L.P.	8.4%
Williams Cos., Inc.	7.0%
Sunoco L.P.	6.1%
Cheniere Energy, Inc.	4.7%
Sector allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco SteelPath MLP Alpha Plus Fund
Class Y: MLPNX
ANNUAL SHAREHOLDER REPORT | November 30, 2024
This annual shareholder report contains important information about Invesco SteelPath MLP Alpha Plus Fund (the “Fund”) for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Alpha Plus Fund (Class Y)	$2,194	17.04%
How Did The Fund Perform During The Period?
• Over the fiscal year midstream equity returns were strong, driven by continued volume growth of both crude oil and natural gas, as well as a rising outlook for natural gas demand driven by liquefied natural gas (LNG) exports, data centers, and power generation. The strong equity performance was particularly acute among Permian-focused sector participants and natural gas focused midstream names structured as C-Corporations. Additional strength included idiosyncratic factors including certain companies benefiting from multiple years of portfolio optimization and balance sheet improvement. Separately, the Fund also obtains leverage through borrowing, which had a positive impact on performance this fiscal year. Please note that to the extent the Fund obtains leverage through borrowing, there will be the potential for greater gains and the risk of magnified losses.
• For the fiscal year ended November 30, 2024, Class Y shares of the Fund returned 57.53%. For the same time period, the Alerian MLP Index returned 31.13%.
What contributed to performance?
Targa Resources Corp. (TRGP) |  TRGP outperformed the Alerian MLP Index over the period after reporting better than expected financial and operating results and raising 2024 cash flow guidance. TRGP provides midstream natural gas and natural gas liquid services via an integrated asset base with a premium footprint in the Permian basin. The company gathers, compresses, treats, processes, and sells natural gas and stores, fractionates, treats, transports, and sells natural gas liquids and related products.
ONEOK, Inc. (OKE) | OKE outperformed the Alerian MLP Index after executing multiple strategic merger and acquisitions (M&A) transactions, as well as reporting financial and operating results that were above consensus expectations. OKE maintains a premier natural gas liquids (NGL) system, connecting NGL supply in the Rocky Mountain, Permian, and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation, and storage assets collectively serving the NGL, crude oil, and refined products markets.
What detracted from performance?
Cheniere Energy, Inc. (CQP) |  CQP units underperformed the Alerian MLP Index over the period, giving back some of its strong late 2023 performance after reducing the partnership's variable dividend to pre-fund the potential expansion of the Sabine Pass LNG liquefaction and export facility that may move forward in 2026.
Genesis Energy L.P. (GEL) | GEL units underperformed the Alerian MLP Index over the period after the company reduced 2024 earnings before interest, taxes, depreciation and amortization guidance on lower than expected Soda Ash contribution. Despite the guidance reduction, we believe GEL's diversified asset base provides a stable margin profile, positioning the company to generate consistent future cash flows and capitalize on potential growth in contracted Gulf of Mexico crude transportation volumes in 2025.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Alpha Plus Fund (Class Y)	57.53%	23.46%	3.47%
Alerian MLP Index	31.13%	19.23%	3.84%
S&P 500® Index	33.89%	15.77%	13.35%
Effective after the close of business on May 24, 2019, Class Y shares of Oppenheimer SteelPath MLP Alpha Plus Fund, (the predecessor fund), were reorganized into Class Y shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of November 30, 2024)
Fund net assets	$327,536,073
Total number of portfolio holdings	21
Total advisory fees paid	$2,976,473
Portfolio turnover rate	26%
What Comprised The Fund's Holdings?
(as of November 30, 2024)
Top ten holdings
(% of net assets)
Energy Transfer L.P.	20.3%
MPLX L.P.	19.3%
Targa Resources Corp.	16.4%
Western Midstream Partners L.P.	14.3%
Enterprise Products Partners L.P.	12.7%
ONEOK, Inc.	10.2%
Plains All American Pipeline L.P.	8.4%
Williams Cos., Inc.	7.0%
Sunoco L.P.	6.1%
Cheniere Energy, Inc.	4.7%
Sector allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco SteelPath MLP Alpha Plus Fund
Class R5: SPMPX
ANNUAL SHAREHOLDER REPORT | November 30, 2024
This annual shareholder report contains important information about Invesco SteelPath MLP Alpha Plus Fund (the “Fund”) for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Alpha Plus Fund (Class R5)	$2,189	17.01%
How Did The Fund Perform During The Period?
• Over the fiscal year midstream equity returns were strong, driven by continued volume growth of both crude oil and natural gas, as well as a rising outlook for natural gas demand driven by liquefied natural gas (LNG) exports, data centers, and power generation. The strong equity performance was particularly acute among Permian-focused sector participants and natural gas focused midstream names structured as C-Corporations. Additional strength included idiosyncratic factors including certain companies benefiting from multiple years of portfolio optimization and balance sheet improvement. Separately, the Fund also obtains leverage through borrowing, which had a positive impact on performance this fiscal year. Please note that to the extent the Fund obtains leverage through borrowing, there will be the potential for greater gains and the risk of magnified losses.
• For the fiscal year ended November 30, 2024, Class R5 shares of the Fund returned 57.39%. For the same time period, the Alerian MLP Index returned 31.13%.
What contributed to performance?
Targa Resources Corp. (TRGP) |  TRGP outperformed the Alerian MLP Index over the period after reporting better than expected financial and operating results and raising 2024 cash flow guidance. TRGP provides midstream natural gas and natural gas liquid services via an integrated asset base with a premium footprint in the Permian basin. The company gathers, compresses, treats, processes, and sells natural gas and stores, fractionates, treats, transports, and sells natural gas liquids and related products.
ONEOK, Inc. (OKE) | OKE outperformed the Alerian MLP Index after executing multiple strategic merger and acquisitions (M&A) transactions, as well as reporting financial and operating results that were above consensus expectations. OKE maintains a premier natural gas liquids (NGL) system, connecting NGL supply in the Rocky Mountain, Permian, and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation, and storage assets collectively serving the NGL, crude oil, and refined products markets.
What detracted from performance?
Cheniere Energy, Inc. (CQP) |  CQP units underperformed the Alerian MLP Index over the period, giving back some of its strong late 2023 performance after reducing the partnership's variable dividend to pre-fund the potential expansion of the Sabine Pass LNG liquefaction and export facility that may move forward in 2026.
Genesis Energy L.P. (GEL) | GEL units underperformed the Alerian MLP Index over the period after the company reduced 2024 earnings before interest, taxes, depreciation and amortization guidance on lower than expected Soda Ash contribution. Despite the guidance reduction, we believe GEL's diversified asset base provides a stable margin profile, positioning the company to generate consistent future cash flows and capitalize on potential growth in contracted Gulf of Mexico crude transportation volumes in 2025.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Alpha Plus Fund (Class R5)	57.39%	23.53%	3.40%
Alerian MLP Index	31.13%	19.23%	3.84%
S&P 500® Index	33.89%	15.77%	13.35%
Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of Oppenheimer SteelPath MLP Alpha Plus Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of November 30, 2024)
Fund net assets	$327,536,073
Total number of portfolio holdings	21
Total advisory fees paid	$2,976,473
Portfolio turnover rate	26%
What Comprised The Fund's Holdings?
(as of November 30, 2024)
Top ten holdings
(% of net assets)
Energy Transfer L.P.	20.3%
MPLX L.P.	19.3%
Targa Resources Corp.	16.4%
Western Midstream Partners L.P.	14.3%
Enterprise Products Partners L.P.	12.7%
ONEOK, Inc.	10.2%
Plains All American Pipeline L.P.	8.4%
Williams Cos., Inc.	7.0%
Sunoco L.P.	6.1%
Cheniere Energy, Inc.	4.7%
Sector allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco SteelPath MLP Alpha Plus Fund
Class R6: OSPPX
ANNUAL SHAREHOLDER REPORT | November 30, 2024
This annual shareholder report contains important information about Invesco SteelPath MLP Alpha Plus Fund (the “Fund”) for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Alpha Plus Fund (Class R6)	$2,186	16.97%
How Did The Fund Perform During The Period?
• Over the fiscal year midstream equity returns were strong, driven by continued volume growth of both crude oil and natural gas, as well as a rising outlook for natural gas demand driven by liquefied natural gas (LNG) exports, data centers, and power generation. The strong equity performance was particularly acute among Permian-focused sector participants and natural gas focused midstream names structured as C-Corporations. Additional strength included idiosyncratic factors including certain companies benefiting from multiple years of portfolio optimization and balance sheet improvement. Separately, the Fund also obtains leverage through borrowing, which had a positive impact on performance this fiscal year. Please note that to the extent the Fund obtains leverage through borrowing, there will be the potential for greater gains and the risk of magnified losses.
• For the fiscal year ended November 30, 2024, Class R6 shares of the Fund returned 57.65%. For the same time period, the Alerian MLP Index returned 31.13%.
What contributed to performance?
Targa Resources Corp. (TRGP) |  TRGP outperformed the Alerian MLP Index over the period after reporting better than expected financial and operating results and raising 2024 cash flow guidance. TRGP provides midstream natural gas and natural gas liquid services via an integrated asset base with a premium footprint in the Permian basin. The company gathers, compresses, treats, processes, and sells natural gas and stores, fractionates, treats, transports, and sells natural gas liquids and related products.
ONEOK, Inc. (OKE) | OKE outperformed the Alerian MLP Index after executing multiple strategic merger and acquisitions (M&A) transactions, as well as reporting financial and operating results that were above consensus expectations. OKE maintains a premier natural gas liquids (NGL) system, connecting NGL supply in the Rocky Mountain, Permian, and Mid-Continent regions with key market centers and owns an extensive network of gathering, processing, fractionation, transportation, and storage assets collectively serving the NGL, crude oil, and refined products markets.
What detracted from performance?
Cheniere Energy, Inc. (CQP) |  CQP units underperformed the Alerian MLP Index over the period, giving back some of its strong late 2023 performance after reducing the partnership's variable dividend to pre-fund the potential expansion of the Sabine Pass LNG liquefaction and export facility that may move forward in 2026.
Genesis Energy L.P. (GEL) | GEL units underperformed the Alerian MLP Index over the period after the company reduced 2024 earnings before interest, taxes, depreciation and amortization guidance on lower than expected Soda Ash contribution. Despite the guidance reduction, we believe GEL's diversified asset base provides a stable margin profile, positioning the company to generate consistent future cash flows and capitalize on potential growth in contracted Gulf of Mexico crude transportation volumes in 2025.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Alpha Plus Fund (Class R6)	57.65%	23.72%	3.66%
Alerian MLP Index	31.13%	19.23%	3.84%
S&P 500® Index	33.89%	15.77%	13.35%
Effective after the close of business on May 24, 2019, Class I shares of Oppenheimer SteelPath MLP Alpha Plus Fund, (the predecessor fund), were reorganized into Class R6 shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of November 30, 2024)
Fund net assets	$327,536,073
Total number of portfolio holdings	21
Total advisory fees paid	$2,976,473
Portfolio turnover rate	26%
What Comprised The Fund's Holdings?
(as of November 30, 2024)
Top ten holdings
(% of net assets)
Energy Transfer L.P.	20.3%
MPLX L.P.	19.3%
Targa Resources Corp.	16.4%
Western Midstream Partners L.P.	14.3%
Enterprise Products Partners L.P.	12.7%
ONEOK, Inc.	10.2%
Plains All American Pipeline L.P.	8.4%
Williams Cos., Inc.	7.0%
Sunoco L.P.	6.1%
Cheniere Energy, Inc.	4.7%
Sector allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco SteelPath MLP Income Fund
Class A: MLPDX
ANNUAL SHAREHOLDER REPORT | November 30, 2024
This annual shareholder report contains important information about Invesco SteelPath MLP Income Fund (the “Fund”) for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Income Fund (Class A)	$1,039	9.03%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
•  Over the fiscal year midstream equity returns were strong, driven by continued volume growth of both crude oil and natural gas, as well as a rising outlook for natural gas demand driven by liquefied natural gas (LNG) exports, data centers, and power generation. The strong equity performance was particularly acute among Permian-focused sector participants and natural gas focused midstream names structured as C-Corporations. Additional strength included idiosyncratic factors including certain companies benefiting from multiple years of portfolio optimization and balance sheet improvement.
•  For the fiscal year ended November 30, 2024, Class A shares of the Fund, excluding sales charge, returned 30.11%. For the same time period, the Alerian MLP Index returned 31.13%.
What contributed to performance?
Energy Transfer L.P. (ET) | ET outperformed the Alerian MLP Index over the period benefiting from robust, increasing natural gas demand growth expectations among many market participants as well as reporting stronger than expected earnings and increasing 2024 earnings before interest, taxes, depreciation and amortization guidance. We believe ET is well positioned due to its large and diversified portfolio of midstream assets in the United States, including in all major domestic production basins.
MPLX L.P. (MPLX) | MPLX outperformed the Alerian MLP Index over the period after reporting better than anticipated financial and operating results. MPLX successfully executed its management succession plan as its CEO reached the company’s mandatory retirement age. We believe MPLX holds an attractive, diversified portfolio of midstream energy infrastructure and logistics assets. With a strong natural gas and natural gas liquids position in Appalachia, MPLX continues to advance its strategy of creating integrated crude oil and natural gas logistics systems from the Permian to the Gulf Coast.
What detracted from performance?
Delek Logistics Partners L.P. (DKL) | DKL units underperformed the Alerian MLP Index over the period after the partnership executed multiple merger and acquisitions (M&A) transactions and two equity offerings. DKL owns and operates crude oil, intermediate and refined products pipelines and transportation, storage, terminaling, and marketing businesses.
CrossAmerica Partners L.P. (CAPL) | CAPL underperformed the Alerian MLP Index over the period after announcing interim results that were slightly below expectations driven by lower fuel demand and tighter fuel margins as well as higher interest expense on its floating rate debt. Despite the weaker than expected results, CAPL management continues to focus on growing its fuel distribution business through accretive acquisitions and improving its leverage and distribution coverage metrics.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Income Fund (Class A) — including sales charge	23.00%	18.46%	4.81%
Invesco SteelPath MLP Income Fund (Class A) — excluding sales charge	30.11%	19.80%	5.41%
Alerian MLP Index	31.13%	19.23%	3.84%
S&P 500® Index	33.89%	15.77%	13.35%
Effective after the close of business on May 24, 2019, Class A shares of Oppenheimer SteelPath MLP Income Fund, (the predecessor fund), were reorganized into Class A shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class A shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of November 30, 2024)
Fund net assets	$4,109,106,402
Total number of portfolio holdings	25
Total advisory fees paid	$34,191,952
Portfolio turnover rate	11%
What Comprised The Fund's Holdings?
(as of November 30, 2024)
Top ten holdings
(% of net assets)
Energy Transfer L.P.	16.2%
MPLX L.P.	16.0%
Enterprise Products Partners L.P.	15.3%
Western Midstream Partners L.P.	14.5%
Antero Midstream Corp.	7.9%
Sunoco L.P.	7.6%
Plains All American Pipeline L.P.	7.4%
EnLink Midstream LLC	5.5%
USA Compression Partners L.P.	5.3%
Genesis Energy L.P.	2.5%
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco SteelPath MLP Income Fund
Class C: MLPRX
ANNUAL SHAREHOLDER REPORT | November 30, 2024
This annual shareholder report contains important information about Invesco SteelPath MLP Income Fund (the “Fund”) for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Income Fund (Class C)	$1,120	9.78%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• Over the fiscal year midstream equity returns were strong, driven by continued volume growth of both crude oil and natural gas, as well as a rising outlook for natural gas demand driven by liquefied natural gas (LNG) exports, data centers, and power generation. The strong equity performance was particularly acute among Permian-focused sector participants and natural gas focused midstream names structured as C-Corporations. Additional strength included idiosyncratic factors including certain companies benefiting from multiple years of portfolio optimization and balance sheet improvement.
• For the fiscal year ended November 30, 2024, Class C shares of the Fund, excluding sales charge, returned 28.99%. For the same time period, the Alerian MLP Index returned 31.13%.
What contributed to performance?
Energy Transfer L.P. (ET) | ET outperformed the Alerian MLP Index over the period benefiting from robust, increasing natural gas demand growth expectations among many market participants as well as reporting stronger than expected earnings and increasing 2024 earnings before interest, taxes, depreciation and amortization guidance. We believe ET is well positioned due to its large and diversified portfolio of midstream assets in the United States, including in all major domestic production basins.
MPLX L.P. (MPLX) | MPLX outperformed the Alerian MLP Index over the period after reporting better than anticipated financial and operating results. MPLX successfully executed its management succession plan as its CEO reached the company’s mandatory retirement age. We believe MPLX holds an attractive, diversified portfolio of midstream energy infrastructure and logistics assets. With a strong natural gas and natural gas liquids position in Appalachia, MPLX continues to advance its strategy of creating integrated crude oil and natural gas logistics systems from the Permian to the Gulf Coast.
What detracted from performance?
Delek Logistics Partners L.P. (DKL) | DKL units underperformed the Alerian MLP Index over the period after the partnership executed multiple merger and acquisitions (M&A) transactions and two equity offerings. DKL owns and operates crude oil, intermediate and refined products pipelines and transportation, storage, terminaling, and marketing businesses.
CrossAmerica Partners L.P. (CAPL) | CAPL underperformed the Alerian MLP Index over the period after announcing interim results that were slightly below expectations driven by lower fuel demand and tighter fuel margins as well as higher interest expense on its floating rate debt. Despite the weaker than expected results, CAPL management continues to focus on growing its fuel distribution business through accretive acquisitions and improving its leverage and distribution coverage metrics.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Income Fund (Class C) — including sales charge	27.99%	18.92%	4.79%
Invesco SteelPath MLP Income Fund (Class C) — excluding sales charge	28.99%	18.92%	4.79%
Alerian MLP Index	31.13%	19.23%	3.84%
S&P 500® Index	33.89%	15.77%	13.35%
Effective after the close of business on May 24, 2019, Class C shares of Oppenheimer SteelPath MLP Income Fund, (the predecessor fund), were reorganized into Class C shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class C shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of November 30, 2024)
Fund net assets	$4,109,106,402
Total number of portfolio holdings	25
Total advisory fees paid	$34,191,952
Portfolio turnover rate	11%
What Comprised The Fund's Holdings?
(as of November 30, 2024)
Top ten holdings
(% of net assets)
Energy Transfer L.P.	16.2%
MPLX L.P.	16.0%
Enterprise Products Partners L.P.	15.3%
Western Midstream Partners L.P.	14.5%
Antero Midstream Corp.	7.9%
Sunoco L.P.	7.6%
Plains All American Pipeline L.P.	7.4%
EnLink Midstream LLC	5.5%
USA Compression Partners L.P.	5.3%
Genesis Energy L.P.	2.5%
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco SteelPath MLP Income Fund
Class R: SPNNX
ANNUAL SHAREHOLDER REPORT | November 30, 2024
This annual shareholder report contains important information about Invesco SteelPath MLP Income Fund (the “Fund”) for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Income Fund (Class R)	$1,066	9.28%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• Over the fiscal year midstream equity returns were strong, driven by continued volume growth of both crude oil and natural gas, as well as a rising outlook for natural gas demand driven by liquefied natural gas (LNG) exports, data centers, and power generation. The strong equity performance was particularly acute among Permian-focused sector participants and natural gas focused midstream names structured as C-Corporations. Additional strength included idiosyncratic factors including certain companies benefiting from multiple years of portfolio optimization and balance sheet improvement.
• For the fiscal year ended November 30, 2024, Class R shares of the Fund returned 29.79%. For the same time period, the Alerian MLP Index returned 31.13%.
What contributed to performance?
Energy Transfer L.P. (ET) | ET outperformed the Alerian MLP Index over the period benefiting from robust, increasing natural gas demand growth expectations among many market participants as well as reporting stronger than expected earnings and increasing 2024 earnings before interest, taxes, depreciation and amortization guidance. We believe ET is well positioned due to its large and diversified portfolio of midstream assets in the United States, including in all major domestic production basins.
MPLX L.P. (MPLX) | MPLX outperformed the Alerian MLP Index over the period after reporting better than anticipated financial and operating results. MPLX successfully executed its management succession plan as its CEO reached the company’s mandatory retirement age. We believe MPLX holds an attractive, diversified portfolio of midstream energy infrastructure and logistics assets. With a strong natural gas and natural gas liquids position in Appalachia, MPLX continues to advance its strategy of creating integrated crude oil and natural gas logistics systems from the Permian to the Gulf Coast.
What detracted from performance?
Delek Logistics Partners L.P. (DKL) | DKL units underperformed the Alerian MLP Index over the period after the partnership executed multiple merger and acquisitions (M&A) transactions and two equity offerings. DKL owns and operates crude oil, intermediate and refined products pipelines and transportation, storage, terminaling, and marketing businesses.
CrossAmerica Partners L.P. (CAPL) | CAPL underperformed the Alerian MLP Index over the period after announcing interim results that were slightly below expectations driven by lower fuel demand and tighter fuel margins as well as higher interest expense on its floating rate debt. Despite the weaker than expected results, CAPL management continues to focus on growing its fuel distribution business through accretive acquisitions and improving its leverage and distribution coverage metrics.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Income Fund (Class R)	29.79%	19.51%	5.14%
Alerian MLP Index	31.13%	19.23%	3.84%
S&P 500® Index	33.89%	15.77%	13.35%
Class R shares incepted on May 24, 2019. Performance shown on and prior to that date is that of Oppenheimer SteelPath MLP Income Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of November 30, 2024)
Fund net assets	$4,109,106,402
Total number of portfolio holdings	25
Total advisory fees paid	$34,191,952
Portfolio turnover rate	11%
What Comprised The Fund's Holdings?
(as of November 30, 2024)
Top ten holdings
(% of net assets)
Energy Transfer L.P.	16.2%
MPLX L.P.	16.0%
Enterprise Products Partners L.P.	15.3%
Western Midstream Partners L.P.	14.5%
Antero Midstream Corp.	7.9%
Sunoco L.P.	7.6%
Plains All American Pipeline L.P.	7.4%
EnLink Midstream LLC	5.5%
USA Compression Partners L.P.	5.3%
Genesis Energy L.P.	2.5%
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco SteelPath MLP Income Fund
Class Y: MLPZX
ANNUAL SHAREHOLDER REPORT | November 30, 2024
This annual shareholder report contains important information about Invesco SteelPath MLP Income Fund (the “Fund”) for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Income Fund (Class Y)	$1,011	8.78%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• Over the fiscal year midstream equity returns were strong, driven by continued volume growth of both crude oil and natural gas, as well as a rising outlook for natural gas demand driven by liquefied natural gas (LNG) exports, data centers, and power generation. The strong equity performance was particularly acute among Permian-focused sector participants and natural gas focused midstream names structured as C-Corporations. Additional strength included idiosyncratic factors including certain companies benefiting from multiple years of portfolio optimization and balance sheet improvement.
• For the fiscal year ended November 30, 2024, Class Y shares of the Fund returned 30.34%. For the same time period, the Alerian MLP Index returned 31.13%.
What contributed to performance?
Energy Transfer L.P. (ET) | ET outperformed the Alerian MLP Index over the period benefiting from robust, increasing natural gas demand growth expectations among many market participants as well as reporting stronger than expected earnings and increasing 2024 earnings before interest, taxes, depreciation and amortization guidance. We believe ET is well positioned due to its large and diversified portfolio of midstream assets in the United States, including in all major domestic production basins.
MPLX L.P. (MPLX) | MPLX outperformed the Alerian MLP Index over the period after reporting better than anticipated financial and operating results. MPLX successfully executed its management succession plan as its CEO reached the company’s mandatory retirement age. We believe MPLX holds an attractive, diversified portfolio of midstream energy infrastructure and logistics assets. With a strong natural gas and natural gas liquids position in Appalachia, MPLX continues to advance its strategy of creating integrated crude oil and natural gas logistics systems from the Permian to the Gulf Coast.
What detracted from performance?
Delek Logistics Partners L.P. (DKL) | DKL units underperformed the Alerian MLP Index over the period after the partnership executed multiple merger and acquisitions (M&A) transactions and two equity offerings. DKL owns and operates crude oil, intermediate and refined products pipelines and transportation, storage, terminaling, and marketing businesses.
CrossAmerica Partners L.P. (CAPL) | CAPL underperformed the Alerian MLP Index over the period after announcing interim results that were slightly below expectations driven by lower fuel demand and tighter fuel margins as well as higher interest expense on its floating rate debt. Despite the weaker than expected results, CAPL management continues to focus on growing its fuel distribution business through accretive acquisitions and improving its leverage and distribution coverage metrics.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Income Fund (Class Y)	30.34%	20.09%	5.66%
Alerian MLP Index	31.13%	19.23%	3.84%
S&P 500® Index	33.89%	15.77%	13.35%
Effective after the close of business on May 24, 2019, Class Y shares of Oppenheimer SteelPath MLP Income Fund, (the predecessor fund), were reorganized into Class Y shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of November 30, 2024)
Fund net assets	$4,109,106,402
Total number of portfolio holdings	25
Total advisory fees paid	$34,191,952
Portfolio turnover rate	11%
What Comprised The Fund's Holdings?
(as of November 30, 2024)
Top ten holdings
(% of net assets)
Energy Transfer L.P.	16.2%
MPLX L.P.	16.0%
Enterprise Products Partners L.P.	15.3%
Western Midstream Partners L.P.	14.5%
Antero Midstream Corp.	7.9%
Sunoco L.P.	7.6%
Plains All American Pipeline L.P.	7.4%
EnLink Midstream LLC	5.5%
USA Compression Partners L.P.	5.3%
Genesis Energy L.P.	2.5%
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco SteelPath MLP Income Fund
Class R5: SPMQX
ANNUAL SHAREHOLDER REPORT | November 30, 2024
This annual shareholder report contains important information about Invesco SteelPath MLP Income Fund (the “Fund”) for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Income Fund (Class R5)	$1,000	8.70%
How Did The Fund Perform During The Period?
• Over the fiscal year midstream equity returns were strong, driven by continued volume growth of both crude oil and natural gas, as well as a rising outlook for natural gas demand driven by liquefied natural gas (LNG) exports, data centers, and power generation. The strong equity performance was particularly acute among Permian-focused sector participants and natural gas focused midstream names structured as C-Corporations. Additional strength included idiosyncratic factors including certain companies benefiting from multiple years of portfolio optimization and balance sheet improvement.
• For the fiscal year ended November 30, 2024, Class R5 shares of the Fund returned 29.98%. For the same time period, the Alerian MLP Index returned 31.13%.
What contributed to performance?
Energy Transfer L.P. (ET) | ET outperformed the Alerian MLP Index over the period benefiting from robust, increasing natural gas demand growth expectations among many market participants as well as reporting stronger than expected earnings and increasing 2024 earnings before interest, taxes, depreciation and amortization guidance. We believe ET is well positioned due to its large and diversified portfolio of midstream assets in the United States, including in all major domestic production basins.
MPLX L.P. (MPLX) | MPLX outperformed the Alerian MLP Index over the period after reporting better than anticipated financial and operating results. MPLX successfully executed its management succession plan as its CEO reached the company’s mandatory retirement age. We believe MPLX holds an attractive, diversified portfolio of midstream energy infrastructure and logistics assets. With a strong natural gas and natural gas liquids position in Appalachia, MPLX continues to advance its strategy of creating integrated crude oil and natural gas logistics systems from the Permian to the Gulf Coast.
What detracted from performance?
Delek Logistics Partners L.P. (DKL) | DKL units underperformed the Alerian MLP Index over the period after the partnership executed multiple merger and acquisitions (M&A) transactions and two equity offerings. DKL owns and operates crude oil, intermediate and refined products pipelines and transportation, storage, terminaling, and marketing businesses.
CrossAmerica Partners L.P. (CAPL) | CAPL underperformed the Alerian MLP Index over the period after announcing interim results that were slightly below expectations driven by lower fuel demand and tighter fuel margins as well as higher interest expense on its floating rate debt. Despite the weaker than expected results, CAPL management continues to focus on growing its fuel distribution business through accretive acquisitions and improving its leverage and distribution coverage metrics.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Income Fund (Class R5)	29.98%	20.11%	5.55%
Alerian MLP Index	31.13%	19.23%	3.84%
S&P 500® Index	33.89%	15.77%	13.35%
Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of Oppenheimer SteelPath MLP Income Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of November 30, 2024)
Fund net assets	$4,109,106,402
Total number of portfolio holdings	25
Total advisory fees paid	$34,191,952
Portfolio turnover rate	11%
What Comprised The Fund's Holdings?
(as of November 30, 2024)
Top ten holdings
(% of net assets)
Energy Transfer L.P.	16.2%
MPLX L.P.	16.0%
Enterprise Products Partners L.P.	15.3%
Western Midstream Partners L.P.	14.5%
Antero Midstream Corp.	7.9%
Sunoco L.P.	7.6%
Plains All American Pipeline L.P.	7.4%
EnLink Midstream LLC	5.5%
USA Compression Partners L.P.	5.3%
Genesis Energy L.P.	2.5%
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco SteelPath MLP Income Fund
Class R6: OSPMX
ANNUAL SHAREHOLDER REPORT | November 30, 2024
This annual shareholder report contains important information about Invesco SteelPath MLP Income Fund (the “Fund”) for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Income Fund (Class R6)	$1,001	8.69%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• Over the fiscal year midstream equity returns were strong, driven by continued volume growth of both crude oil and natural gas, as well as a rising outlook for natural gas demand driven by liquefied natural gas (LNG) exports, data centers, and power generation. The strong equity performance was particularly acute among Permian-focused sector participants and natural gas focused midstream names structured as C-Corporations. Additional strength included idiosyncratic factors including certain companies benefiting from multiple years of portfolio optimization and balance sheet improvement.
• For the fiscal year ended November 30, 2024, Class R6 shares of the Fund returned 30.45%. For the same time period, the Alerian MLP Index returned 31.13%.
What contributed to performance?
Energy Transfer L.P. (ET) | ET outperformed the Alerian MLP Index over the period benefiting from robust, increasing natural gas demand growth expectations among many market participants as well as reporting stronger than expected earnings and increasing 2024 earnings before interest, taxes, depreciation and amortization guidance. We believe ET is well positioned due to its large and diversified portfolio of midstream assets in the United States, including in all major domestic production basins.
MPLX L.P. (MPLX) | MPLX outperformed the Alerian MLP Index over the period after reporting better than anticipated financial and operating results. MPLX successfully executed its management succession plan as its CEO reached the company’s mandatory retirement age. We believe MPLX holds an attractive, diversified portfolio of midstream energy infrastructure and logistics assets. With a strong natural gas and natural gas liquids position in Appalachia, MPLX continues to advance its strategy of creating integrated crude oil and natural gas logistics systems from the Permian to the Gulf Coast.
What detracted from performance?
Delek Logistics Partners L.P. (DKL) | DKL units underperformed the Alerian MLP Index over the period after the partnership executed multiple merger and acquisitions (M&A) transactions and two equity offerings. DKL owns and operates crude oil, intermediate and refined products pipelines and transportation, storage, terminaling, and marketing businesses.
CrossAmerica Partners L.P. (CAPL) | CAPL underperformed the Alerian MLP Index over the period after announcing interim results that were slightly below expectations driven by lower fuel demand and tighter fuel margins as well as higher interest expense on its floating rate debt. Despite the weaker than expected results, CAPL management continues to focus on growing its fuel distribution business through accretive acquisitions and improving its leverage and distribution coverage metrics.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Income Fund (Class R6)	30.45%	20.18%	5.73%
Alerian MLP Index	31.13%	19.23%	3.84%
S&P 500® Index	33.89%	15.77%	13.35%
Effective after the close of business on May 24, 2019, Class I shares of Oppenheimer SteelPath MLP Income Fund, (the predecessor fund), were reorganized into Class R6 shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of November 30, 2024)
Fund net assets	$4,109,106,402
Total number of portfolio holdings	25
Total advisory fees paid	$34,191,952
Portfolio turnover rate	11%
What Comprised The Fund's Holdings?
(as of November 30, 2024)
Top ten holdings
(% of net assets)
Energy Transfer L.P.	16.2%
MPLX L.P.	16.0%
Enterprise Products Partners L.P.	15.3%
Western Midstream Partners L.P.	14.5%
Antero Midstream Corp.	7.9%
Sunoco L.P.	7.6%
Plains All American Pipeline L.P.	7.4%
EnLink Midstream LLC	5.5%
USA Compression Partners L.P.	5.3%
Genesis Energy L.P.	2.5%
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco SteelPath MLP Select 40 Fund
Class A: MLPFX
ANNUAL SHAREHOLDER REPORT | November 30, 2024
This annual shareholder report contains important information about Invesco SteelPath MLP Select 40 Fund (the “Fund”) for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Select 40 Fund (Class A)	$1,217	10.28%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• Over the fiscal year midstream equity returns were strong, driven by continued volume growth of both crude oil and natural gas, as well as a rising outlook for natural gas demand driven by liquefied natural gas (LNG) exports, data centers, and power generation. The strong equity performance was particularly acute among Permian-focused sector participants and  natural gas focused midstream names structured as C-Corporations. Additional strength included idiosyncratic factors including certain companies benefiting from multiple years of portfolio optimization and balance sheet improvement.
• For the fiscal year ended November 30, 2024, Class A shares of the Fund, excluding sales charge, returned 36.80%. For the same time period, the Alerian MLP Index returned 31.13%.
What contributed to performance?
Targa Resources Corp. (TRGP) |  TRGP outperformed the Alerian MLP Index over the period after reporting better than expected financial and operating results and raising 2024 cash flow guidance. TRGP provides midstream natural gas and natural gas liquid services via an integrated asset base with a premium footprint in the Permian basin. The company gathers, compresses, treats, processes, and sells natural gas and stores, fractionates, treats, transports, and sells natural gas liquids and related products.
Archrock, Inc. (AROC) |  AROC shares outperformed the Alerian MLP Index over the period as compression names have benefited from strong utilization factors driving improved pricing power. AROC is one of the largest operators of compression units in the industry with operations in the most active basins in the U.S. including the Permian, Eagle Ford, SCOOP/STACK, and Niobrara.
What detracted from performance?
Cheniere Energy, Inc. (CQP) | CQP units underperformed the Alerian MLP Index over the period, giving back some of its strong late 2023 performance after reducing the partnership's variable dividend to pre-fund the potential expansion of the Sabine Pass LNG liquefaction and export facility that may move forward in 2026.
CrossAmerica Partners L.P. (CAPL) |  CAPL underperformed the Alerian MLP Index over the period after announcing interim results that were slightly below expectations driven by lower fuel demand and tighter fuel margins as well as higher interest expense on its floating rate debt. Despite the weaker than expected results, CAPL management continues to focus on growing its fuel distribution business through accretive acquisitions and improving its leverage and distribution coverage metrics.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Select 40 Fund (Class A) — including sales charge	29.33%	17.33%	5.10%
Invesco SteelPath MLP Select 40 Fund (Class A) — excluding sales charge	36.80%	18.67%	5.69%
Alerian MLP Index	31.13%	19.23%	3.84%
S&P 500® Index	33.89%	15.77%	13.35%
Effective after the close of business on May 24, 2019, Class A shares of Oppenheimer SteelPath MLP Select 40 Fund, (the predecessor fund), were reorganized into Class A shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class A shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of November 30, 2024)
Fund net assets	$2,193,222,493
Total number of portfolio holdings	43
Total advisory fees paid	$12,677,640
Portfolio turnover rate	20%
What Comprised The Fund's Holdings?
(as of November 30, 2024)
Top ten holdings
(% of net assets)
Energy Transfer L.P.	8.6%
MPLX L.P.	8.1%
Western Midstream Partners L.P.	7.0%
Enterprise Products Partners L.P.	5.6%
Archrock, Inc.	5.4%
Sunoco L.P.	5.3%
Williams Cos., Inc.	5.2%
ONEOK, Inc.	5.2%
Plains All American Pipeline L.P.	5.1%
Antero Midstream Corp.	5.1%
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco SteelPath MLP Select 40 Fund
Class C: MLPEX
ANNUAL SHAREHOLDER REPORT | November 30, 2024
This annual shareholder report contains important information about Invesco SteelPath MLP Select 40 Fund (the “Fund”) for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Select 40 Fund (Class C)	$1,300	11.03%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• Over the fiscal year midstream equity returns were strong, driven by continued volume growth of both crude oil and natural gas, as well as a rising outlook for natural gas demand driven by liquefied natural gas (LNG) exports, data centers, and power generation. The strong equity performance was particularly acute among Permian-focused sector participants and  natural gas focused midstream names structured as C-Corporations. Additional strength included idiosyncratic factors including certain companies benefiting from multiple years of portfolio optimization and balance sheet improvement.
• For the fiscal year ended November 30, 2024, Class C shares of the Fund, excluding sales charge, returned 35.67%. For the same time period, the Alerian MLP Index returned 31.13%.
What contributed to performance?
Targa Resources Corp. (TRGP) |  TRGP outperformed the Alerian MLP Index over the period after reporting better than expected financial and operating results and raising 2024 cash flow guidance. TRGP provides midstream natural gas and natural gas liquid services via an integrated asset base with a premium footprint in the Permian basin. The company gathers, compresses, treats, processes, and sells natural gas and stores, fractionates, treats, transports, and sells natural gas liquids and related products.
Archrock, Inc. (AROC) | AROC shares outperformed the Alerian MLP Index over the period as compression names have benefited from strong utilization factors driving improved pricing power. AROC is one of the largest operators of compression units in the industry with operations in the most active basins in the U.S. including the Permian, Eagle Ford, SCOOP/STACK, and Niobrara.
What detracted from performance?
Cheniere Energy, Inc. (CQP) | CQP units underperformed the Alerian MLP Index over the period, giving back some of its strong late 2023 performance after reducing the partnership's variable dividend to pre-fund the potential expansion of the Sabine Pass LNG liquefaction and export facility that may move forward in 2026.
CrossAmerica Partners L.P. (CAPL) | CAPL underperformed the Alerian MLP Index over the period after announcing interim results that were slightly below expectations driven by lower fuel demand and tighter fuel margins as well as higher interest expense on its floating rate debt. Despite the weaker than expected results, CAPL management continues to focus on growing its fuel distribution business through accretive acquisitions and improving its leverage and distribution coverage metrics.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Select 40 Fund (Class C) — including sales charge	34.67%	17.75%	5.06%
Invesco SteelPath MLP Select 40 Fund (Class C) — excluding sales charge	35.67%	17.75%	5.06%
Alerian MLP Index	31.13%	19.23%	3.84%
S&P 500® Index	33.89%	15.77%	13.35%
Effective after the close of business on May 24, 2019, Class C shares of Oppenheimer SteelPath MLP Select 40 Fund, (the predecessor fund), were reorganized into Class C shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class C shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of November 30, 2024)
Fund net assets	$2,193,222,493
Total number of portfolio holdings	43
Total advisory fees paid	$12,677,640
Portfolio turnover rate	20%
What Comprised The Fund's Holdings?
(as of November 30, 2024)
Top ten holdings
(% of net assets)
Energy Transfer L.P.	8.6%
MPLX L.P.	8.1%
Western Midstream Partners L.P.	7.0%
Enterprise Products Partners L.P.	5.6%
Archrock, Inc.	5.4%
Sunoco L.P.	5.3%
Williams Cos., Inc.	5.2%
ONEOK, Inc.	5.2%
Plains All American Pipeline L.P.	5.1%
Antero Midstream Corp.	5.1%
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco SteelPath MLP Select 40 Fund
Class R: SPMWX
ANNUAL SHAREHOLDER REPORT | November 30, 2024
This annual shareholder report contains important information about Invesco SteelPath MLP Select 40 Fund (the “Fund”) for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Select 40 Fund (Class R)	$1,245	10.53%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• Over the fiscal year midstream equity returns were strong, driven by continued volume growth of both crude oil and natural gas, as well as a rising outlook for natural gas demand driven by liquefied natural gas (LNG) exports, data centers, and power generation. The strong equity performance was particularly acute among Permian-focused sector participants and  natural gas focused midstream names structured as C-Corporations. Additional strength included idiosyncratic factors including certain companies benefiting from multiple years of portfolio optimization and balance sheet improvement.
• For the fiscal year ended November 30, 2024, Class R shares of the Fund returned 36.42%. For the same time period, the Alerian MLP Index returned 31.13%.
What contributed to performance?
Targa Resources Corp. (TRGP) | TRGP outperformed the Alerian MLP Index over the period after reporting better than expected financial and operating results and raising 2024 cash flow guidance. TRGP provides midstream natural gas and natural gas liquid services via an integrated asset base with a premium footprint in the Permian basin. The company gathers, compresses, treats, processes, and sells natural gas and stores, fractionates, treats, transports, and sells natural gas liquids and related products.
Archrock, Inc. (AROC) | AROC shares outperformed the Alerian MLP Index over the period as compression names have benefited from strong utilization factors driving improved pricing power. AROC is one of the largest operators of compression units in the industry with operations in the most active basins in the U.S. including the Permian, Eagle Ford, SCOOP/STACK, and Niobrara.
What detracted from performance?
Cheniere Energy, Inc. (CQP) | CQP units underperformed the Alerian MLP Index over the period, giving back some of its strong late 2023 performance after reducing the partnership's variable dividend to pre-fund the potential expansion of the Sabine Pass LNG liquefaction and export facility that may move forward in 2026.
CrossAmerica Partners L.P. (CAPL) | CAPL underperformed the Alerian MLP Index over the period after announcing interim results that were slightly below expectations driven by lower fuel demand and tighter fuel margins as well as higher interest expense on its floating rate debt. Despite the weaker than expected results, CAPL management continues to focus on growing its fuel distribution business through accretive acquisitions and improving its leverage and distribution coverage metrics.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Select 40 Fund (Class R)	36.42%	18.40%	5.44%
Alerian MLP Index	31.13%	19.23%	3.84%
S&P 500® Index	33.89%	15.77%	13.35%
Class R shares incepted on May 24, 2019. Performance shown on and prior to that date is that of Oppenheimer SteelPath MLP Select 40 Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of November 30, 2024)
Fund net assets	$2,193,222,493
Total number of portfolio holdings	43
Total advisory fees paid	$12,677,640
Portfolio turnover rate	20%
What Comprised The Fund's Holdings?
(as of November 30, 2024)
Top ten holdings
(% of net assets)
Energy Transfer L.P.	8.6%
MPLX L.P.	8.1%
Western Midstream Partners L.P.	7.0%
Enterprise Products Partners L.P.	5.6%
Archrock, Inc.	5.4%
Sunoco L.P.	5.3%
Williams Cos., Inc.	5.2%
ONEOK, Inc.	5.2%
Plains All American Pipeline L.P.	5.1%
Antero Midstream Corp.	5.1%
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco SteelPath MLP Select 40 Fund
Class Y: MLPTX
ANNUAL SHAREHOLDER REPORT | November 30, 2024
This annual shareholder report contains important information about Invesco SteelPath MLP Select 40 Fund (the “Fund”) for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Select 40 Fund (Class Y)	$1,189	10.03%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• Over the fiscal year midstream equity returns were strong, driven by continued volume growth of both crude oil and natural gas, as well as a rising outlook for natural gas demand driven by liquefied natural gas (LNG) exports, data centers, and power generation. The strong equity performance was particularly acute among Permian-focused sector participants and  natural gas focused midstream names structured as C-Corporations. Additional strength included idiosyncratic factors including certain companies benefiting from multiple years of portfolio optimization and balance sheet improvement.
• For the fiscal year ended November 30, 2024, Class Y shares of the Fund returned returned 37.05%. For the same time period, the Alerian MLP Index returned 31.13%.
What contributed to performance?
Targa Resources Corp. (TRGP) | TRGP outperformed the Alerian MLP Index over the period after reporting better than expected financial and operating results and raising 2024 cash flow guidance. TRGP provides midstream natural gas and natural gas liquid services via an integrated asset base with a premium footprint in the Permian basin. The company gathers, compresses, treats, processes, and sells natural gas and stores, fractionates, treats, transports, and sells natural gas liquids and related products.
Archrock, Inc. (AROC) | AROC shares outperformed the Alerian MLP Index over the period as compression names have benefited from strong utilization factors driving improved pricing power. AROC is one of the largest operators of compression units in the industry with operations in the most active basins in the U.S. including the Permian, Eagle Ford, SCOOP/STACK, and Niobrara.
What detracted from performance?
Cheniere Energy, Inc. (CQP) | CQP units underperformed the Alerian MLP Index over the period, giving back some of its strong late 2023 performance after reducing the partnership's variable dividend to pre-fund the potential expansion of the Sabine Pass LNG liquefaction and export facility that may move forward in 2026.
CrossAmerica Partners L.P. (CAPL) | CAPL underperformed the Alerian MLP Index over the period after announcing interim results that were slightly below expectations driven by lower fuel demand and tighter fuel margins as well as higher interest expense on its floating rate debt. Despite the weaker than expected results, CAPL management continues to focus on growing its fuel distribution business through accretive acquisitions and improving its leverage and distribution coverage metrics.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Select 40 Fund (Class Y)	37.05%	18.99%	5.96%
Alerian MLP Index	31.13%	19.23%	3.84%
S&P 500® Index	33.89%	15.77%	13.35%
Effective after the close of business on May 24, 2019, Class Y shares of Oppenheimer SteelPath MLP Select 40 Fund, (the predecessor fund), were reorganized into Class Y shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of November 30, 2024)
Fund net assets	$2,193,222,493
Total number of portfolio holdings	43
Total advisory fees paid	$12,677,640
Portfolio turnover rate	20%
What Comprised The Fund's Holdings?
(as of November 30, 2024)
Top ten holdings
(% of net assets)
Energy Transfer L.P.	8.6%
MPLX L.P.	8.1%
Western Midstream Partners L.P.	7.0%
Enterprise Products Partners L.P.	5.6%
Archrock, Inc.	5.4%
Sunoco L.P.	5.3%
Williams Cos., Inc.	5.2%
ONEOK, Inc.	5.2%
Plains All American Pipeline L.P.	5.1%
Antero Midstream Corp.	5.1%
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco SteelPath MLP Select 40 Fund
Class R5: SPMVX
ANNUAL SHAREHOLDER REPORT | November 30, 2024
This annual shareholder report contains important information about Invesco SteelPath MLP Select 40 Fund (the “Fund”) for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Select 40 Fund (Class R5)	$1,180	9.95%
How Did The Fund Perform During The Period?
• Over the fiscal year midstream equity returns were strong, driven by continued volume growth of both crude oil and natural gas, as well as a rising outlook for natural gas demand driven by liquefied natural gas (LNG) exports, data centers, and power generation. The strong equity performance was particularly acute among Permian-focused sector participants and  natural gas focused midstream names structured as C-Corporations. Additional strength included idiosyncratic factors including certain companies benefiting from multiple years of portfolio optimization and balance sheet improvement.
• For the fiscal year ended November 30, 2024, Class R5 shares of the Fund returned 37.25%. For the same time period, the Alerian MLP Index returned 31.13%.
What contributed to performance?
Targa Resources Corp. (TRGP) | TRGP outperformed the Alerian MLP Index over the period after reporting better than expected financial and operating results and raising 2024 cash flow guidance. TRGP provides midstream natural gas and natural gas liquid services via an integrated asset base with a premium footprint in the Permian basin. The company gathers, compresses, treats, processes, and sells natural gas and stores, fractionates, treats, transports, and sells natural gas liquids and related products.
Archrock, Inc. (AROC) | AROC shares outperformed the Alerian MLP Index over the period as compression names have benefited from strong utilization factors driving improved pricing power. AROC is one of the largest operators of compression units in the industry with operations in the most active basins in the U.S. including the Permian, Eagle Ford, SCOOP/STACK, and Niobrara.
What detracted from performance?
Cheniere Energy, Inc. (CQP) | CQP units underperformed the Alerian MLP Index over the period, giving back some of its strong late 2023 performance after reducing the partnership's variable dividend to pre-fund the potential expansion of the Sabine Pass LNG liquefaction and export facility that may move forward in 2026.
CrossAmerica Partners L.P. (CAPL) | CAPL underperformed the Alerian MLP Index over the period after announcing interim results that were slightly below expectations driven by lower fuel demand and tighter fuel margins as well as higher interest expense on its floating rate debt. Despite the weaker than expected results, CAPL management continues to focus on growing its fuel distribution business through accretive acquisitions and improving its leverage and distribution coverage metrics.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Select 40 Fund (Class R5)	37.25%	19.05%	5.88%
Alerian MLP Index	31.13%	19.23%	3.84%
S&P 500® Index	33.89%	15.77%	13.35%
Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of Oppenheimer SteelPath MLP Select 40 Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of November 30, 2024)
Fund net assets	$2,193,222,493
Total number of portfolio holdings	43
Total advisory fees paid	$12,677,640
Portfolio turnover rate	20%
What Comprised The Fund's Holdings?
(as of November 30, 2024)
Top ten holdings
(% of net assets)
Energy Transfer L.P.	8.6%
MPLX L.P.	8.1%
Western Midstream Partners L.P.	7.0%
Enterprise Products Partners L.P.	5.6%
Archrock, Inc.	5.4%
Sunoco L.P.	5.3%
Williams Cos., Inc.	5.2%
ONEOK, Inc.	5.2%
Plains All American Pipeline L.P.	5.1%
Antero Midstream Corp.	5.1%
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco SteelPath MLP Select 40 Fund
Class R6: OSPSX
ANNUAL SHAREHOLDER REPORT | November 30, 2024
This annual shareholder report contains important information about Invesco SteelPath MLP Select 40 Fund (the “Fund”) for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco SteelPath MLP Select 40 Fund (Class R6)	$1,180	9.95%
How Did The Fund Perform During The Period?
• Over the fiscal year midstream equity returns were strong, driven by continued volume growth of both crude oil and natural gas, as well as a rising outlook for natural gas demand driven by liquefied natural gas (LNG) exports, data centers, and power generation. The strong equity performance was particularly acute among Permian-focused sector participants and  natural gas focused midstream names structured as C-Corporations. Additional strength included idiosyncratic factors including certain companies benefiting from multiple years of portfolio optimization and balance sheet improvement.
• For the fiscal year ended November 30, 2024, Class R6 shares of the Fund returned 37.14%. For the same time period, the Alerian MLP Index returned 31.13%.
What contributed to performance?
Targa Resources Corp. (TRGP) | TRGP outperformed the Alerian MLP Index over the period after reporting better than expected financial and operating results and raising 2024 cash flow guidance. TRGP provides midstream natural gas and natural gas liquid services via an integrated asset base with a premium footprint in the Permian basin. The company gathers, compresses, treats, processes, and sells natural gas and stores, fractionates, treats, transports, and sells natural gas liquids and related products.
Archrock, Inc. (AROC) | AROC shares outperformed the Alerian MLP Index over the period as compression names have benefited from strong utilization factors driving improved pricing power. AROC is one of the largest operators of compression units in the industry with operations in the most active basins in the U.S. including the Permian, Eagle Ford, SCOOP/STACK, and Niobrara.
What detracted from performance?
Cheniere Energy, Inc. (CQP) | CQP units underperformed the Alerian MLP Index over the period, giving back some of its strong late 2023 performance after reducing the partnership's variable dividend to pre-fund the potential expansion of the Sabine Pass LNG liquefaction and export facility that may move forward in 2026.
CrossAmerica Partners L.P. (CAPL) | CAPL underperformed the Alerian MLP Index over the period after announcing interim results that were slightly below expectations driven by lower fuel demand and tighter fuel margins as well as higher interest expense on its floating rate debt. Despite the weaker than expected results, CAPL management continues to focus on growing its fuel distribution business through accretive acquisitions and improving its leverage and distribution coverage metrics.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco SteelPath MLP Select 40 Fund (Class R6)	37.14%	19.06%	6.04%
Alerian MLP Index	31.13%	19.23%	3.84%
S&P 500® Index	33.89%	15.77%	13.35%
Effective after the close of business on May 24, 2019, Class I shares of Oppenheimer SteelPath MLP Select 40 Fund, (the predecessor fund), were reorganized into Class R6 shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of November 30, 2024)
Fund net assets	$2,193,222,493
Total number of portfolio holdings	43
Total advisory fees paid	$12,677,640
Portfolio turnover rate	20%
What Comprised The Fund's Holdings?
(as of November 30, 2024)
Top ten holdings
(% of net assets)
Energy Transfer L.P.	8.6%
MPLX L.P.	8.1%
Western Midstream Partners L.P.	7.0%
Enterprise Products Partners L.P.	5.6%
Archrock, Inc.	5.4%
Sunoco L.P.	5.3%
Williams Cos., Inc.	5.2%
ONEOK, Inc.	5.2%
Plains All American Pipeline L.P.	5.1%
Antero Midstream Corp.	5.1%
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since November 30, 2023. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in tax expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

(b) Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"). This Code is filed as an exhibit to this report on Form N-CSR under Item 19(a)(1). No substantive amendments to this Code were made during the reporting period. The Code was revised to include PEOs and PFOs of certain Invesco exchange traded funds, previously covered by a separate code of ethics. There were no waivers for the fiscal year ended November 30, 2024.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial expert is Anthony J. LaCava, Jr. Anthony J. LaCava, Jr. is "independent" within the meaning of that term as used in Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) to (d)

Fees Billed by PwC Related to the Registrant

PricewaterhouseCoopers LLP (“PwC”), the Registrant’s independent registered public accounting firm, billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as shown in the following table. The Audit Committee pre-approved all audit and non-audit services provided to the Registrant.

	Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year Ended 2024	Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year Ended 2023

Audit Fees	$ 255,101	$ 223,101
Audit-Related Fees	$ 0	$ 0
Tax Fees(1)	$ 298,350	$ 304,300
All Other Fees	$ 0	$ 0
Total Fees	$ 553,451	$ 527,401
(1)

Tax Fees for the fiscal years ended 2024 and 2023 includes fees billed for preparation of U.S. Tax Returns and Taxable Income calculations, including excise tax and year-to-date estimates for various book-to-tax differences.

Fees Billed by PwC Related to Invesco and Affiliates

PwC billed Invesco Advisers, Inc. (“Invesco”), the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with Invesco that provides ongoing services to the Registrant (“Affiliates”) aggregate fees for pre-approved non-audit services rendered to Invesco and Affiliates for the last two fiscal years as shown in the following table. The Audit Committee pre-approved all non-audit services provided to Invesco and Affiliates that were required to be pre-approved.

	Fees Billed for Non- Audit Services Rendered to Invesco and Affiliates for Fiscal Year Ended 2024 That Were Required to be Pre-Approved by the Registrant’s Audit Committee	Fees Billed for Non- Audit Services Rendered to Invesco and Affiliates for Fiscal Year Ended 2023 That Were Required to be Pre-Approved by the Registrant’s Audit Committee
Audit-Related Fees(1)	$ 1,134,000	$ 1,067,000
Tax Fees	$ 0	$ 0
All Other Fees	$ 0	$ 0
Total Fees	$ 1,134 ,000	$ 1,067,000

(1) Audit-Related Fees for the fiscal years ended 2024 and 2023 include fees billed related to reviewing controls at a service organization.

(e)(1)

PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES

POLICIES AND PROCEDURES

As adopted by the Audit Committees

of the Invesco Funds (the “Funds”)

Last Amended March 29, 2017

I.	Statement of Principles

The Audit Committees (the “Audit Committee”) of the Boards of Trustees of the Funds (the “Board”) have adopted these policies and procedures (the “Procedures”) with respect to the pre-approval of audit and non-audit services to be provided by the Funds’ independent auditor (the “Auditor”) to the Funds, and to the Funds’ investment adviser(s) and any entity controlling, controlled by, or under common control with the investment adviser(s) that provides ongoing services to the Funds (collectively, “Service Affiliates”).

Under Section 202 of the Sarbanes-Oxley Act of 2002, all audit and non-audit services provided to the Funds by the Auditor must be preapproved by the Audit Committee. Rule 2-01 of Regulation S-X requires that the Audit Committee also pre-approve a Service Affiliate’s engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds (a “Service Affiliate’s Covered Engagement”).

These Procedures set forth the procedures and the conditions pursuant to which the Audit Committee may pre-approve audit and non-audit services for the Funds and a Service Affiliate’s Covered Engagement pursuant to rules and regulations of the Securities and Exchange Commission (“SEC”) and other organizations and regulatory bodies applicable to the Funds (“Applicable Rules”).1 They address both general pre-approvals without consideration of specific case-by-case services (“general pre-approvals”) and pre-approvals on a case-by-case basis (“specific pre-approvals”). Any services requiring pre-approval that are not within the scope of general pre-approvals hereunder are subject to specific pre-approval.  These Procedures also address the delegation by the Audit Committee of pre-approval authority to the Audit Committee Chair or Vice Chair.

II.	Pre-Approval of Fund Audit Services

The annual Fund audit services engagement, including terms and fees, is subject to specific pre-approval by the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by an independent auditor to be able to form an opinion on the Funds’ financial statements. The Audit Committee will receive, review and consider sufficient information concerning a proposed Fund audit engagement to make a reasonable evaluation of the Auditor’s qualifications and independence. The Audit Committee will oversee the Fund audit services engagement as necessary, including approving any changes in terms, audit scope, conditions and fees.

In addition to approving the Fund audit services engagement at least annually and specifically approving any changes, the Audit Committee may generally or specifically pre-approve engagements for other audit services, which are those services that only an independent auditor reasonably can provide. Other audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC.

III.	General and Specific Pre-Approval of Non-Audit Fund Services

The Audit Committee will consider, at least annually, the list of General Pre-Approved Non-Audit Services which list may be terminated or modified at any time by the Audit Committee. To inform the Audit Committee’s review and approval of General Pre-Approved Non-Audit Services, the Funds’ Treasurer (or his or her designee) and Auditor shall provide such information regarding independence or other matters as the Audit Committee may request.

Any services or fee ranges that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval. Each request for specific pre-approval by the Audit Committee for services to be provided by the Auditor to the Funds must be submitted to the Audit Committee by the Funds’ Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, and other relevant information sufficient to allow the Audit Committee to consider whether to pre-approve such engagement, including evaluating whether the provision of such services will impair the independence of the Auditor and is otherwise consistent with Applicable Rules.

IV.	Non-Audit Service Types

The Audit Committee may provide either general or specific pre-approval of audit-related, tax or other services, each as described in more detail below.

a.	Audit-Related Services

“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements or that are traditionally performed by an independent auditor.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; services related to mergers, acquisitions or dispositions; compliance with ratings agency requirements and interfund lending activities; and assistance with internal control reporting requirements.

b.	Tax Services

“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will not approve proposed services of the Auditor which the Audit Committee believes are to be provided in connection with a service or transaction initially recommended by the Auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisers as necessary to ensure the consistency of tax services rendered by the Auditor with the foregoing policy. The Auditor shall not represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Each request to provide tax services under either the general or specific pre-approval of the Audit Committee will include a description from the Auditor in writing of (i) the scope of the service, the fee structure for the engagement, and any side letter or other amendment to the engagement letter, or any other agreement (whether oral, written, or otherwise) between the Auditor and the Funds, relating to the service; and (ii) any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor (or an affiliate of the Auditor) and any person (other than the Funds or Service Affiliates receiving the services) with respect to the promoting, marketing, or recommending of a transaction covered by the service.  The Auditor will also discuss with the Audit Committee the potential effects of the services on the independence of the Auditor, and document the substance of its discussion with the Audit Committee.

c.	Other Services

The Audit Committee may pre-approve other non-audit services so long as the Audit Committee believes that the service will not impair the independence of the Auditor. Appendix I includes a list of services that the Auditor is prohibited from performing by the SEC rules. Appendix I also includes a list of services that would impair the Auditor’s independence unless the Audit Committee reasonably concludes that the results of the services will not be subject to audit procedures during an audit of the Funds’ financial statements.

V.	Pre-Approval of Service Affiliate’s Covered Engagements

Rule 2-01 of Regulation S-X requires that the Audit Committee pre-approve a Service Affiliate’s engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds, defined above as a “Service Affiliate’s Covered Engagement”.

The Audit Committee may provide either general or specific pre-approval of any Service Affiliate’s Covered Engagement, including for audit-related, tax or other services, as described above, if the Audit Committee believes that the provision of the services to a Service Affiliate will not impair the independence of the Auditor with respect to the Funds. Any Service Affiliate’s Covered Engagements that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval.

Each request for specific pre-approval by the Audit Committee of a Service Affiliate’s Covered Engagement must be submitted to the Audit Committee by the Funds’ Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, a description of the current status of the pre-approval process involving other audit committees in the Invesco investment company complex (as defined in Rule 2-201 of Regulation S-X) with respect to the proposed engagement, and other relevant information sufficient to allow the Audit Committee to consider whether the provision of such services will impair the independence of the Auditor from the Funds.  Additionally, the Funds’ Treasurer (or his or her designee) and the Auditor will provide the Audit Committee with a statement that the proposed engagement requires pre-approval by the Audit Committee, the proposed engagement, in their view, will not impair the independence of the Auditor and is consistent with Applicable Rules, and the description of the proposed engagement provided to the Audit Committee is consistent with that presented to or approved by the Invesco audit committee.

Information about all Service Affiliate engagements of the Auditor for non-audit services, whether or not subject to pre-approval by the Audit Committee, shall be provided to the Audit Committee at least quarterly, to allow the Audit Committee to consider whether the provision of such services is compatible with maintaining the Auditor’s independence from the Funds. The Funds’ Treasurer and Auditor shall provide the Audit Committee with sufficiently detailed information about the scope of services provided and the fees for such services, to ensure that the Audit Committee can adequately consider whether the provision of such services is compatible with maintaining the Auditor’s independence from the Fund.

VI.	Pre-Approved Fee Levels or Established Amounts

Pre-approved fee levels or ranges for audit and non-audit services to be provided by the Auditor to the Funds, and for a Service Affiliate’s Covered Engagement, under general pre-approval or specific pre-approval will be set periodically by the Audit Committee. Any proposed fees exceeding 110% of the maximum pre-approved fee levels or ranges for such services or engagements will be promptly presented to the Audit Committee and will require specific pre-approval by the Audit Committee before payment of any additional fees is made.

VII.	Delegation

The Audit Committee hereby delegates, subject to the dollar limitations set forth below, specific authority to its Chair, or in his or her absence, Vice Chair, to pre-approve audit and non-audit services proposed to be provided by the Auditor to the Funds and/or a Service Affiliate’s Covered Engagement, between Audit Committee meetings.  Such delegation does not preclude the Chair or Vice Chair from declining, on a case-by-case basis, to exercise his or her delegated authority and instead convening the Audit Committee to consider and pre-approve any proposed services or engagements.

Notwithstanding the foregoing, the Audit Committee must pre-approve: (a) any non-audit services to be provided to the Funds for which the fees are estimated to exceed $500,000; (b) any Service Affiliate’s Covered Engagement for which the fees are estimated to exceed $500,000; or (c) any cost increase to any previously approved service or engagement that exceeds the greater of $250,000 or 50% of the previously approved fees up to a maximum increase of $500,000.

VIII.	Compliance with Procedures

Notwithstanding anything herein to the contrary, failure to pre-approve any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X shall not constitute a violation of these Procedures. The Audit Committee has designated the Funds’ Treasurer to ensure services and engagements are pre-approved in compliance with these Procedures. The Funds’ Treasurer will immediately report to the Chair of the Audit Committee, or the Vice Chair in his or her absence, any breach of these Procedures that comes to the attention of the Funds’ Treasurer or any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

On at least an annual basis, the Auditor will provide the Audit Committee with a summary of all non-audit services provided to any entity in the investment company complex (as defined in section 2-01(f)(14) of Regulation S-X, including the Funds and Service Affiliates) that were not pre-approved, including the nature of services provided and the associated fees.

IX.	Amendments to Procedures

All material amendments to these Procedures must be approved in advance by the Audit Committee. Non-material amendments to these Procedures may be made by the Legal and Compliance Departments and will be reported to the Audit Committee at the next regularly scheduled meeting of the Audit Committee.

Appendix I

Non-Audit Services That May Impair the Auditor’s Independence

The Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services:

·	Management functions;
·	Human resources;
·	Broker-dealer, investment adviser, or investment banking services;
·	Legal services;
·	Expert services unrelated to the audit;
·	Any service or product provided for a contingent fee or a commission;
·	Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance;
·	Tax services for persons in financial reporting oversight roles at the Fund; and
·	Any other service that the Public Company Oversight Board determines by regulation is impermissible.

An Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services unless it is reasonable to conclude that the results of the services will not be subject to audit procedures during an audit of the Funds’ financial statements:

·	Bookkeeping or other services related to the accounting records or financial statements of the audit client;
·	Financial information systems design and implementation;
·	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
·	Actuarial services; and
·	Internal audit outsourcing services.

(e)(2) There were no amounts that were pre-approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g)  In addition to the amounts shown in the tables above, PwC billed Invesco and Invesco Affiliates aggregate fees of $6,466,000 for the fiscal year ended November 30, 2024 and $6,507,000 for the fiscal year ended November 30, 2023. In total, PwC billed the Registrant, Invesco and Invesco Affiliates aggregate non-audit fees of $7,898,350 for the fiscal year ended November 30, 2024 and $7,878,300 for the fiscal year ended November 30, 2023.

PwC provided audit services to the Investment Company complex of approximately $34 million.

(h) The Audit Committee also has considered whether the provision of non-audit services that were rendered to Invesco and Invesco Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PwC’s independence.

(i) Not applicable.

(j) Not applicable.

1	Applicable Rules include, for example, New York Stock Exchange (“NYSE”) rules applicable to closed-end funds managed by Invesco and listed on NYSE.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Financial Statements and Other Information	November 30, 2024

Invesco SteelPath MLP Alpha Fund

Nasdaq:
A: MLPAX ∎ C: MLPGX ∎ R: SPMGX ∎ Y: MLPOX ∎ R5: SPMHX ∎ R6: OSPAX

2	Schedule of Investments
3	Financial Statements
6	Financial Highlights
12	Notes to Financial Statements
18	Report of Independent Registered Public Accounting Firm
19	Approval of Investment Advisory and Sub-Advisory Contracts
22	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments

November 30, 2024

	Units	Value
Master Limited Partnerships And Related Entities—97.59%
Diversified—50.65%
Energy Transfer L.P.	8,397,499	$166,774,330
Enterprise Products Partners L.P.	3,029,145	104,293,462
MPLX L.P.	3,077,850	159,001,731
ONEOK, Inc.	752,414	85,474,230
TC Energy Corp.(a)	515,893	25,242,645
Williams Cos., Inc.	981,651	57,446,217
		598,232,615
Gathering & Processing—26.43%
Archrock, Inc.	295,797	7,578,319
EnLink Midstream LLC	1,874,145	30,005,061
Hess Midstream L.P., Class A	573,651	21,741,373
Targa Resources Corp.	657,415	134,309,885
Western Midstream Partners L.P.	2,912,007	118,547,805
		312,182,443
Natural Gas Pipeline Transportation—2.38%
DT Midstream, Inc.	108,439	11,507,547
Enbridge, Inc.(a)	382,134	16,576,973
		28,084,520
Other Energy—9.05%
Cheniere Energy Partners LP	192,568	11,217,086
Cheniere Energy, Inc.	175,054	39,213,846
Kodiak Gas Services, Inc.	147,000	5,944,680
Sunoco L.P.	893,961	50,473,038
		106,848,650

	Units	Value
Petroleum Pipeline Transportation—9.08%
Genesis Energy L.P.	1,520,635	$18,217,207
Plains All American Pipeline L.P.	3,694,829	68,982,458
Plains GP Holdings L.P., Class A	1,004,599	20,112,072
		107,311,737
Total Master Limited Partnerships And Related Entities (Cost $859,607,466)		1,152,659,965

	Shares
Common Stocks And Other Equity Interests—1.19%
Natural Gas Pipeline Transportation—1.19%
Kinetik Holdings, Inc. (Cost $8,016,469)	237,525	14,018,725
TOTAL INVESTMENTS IN SECURITIES—98.78% (Cost $867,623,935)		1,166,678,690
OTHER ASSETS LESS LIABILITIES—1.22%		14,438,280
NET ASSETS—100%		$1,181,116,970

Notes to Schedule of Investments:

(a)	Foreign security denominated in U.S. dollars.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

2         Invesco SteelPath MLP Alpha Fund

Statement of Assets and Liabilities

November 30, 2024

Assets:
Investments in unaffiliated securities, at value (Cost $867,623,935)	$1,166,678,690
Receivable for:
Fund shares sold	294,320
Dividends	314,903
Investment for trustee deferred compensation and retirement plans	93,382
Prepaid state income tax	681,765
Cash	33,857,809
Other assets	85,468
Total assets	1,202,006,337

Liabilities:
Payable for:
Fund shares reacquired	330,777
Accrued fees to affiliates	1,373,320
Accrued interest expense	11,039
Accrued trustees’ and officers’ fees and benefits	5,441
Accrued other operating expenses	307,029
Deferred tax liability, net	18,768,379
Trustee deferred compensation and retirement plans	93,382
Total liabilities	20,889,367
Net assets applicable to shares outstanding	$1,181,116,970

Net assets consist of:
Shares of beneficial interest	$1,648,078,684
Distributable earnings (loss), net of taxes	(466,961,714)
$1,181,116,970

Net Assets:
Class A	$556,165,112
Class C	$97,812,652
Class R	$2,853,707
Class Y	$497,573,193
Class R5	$102,195
Class R6	$26,610,111

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	61,577,533
Class C	12,838,026
Class R	322,547
Class Y	51,435,701
Class R5	11,120
Class R6	2,714,474
Class A:
Net asset value per share	$9.03
Maximum offering price per share (net asset value $9.03 ÷ 94.50%)	$9.56
Class C:
Net asset value and offering price per share	$7.62
Class R:
Net asset value and offering price per share	$8.85
Class Y:
Net asset value and offering price per share	$9.67
Class R5:
Net asset value and offering price per share	$9.19
Class R6:
Net asset value and offering price per share	$9.80

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3         Invesco SteelPath MLP Alpha Fund

Statement of Operations

For the year ended November 30, 2024

Investment income:
Distributions and dividends (net of return of capital distributions of $49,848,901)	$12,342,733
Less: return of capital on distributions and dividends in excess of cost basis	(363,876)
Total investment income	11,978,857

Expenses:
Advisory fees	10,598,346
Administrative services fees	303,647
Custodian fees	45,504
Distribution fees:
Class A	1,131,493
Class C	921,975
Class R	10,229
Transfer agent fees — A, C, R and Y	1,072,797
Transfer agent fees — R5	21
Transfer agent fees — R6	5,737
Interest, facilities and maintenance fees	187,647
State income tax expense	2,181,817
Trustees’ and officers’ fees and benefits	28,577
Registration and filing fees	99,763
Reports to shareholders	149,247
Professional services fees	205,825
Other	27,462
Total expenses, before waivers and deferred taxes	16,970,087
Less: Expenses reimbursed	(225,986)
Net expenses, before deferred taxes	16,744,101
Net investment income (loss), before deferred taxes	(4,765,244)
Net deferred tax benefit	38,001,396
Current tax (expense)/benefit	(36,251,104)
Net investment income (loss), net of deferred taxes	(3,014,952)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (includes net gain from securities sold to affiliates of $1,501,973)	474,432,832
Net deferred tax (expense) benefit	(66,299,852)
Net realized gain, net of deferred taxes	408,132,980
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(44,167,413)
Net deferred tax (expense) benefit	17,786,276
Net change in net unrealized depreciation of investment securities, net of deferred taxes	(26,381,137)
Net realized and unrealized gain, net of deferred taxes	381,751,843
Net increase in net assets resulting from operations	$378,736,891

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4         Invesco SteelPath MLP Alpha Fund

Statement of Changes in Net Assets

For the years ended November 30, 2024 and 2023

	2024	2023
Operations:
Net investment income (loss), net of deferred taxes	$(3,014,952)	$(1,875,548)
Net realized gain, net of deferred taxes	408,132,980	134,154,119
Change in net unrealized appreciation (depreciation), net of deferred taxes	(26,381,137)	14,332,373
Net increase in net assets resulting from operations	378,736,891	146,610,944

Distributions to shareholders from distributable earnings:
Class A	(26,141,221)	(23,476,914)
Class C	(6,150,009)	(7,237,564)
Class R	(120,866)	(68,912)
Class Y	(21,352,790)	(19,352,650)
Class R5	(4,666)	(1,137)
Class R6	(1,167,334)	(984,124)
Total distributions from distributable earnings	(54,936,886)	(51,121,301)

Share transactions-net:
Class A	2,486,542	(8,534,434)
Class C	(26,572,325)	(25,710,731)
Class R	605,568	662,738
Class Y	9,488,454	(10,554,146)
Class R5	5,376	56,685
Class R6	1,413,806	(1,101,370)
Net increase (decrease) in net assets resulting from share transactions	(12,572,579)	(45,181,258)
Net increase in net assets	311,227,426	50,308,385

Net assets:
Beginning of year	869,889,544	819,581,159
End of year	$1,181,116,970	$869,889,544

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5         Invesco SteelPath MLP Alpha Fund

Financial Highlights

	Years Ended November 30,
Class A	2024	2023	2022	2021	2020
Per share operating data
Net asset value, beginning of period	$6.56	$5.84	$4.56	$3.58	$5.28
Net investment income (loss)(a)	(0.03)	(0.01)	(0.02)	(0.11)	(0.06)
Return of capital(a)	0.30	0.28	0.25	0.24	0.29
Net realized and unrealized gain (loss)	2.63	0.83	1.42	1.22	(1.42)
Total from investment operations	2.90	1.10	1.65	1.35	(1.19)
Less:
Return of capital	—	—	—	(0.37)	(0.51)
Dividends from net investment income	(0.43)	(0.38)	(0.37)	—	—
Total distributions	(0.43)	(0.38)	(0.37)	(0.37)	(0.51)
Net asset value, end of period	$9.03	$6.56	$5.84	$4.56	$3.58
Total return(b)	45.76%	19.67%	37.02%	38.26%	(22.24)%
Net assets, end of period (000’s omitted)	$556,165	$401,811	$366,201	$274,904	$203,978
Portfolio turnover rate	101%	32%	25%	31%	88%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.80%	1.60%	1.62%	1.65%	1.87%
Expense (waivers)	(0.02)%	(0.06)%	(0.08)%	(0.10)%	(0.13)%
With fee waivers and/or expense reimbursements, before taxes(c)	1.78%	1.54%	1.54%	1.55%	1.74%
Deferred/current tax expense (benefit)(d)	4.86%	1.52%	0.85%	1.28%	0.77%
With fee waivers and/or expense reimbursements, after taxes	6.64%	3.06%	2.39%	2.83%	2.51%

Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(0.55)%	(0.61)%	(0.88)%	(0.92)%	(1.57)%
Net of expense (waivers) and before deferred tax benefit (expense)	(0.53)%	(0.55)%	(0.80)%	(0.82)%	(1.44)%
Deferred tax benefit (expense)(e)	0.18%	0.30%	0.49%	(1.55)%	—%
Ratio of net investment income (loss), after taxes	(0.35)%	(0.25)%	(0.31)%	(2.37)%	(1.44)%

(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Includes interest, borrowing, federal income tax, state income tax and franchise tax expense. Without interest, borrowing, federal income tax, state income tax and franchise tax expense, the net expense ratio would be 1.53%, 1.50%, 1.50%, 1.50% and 1.52%, for the years ended November 30, 2024, 2023, 2022, 2021 and 2020, respectively.

(d)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6         Invesco SteelPath MLP Alpha Fund

Financial Highlights—(continued)

	Years Ended November 30,
Class C	2024	2023	2022	2021	2020
Per share operating data
Net asset value, beginning of period	$5.63	$5.11	$4.05	$3.23	$4.87
Net investment income (loss)(a)	(0.07)	(0.05)	(0.05)	(0.12)	(0.08)
Return of capital(a)	0.26	0.24	0.22	0.21	0.27
Net realized and unrealized gain (loss)	2.23	0.71	1.26	1.10	(1.32)
Total from investment operations	2.42	0.90	1.43	1.19	(1.13)
Less:
Return of capital	—	—	—	(0.37)	(0.51)
Dividends from net investment income	(0.43)	(0.38)	(0.37)	—	—
Total distributions	(0.43)	(0.38)	(0.37)	(0.37)	(0.51)
Net asset value, end of period	$7.62	$5.63	$5.11	$4.05	$3.23
Total return(b)	44.76%	18.53%	36.24%	37.41%	(22.94)%
Net assets, end of period (000’s omitted)	$97,813	$96,411	$113,059	$122,076	$143,085
Portfolio turnover rate	101%	32%	25%	31%	88%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	2.55%	2.35%	2.37%	2.40%	2.62%
Expense (waivers)	(0.02)%	(0.06)%	(0.08)%	(0.10)%	(0.13)%
With fee waivers and/or expense reimbursements, before taxes(c)	2.53%	2.29%	2.29%	2.30%	2.49%
Deferred/current tax expense (benefit)(d)	4.86%	1.52%	0.85%	1.28%	0.77%
With fee waivers and/or expense reimbursements, after taxes	7.39%	3.81%	3.14%	3.58%	3.26%

Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(1.30)%	(1.36)%	(1.63)%	(1.67)%	(2.32)%
Net of expense (waivers) and before deferred tax benefit (expense)	(1.28)%	(1.30)%	(1.55)%	(1.57)%	(2.19)%
Deferred tax benefit (expense)(e)	0.18%	0.30%	0.49%	(1.55)%	—%
Ratio of net investment income (loss), after taxes	(1.10)%	(1.00)%	(1.06)%	(3.12)%	(2.19)%

(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Includes interest, borrowing, federal income tax, state income tax and franchise tax expense. Without interest, borrowing, state income tax and franchise tax expense, the net expense ratio would be 2.28%, 2.25%, 2.25%, 2.25% and 2.28%, for the years ended November 30, 2024, 2023, 2022, 2021 and 2020, respectively.

(d)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7         Invesco SteelPath MLP Alpha Fund

Financial Highlights—(continued)

	Years Ended November 30,
Class R	2024	2023	2022	2021	2020
Per share operating data
Net asset value, beginning of period	$6.45	$5.77	$4.51	$3.55	$5.27
Net investment income (loss)(a)	(0.04)	(0.03)	(0.03)	(0.12)	(0.06)
Return of capital(a)	0.30	0.28	0.25	0.24	0.28
Net realized and unrealized gain (loss)	2.57	0.81	1.41	1.21	(1.43)
Total from investment operations	2.83	1.06	1.63	1.33	(1.21)
Less:
Return of capital	—	—	—	(0.37)	(0.51)
Dividends from net investment income	(0.43)	(0.38)	(0.37)	—	—
Total distributions	(0.43)	(0.38)	(0.37)	(0.37)	(0.51)
Net asset value, end of period	$8.85	$6.45	$5.77	$4.51	$3.55
Total return(b)	45.45%	19.21%	36.99%	38%	(22.69)%
Net assets, end of period (000’s omitted)	$2,854	$1,534	$724	$374	$200
Portfolio turnover rate	101%	32%	25%	31%	88%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	2.05%	1.85%	1.87%	1.90%	2.12%
Expense (waivers)	(0.02)%	(0.06)%	(0.08)%	(0.10)%	(0.13)%
With fee waivers and/or expense reimbursements, before taxes(c)	2.03%	1.79%	1.79%	1.80%	1.99%
Deferred/current tax expense (benefit)(d)	4.86%	1.52%	0.85%	1.28%	0.77%
With fee waivers and/or expense reimbursements, after taxes	6.89%	3.31%	2.64%	3.08%	2.76%

Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(0.80)%	(0.86)%	(1.13)%	(1.17)%	(1.82)%
Net of expense (waivers) and before deferred tax benefit (expense)	(0.78)%	(0.80)%	(1.05)%	(1.07)%	(1.69)%
Deferred tax benefit (expense)(e)	0.18%	0.30%	0.49%	(1.55)%	—%
Ratio of net investment income (loss), after taxes	(0.60)%	(0.50)%	(0.56)%	(2.62)%	(1.69)%

(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Includes interest, borrowing, federal income tax, state income tax and franchise tax expense. Without interest, borrowing, federal income tax, state income tax and franchise tax expense, the net expense ratio would be 1.78%, 1.75%, 1.75%, 1.75% and 1.76%, for the years ended November 30, 2024, 2023, 2022, 2021 and 2020, respectively.

(d)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8         Invesco SteelPath MLP Alpha Fund

Financial Highlights—(continued)

	Years Ended November 30,
Class Y	2024	2023	2022	2021	2020
Per share operating data
Net asset value, beginning of period	$6.98	$6.18	$4.79	$3.74	$5.48
Net investment income (loss)(a)	(0.01)	0.00	0.00	(0.10)	(0.05)
Return of capital(a)	0.32	0.30	0.26	0.25	0.31
Net realized and unrealized gain (loss)	2.81	0.88	1.50	1.27	(1.49)
Total from investment operations	3.12	1.18	1.76	1.42	(1.23)
Less:
Return of capital	—	—	—	(0.37)	(0.51)
Dividends from net investment income	(0.43)	(0.38)	(0.37)	—	—
Total distributions	(0.43)	(0.38)	(0.37)	(0.37)	(0.51)
Net asset value, end of period	$9.67	$6.98	$6.18	$4.79	$3.74
Total return(b)	46.16%	19.88%	37.55%	38.50%	(22.15)%
Net assets, end of period (000’s omitted)	$497,573	$352,339	$322,851	$264,856	$239,896
Portfolio turnover rate	101%	32%	25%	31%	88%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.55%	1.35%	1.37%	1.40%	1.62%
Expense (waivers)	(0.02)%	(0.06)%	(0.08)%	(0.10)%	(0.13)%
With fee waivers and/or expense reimbursements, before taxes(c)	1.53%	1.29%	1.29%	1.30%	1.49%
Deferred/current tax expense (benefit)(d)	4.86%	1.52%	0.85%	1.28%	0.77%
With fee waivers and/or expense reimbursements, after taxes	6.39%	2.81%	2.14%	2.58%	2.26%

Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(0.30)%	(0.36)%	(0.63)%	(0.67)%	(1.32)%
Net of expense (waivers) and before deferred tax benefit (expense)	(0.28)%	(0.30)%	(0.55)%	(0.57)%	(1.19)%
Deferred tax benefit (expense)(e)	0.18%	0.30%	0.49%	(1.55)%	—%
Ratio of net investment income (loss), after taxes	(0.10)%	0.00%	(0.06)%	(2.12)%	(1.19)%

(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Includes interest, borrowing, federal income tax, state income tax and franchise tax expense. Without interest, borrowing, federal income tax, state income tax and franchise tax expense, the net expense ratio would be 1.28%, 1.25%, 1.25%, 1.25% and 1.27%, for the years ended November 30, 2024, 2023, 2022, 2021 and 2020, respectively.

(d)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9         Invesco SteelPath MLP Alpha Fund

Financial Highlights—(continued)

	Years Ended November 30,
Class R5	2024	2023	2022		2021		2020
Per share operating data
Net asset value, beginning of period	$6.64	$5.90	$4.59		$3.59		$5.29
Net investment income (loss)(a)	0.00	0.00	0.00		(0.10)		(0.05)
Return of capital(a)	0.31	0.29	0.25		0.24		0.29
Net realized and unrealized gain (loss)	2.67	0.83	1.43		1.23		(1.43)
Total from investment operations	2.98	1.12	1.68		1.37		(1.19)
Less:
Return of capital	—	—	—		(0.37)		(0.51)
Dividends from net investment income	(0.43)	(0.38)	(0.37)		—		—
Total distributions	(0.43)	(0.38)	(0.37)		(0.37)		(0.51)
Net asset value, end of period	$9.19	$6.64	$5.90		$4.59		$3.59
Total return(b)	46.43%	19.81%	37.45%		38.72%		(22.20)%
Net assets, end of period (000’s omitted)	$102	$69	$9		$7		$5
Portfolio turnover rate	101%	32%	25%		31%		88%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.46%	1.25%	1.26%		1.29%		1.49%
Expense (waivers)	(0.01)%	(0.01)%	—	%(c)	—	%(c)	(0.01)%
With fee waivers and/or expense reimbursements, before taxes(d)	1.45%	1.24%	1.26%		1.29%		1.48%
Deferred/current tax expense (benefit)(e)	4.86%	1.52%	0.85%		1.28%		0.77%
With fee waivers and/or expense reimbursements, after taxes	6.31%	2.76%	2.11%		2.57%		2.25%

Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(0.22)%	(0.26)%	(0.52)%		(0.56)%		(1.19)%
Net of expense (waivers) and before deferred tax benefit (expense)	(0.21)%	(0.25)%	(0.52)%		(0.56)%		(1.18)%
Deferred tax benefit (expense)(f)	0.18%	0.30%	0.49%		(1.55)%		—%
Ratio of net investment income (loss), after taxes	(0.03)%	0.05%	(0.03)%		(2.11)%		(1.18)%

(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Rounds to less than (0.01)%.
(d)

Includes interest, borrowing, federal income tax, state income tax and franchise tax expense. Without interest, borrowing, federal income tax, state income tax and franchise tax expense, the net expense ratio would be 1.21%, 1.21%, 1.22%, 1.24% and 1.26%, for the years ended November 30, 2024, 2023, 2022, 2021 and 2020, respectively.

(e)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(f)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10         Invesco SteelPath MLP Alpha Fund

Financial Highlights—(continued)

	Years Ended November 30,
Class R6	2024	2023	2022	2021	2020
Per share operating data
Net asset value, beginning of period	$7.06	$6.25	$4.84	$3.77	$5.51
Net investment income (loss)(a)	0.00	0.00	0.00	(0.10)	(0.05)
Return of capital(a)	0.33	0.30	0.26	0.25	0.32
Net realized and unrealized gain (loss)	2.84	0.89	1.52	1.29	(1.50)
Total from investment operations	3.17	1.19	1.78	1.44	(1.23)
Less:
Return of capital	—	—	—	(0.37)	(0.51)
Dividends from net investment income	(0.43)	(0.38)	(0.37)	—	—
Total distributions	(0.43)	(0.38)	(0.37)	(0.37)	(0.51)
Net asset value, end of period	$9.80	$7.06	$6.25	$4.84	$3.77
Total return(b)	46.35%	19.83%	37.59%	38.74%	(22.03)%
Net assets, end of period (000’s omitted)	$26,610	$17,725	$16,738	$14,333	$13,194
Portfolio turnover rate	101%	32%	25%	31%	88%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.46%	1.25%	1.26%	1.29%	1.49%
Expense (waivers)	(0.02)%	(0.03)%	(0.03)%	(0.05)%	(0.06)%
With fee waivers and/or expense reimbursements, before taxes(c)	1.44%	1.22%	1.23%	1.24%	1.43%
Deferred/current tax expense (benefit)(d)	4.86%	1.52%	0.85%	1.28%	0.77%
With fee waivers and/or expense reimbursements, after taxes	6.30%	2.74%	2.08%	2.52%	2.20%

Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(0.22)%	(0.26)%	(0.52)%	(0.56)%	(1.19)%
Net of expense (waivers) and before deferred tax benefit (expense)	(0.20)%	(0.23)%	(0.49)%	(0.51)%	(1.13)%
Deferred tax benefit (expense)(e)	0.18%	0.30%	0.49%	(1.55)%	—%
Ratio of net investment income (loss), after taxes	(0.02)%	0.07%	0.00%	(2.06)%	(1.13)%

(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Includes interest, borrowing, federal income tax, state income tax and franchise tax expense. Without interest, borrowing, federal income tax, state income tax and franchise tax expense, the net expense ratio would be 1.20%, 1.19%, 1.19%, 1.19% and 1.21%, for the years ended November 30, 2024, 2023, 2022, 2021 and 2020, respectively.

(d)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11         Invesco SteelPath MLP Alpha Fund

Notes to Financial Statements

November 30, 2024

NOTE 1—Significant Accounting Policies

Invesco SteelPath MLP Alpha Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek total return.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

12         Invesco SteelPath MLP Alpha Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable an unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders – Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America (“GAAP”), are recorded on the ex-dividend date. The Fund’s dividend distribution policy is intended to provide monthly distributions to its shareholders at a rate that over time is similar to the distribution rate the Fund receives from the master limited partnerships (”MLPs”) in which it invests. The Fund generally pays out dividends that over time approximate the distributions received from the Fund’s portfolio investments based on, among other considerations, distributions the Fund actually received from portfolio investments, distributions it would have received if it had been fully invested at all times, and estimated future cash flows. Such dividends are not tied to the Fund’s investment income and may not represent yield or investment return on the Fund’s portfolio. To the extent that the dividends paid exceed the distributions the Fund receives from its underlying investments, the Fund’s assets will be reduced. The Fund’s tendency to pay out a consistent dividend may change, and the Fund’s level of distributions may increase or decrease.

The estimated characterization of the distributions paid will be either a qualified dividend or distribution (return of capital). This estimate is based on the Fund’s operating results during the period. The actual characterization of the distributions made during the period will not be determined until after the end of the fiscal year.

E.

Master Limited Partnerships – The Fund primarily invests in MLPs. MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund principally invests in MLPs that derive their revenue primarily from businesses involved in the gathering, transporting, processing, treating, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal (“energy infrastructure MLPs”). The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly. The Fund also will concentrate its investments in the energy sector. Energy infrastructure MLPs are subject to a variety of industry specific risk factors that may adversely affect their business or operations, including a decrease in production or reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing; changes in energy commodity prices; a sustained reduced demand for crude oil, natural gas and refined petroleum products; depletion of natural gas reserves or other commodities if not replaced; natural disasters, extreme weather and environmental hazards; rising interest rates, how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. In addition, taxes, government regulation, international politics, price, and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for energy infrastructure MLPs.

MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.

F.

Return of Capital – Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.

G.

Federal Income Taxes – The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code, but will rather be taxed as a corporation. The Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes and generally is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations. In addition, as a regular corporation, the Fund may be subject to state and local taxes in jurisdictions in which the MLPs operate.

The Fund intends to invest its assets primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund reports its allocable share of the MLPs’ taxable income in computing its own taxable income. The Fund’s tax expense or benefit is included in the Statement of Operations based on the component of income or gains (losses) to which such expense or benefit relates.

Taxes include current and deferred taxes. Current taxes reflect the estimated tax liability of the Fund as of a measurement date based on taxable income. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains (losses), which are attributable to the

13         Invesco SteelPath MLP Alpha Fund

temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes and (iii) the net tax benefit of accumulated net operating losses (“NOL”) and capital loss carryforwards. Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. To the extent the Fund has a deferred tax asset, consideration is given to whether or not a valuation allowance is required. A valuation allowance is required if, based on the evaluation criterion provided by ASC 740, Income Taxes, it is more-likely-than-not some portion or all of the deferred tax asset will not be realized.

In determining a valuation allowance, the Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carryforward periods and the associated risk that operating loss and capital loss carryforwards were limited as a result of shareholder transactions or were likely to expire unused, and unrealized gains and losses on investments. Consideration was also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions.

Through the consideration of these factors, the Fund has determined that it is more likely than not that the Fund’s deferred tax assets would not be realized through future taxable income of the appropriate character. As a result, the Fund recorded a valuation allowance with respect to its deferred tax assets that are not considered to be realizable as of the year ended November 30, 2024.

From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on or expirations of the Fund’s NOL and capital loss carryovers (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.

The Fund may rely, to some extent, on information provided by the MLPs, which may not necessarily be timely, to estimate taxable income allocable to MLP units held in its portfolio, and to estimate its associated deferred tax liability or asset. Such estimates are made in good faith. From time to time, as new information becomes available, the Fund will modify its estimates or assumptions regarding its tax liability or asset.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations.

The Fund files income tax returns in the U.S. federal jurisdiction and various states. The Fund has reviewed all major jurisdictions and concluded that there is no significant impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions expected to be taken on its tax returns. Furthermore, management of the Fund is not aware of any uncertain tax positions for which it is reasonably possible that the total amount of unrecognized tax benefit will significantly change in the next 12 months. Generally, the Fund is subject to examinations by taxing authorities for up to three years after the filing of the return for the tax period. All relevant periods are still open for examination.

H.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

I.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit.

J.

Accounting Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

K.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

L.	Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*
First $3 billion	1.10%
Next $2 billion	1.08%
Over $5 billion	1.05%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the year ended November 30, 2024, the effective advisory fee rate incurred by the Fund was 1.10%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the

Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a Sub-Advisory Agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

Effective April 1, 2024, the Adviser has contractually agreed, through at least March 31, 2026, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.57%, 2.32%, 1.82%, 1.32%, 1.32% and 1.32%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to April 1, 2024, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.24% and 1.19%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the

14         Invesco SteelPath MLP Alpha Fund

total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on March 31, 2026. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

For the year ended November 30, 2024, the Adviser contractually reimbursed class level expenses of $107,330, $21,138, $501, $93,632, $4, and $3,381 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into an administration and fund accounting agreement with UMB Fund Services, Inc. (“UMB”) pursuant to which UMB shall provide administration and fund accounting services to the Fund. The Trust and the Adviser have entered into a Master Administrative Services Agreement (“Administrative Services Agreement”) pursuant to which the Adviser may perform or arrange for the provision of certain accounting and other administrative services to the Fund which are not required to be performed by the Adviser under the Investment Advisory Agreement. The Adviser may only receive fees for administrative services under the Administrative Services Agreement to the extent that those fees assessed under the agreement are in excess of the fees paid to UMB. For the year ended November 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Additionally, Invesco has entered into service agreements whereby UMB Bank, n.a., serves as custodian to the Fund.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended November 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended November 30, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended November 30, 2024, IDI advised the Fund that IDI retained $46,390 in front-end sales commissions from the sale of Class A shares and $488 and $3,367 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the year ended November 30, 2024, the Fund incurred $3,612 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2024, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the year ended November 30, 2024, the Fund engaged in securities purchases of $0 and securities sales of $9,553,444, which resulted in net realized gains of $1,501,973.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

15         Invesco SteelPath MLP Alpha Fund

NOTE 6—Cash Balances and Borrowings

The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $400 million, collectively by certain Invesco Funds, and which will expire on September 24, 2025. The Fund is permitted to borrow up to the lesser of one-third of the Fund’s total assets, or the maximum amount permitted pursuant to the Fund’s investment limitations. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement. During the year ended November 30, 2024, the Fund did not borrow under this agreement.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with UMB Bank, n.a., the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Distributions and Tax Information

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended November 30, 2024 and 2023:

	November 30, 2024	November 30, 2023
Ordinary income	$54,936,886	$51,121,301
Total distributions	$54,936,886	$51,121,301

For the year ended November 30, 2024, the federal income tax rate is 21%. The Fund is currently using an estimated rate of 1.0% for state and local tax, net of federal tax expense.

The Fund’s income tax provision consists of the following as of November 30, 2024:

Current tax (expense) benefit
Federal	$(36,251,104)
State	—
Total current tax (expense) benefit	$(36,251,104)

Deferred tax (expense) benefit
Federal	$(55,067,653)
State	(1,971,776)
Valuation allowance	46,527,248
Total deferred tax (expense) benefit	$(10,512,181)

The reconciliation between the federal statutory income tax rate of 21% and the tax effect on net investment income (loss) and realized and unrealized gain (loss) follows:

	Amount	% Effect
Application of federal statutory income tax rate	$(89,355,037)	(21.00)%
State income taxes net of federal benefit	(4,255,002)	(1.00)%
Effect of state tax rate change	(77,413)	(0.02)%
Effect of permanent differences	1,467,802	0.34%
Return to provision adjustments	(1,070,883)	(0.25)%
Change in valuation allowance	46,527,248	10.93%
Total income tax (expense) benefit	$(46,763,285)	(11.00)%

For the year ended November 30, 2024 the Fund’s tax effect on net investment income (loss) and realized and unrealized gain (loss) of (11.00)% differed from the combined federal and state statutory tax rate of (22.00)% due in large part to the change in valuation allowance primarily as a result of the change in unrealized appreciation.

Components of the Fund’s deferred tax assets and liabilities as of November 30, 2024 are as follows:

Deferred tax assets:
Net operating loss carryforward (tax basis) — Federal	$—
Net operating loss carryforward (tax basis) — State	2,440,625
Excess Business Interest expense carryforward	1,182,251
Capital loss carryforward (tax basis)	43,660,344
Book to tax differences — Income recognized from MLPs	4,952,817
Total deferred tax asset	$52,236,037

16         Invesco SteelPath MLP Alpha Fund

Deferred tax liabilities:
Net unrealized gains on investment securities (tax basis)	$(70,307,925)
Book to tax difference - Income Carryforward Adjustment	(696,491)
Total deferred tax liability	(71,004,416)
Total net deferred tax asset (liability)	$(18,768,379)

As of November 30, 2024, the Fund does not have net operating loss carryforwards for federal income tax purposes.

As of November 30, 2024, the Fund has net capital loss carryforwards for federal income tax purposes, which may be carried forward for 5 years, as follows:

Expiration Date
11/30/2025	$159,179,139
11/30/2026	39,276,969
Total	$198,456,108

During the year ended November 30, 2024, the Fund estimates that it will utilize $323,521,070 of capital loss carryforward.

NOTE 8—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended November 30, 2024 was $959,319,980 and $1,030,535,596 respectively.

As of November 30, 2024, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Gross Unrealized Appreciation	$306,062,329
Gross Unrealized Depreciation	(2,115,080)
Net Unrealized Appreciation on Investments	$303,947,249

Cost of investments for tax purposes is $862,731,441.

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

NOTE 9—Share Information

	Summary of Share Activity
	Year ended November 30, 2024(a)		Year ended November 30, 2023
	Shares	Amount	Shares	Amount
Sold:
Class A	4,150,083	$30,705,447	3,806,076	$22,514,803
Class C	1,149,637	7,302,476	1,106,071	5,800,706
Class R	123,273	906,826	114,059	672,409
Class Y	10,312,830	82,680,451	9,191,836	58,087,195
Class R5	1,995	15,041	8,918	56,126
Class R6	1,104,759	8,902,229	202,600	1,284,125
Issued as reinvestment of dividends:
Class A	2,319,107	17,446,396	2,576,908	15,430,483
Class C	561,922	3,590,692	839,370	4,340,757
Class R	16,446	120,866	11,640	68,879
Class Y	1,569,333	12,688,389	1,845,819	11,746,705
Class R5	535	4,049	90	589
Class R6	72,762	603,612	78,383	505,545
Automatic Conversion of Class C shares to Class A shares:
Class A	3,180,136	23,218,262	3,765,081	22,335,894
Class C	(3,731,605)	(23,218,262)	(4,342,618)	(22,335,894)
Reacquired:
Class A	(9,367,211)	(68,883,563)	(11,525,047)	(68,815,614)
Class C	(2,272,107)	(14,247,231)	(2,618,696)	(13,516,300)
Class R	(55,191)	(422,124)	(13,225)	(78,550)
Class Y	(10,934,585)	(85,880,386)	(12,769,673)	(80,388,046)
Class R5	(1,859)	(13,714)	(4)	(30)
Class R6	(972,983)	(8,092,035)	(450,069)	(2,891,040)
Net Increase (decrease) in share activity	(2,772,723)	$(12,572,579)	(8,172,481)	$(45,181,258)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 61% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

17         Invesco SteelPath MLP Alpha Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AIM Investment Funds (Invesco Investment Funds) and Shareholders of Invesco SteelPath MLP Alpha Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco SteelPath MLP Alpha Fund (one of the funds constituting AIM Investment Funds (Invesco Investment Funds), hereafter referred to as the “Fund”) as of November 30, 2024, the related statement of operations for the year ended November 30, 2024, the statement of changes in net assets for each of the two years in the period ended November 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2024 and the financial highlights for each of the five years in the period ended November 30, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Houston, Texas

January 22, 2025

We have served as the auditor of one or more investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

PricewaterhouseCoopers LLP, 1000 Louisiana Street, Suite 5800, Houston, TX 77002

T: (713) 356 4000, www.pwc.com/us

SteelPath MLP Alpha Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Investment Funds (Invesco Investment Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco SteelPath MLP Alpha Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC, Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board noted an accounting matter that required that certain historical financial statements for the Fund be restated in 2020 and that certain shareholders be reimbursed for transactions made at incorrect net asset values, and considered the steps that Invesco Advisers took to remediate the matter, with such remediation steps concluding at the end of 2022. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by

19         Invesco SteelPath MLP Alpha Fund

Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the Alerian MLP Infrastructure Index (Index). The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one and three year periods and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one year period and reasonably comparable to the performance of the Index for the three and five year periods. The Board acknowledged limitations regarding the Broadridge data, in particular that the Lipper category includes funds taxed as traditional mutual funds as well as those taxed as C-corporations (such as the Fund) and discussed how such taxation status impacted relative Fund performance. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s contractual management fees were in the fourth quintile of its expense group and discussed with management reasons for such relative contractual management fees.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted

20         Invesco SteelPath MLP Alpha Fund

the cyclical and competitive nature of the global asset management industry.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to

Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

21         Invesco SteelPath MLP Alpha Fund

Other Information Required in Form N-CSR (Items 8-11)

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.

Statement Regarding Basis of Approval for Investment Advisory Contracts

The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.

22         Invesco SteelPath MLP Alpha Fund

SEC file numbers: 811-05426 and 033-19338	Invesco Distributors, Inc.	O-SPMA-NCSR

Annual Financial Statements and Other Information	November 30, 2024

Invesco SteelPath MLP Alpha Plus Fund

Nasdaq:
A: MLPLX ∎ C: MLPMX ∎ R: SPMJX ∎ Y: MLPNX ∎ R5: SPMPX ∎ R6: OSPPX

2	Schedule of Investments
3	Financial Statements
7	Financial Highlights
13	Notes to Financial Statements
19	Report of Independent Registered Public Accounting Firm
20	Approval of Investment Advisory and Sub-Advisory Contracts
23	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments

November 30, 2024

	Units	Value
Master Limited Partnerships And Related Entities–139.48%
Diversified–72.36%
Energy Transfer L.P.(a)	3,340,648	$66,345,269
Enterprise Products Partners L.P.(a)	1,205,442	41,503,368
MPLX L.P.(a)	1,220,862	63,069,731
ONEOK, Inc.(a)	293,485	33,339,896
TC Energy Corp.(b)	202,918	9,928,778
Williams Cos., Inc.(a)	390,218	22,835,558
		237,022,600
Gathering & Processing–37.84%
Archrock, Inc.	117,560	3,011,887
EnLink Midstream LLC(a)	736,036	11,783,936
Hess Midstream L.P., Class A(a)	227,995	8,641,011
Targa Resources Corp.(a)	262,076	53,542,127
Western Midstream Partners L.P.(a)	1,153,938	46,976,816
		123,955,777
Natural Gas Pipeline Transportation–3.34%
DT Midstream, Inc.(a)	42,647	4,525,700
Enbridge, Inc.(a)(b)	147,891	6,415,511
		10,941,211
Other Energy–12.91%
Cheniere Energy Partners LP(a)	78,173	4,553,577
Cheniere Energy, Inc.(a)	68,484	15,341,101
Kodiak Gas Services, Inc.	57,053	2,307,223

	Units	Value
Other Energy–(continued)
Sunoco L.P.(a)	355,488	$20,070,853
		42,272,754
Petroleum Pipeline Transportation–13.03%
Genesis Energy L.P.(a)	604,086	7,236,950
Plains All American Pipeline L.P.(a)	1,468,919	27,424,718
Plains GP Holdings L.P., Class A(a)	399,711	8,002,214
		42,663,882
Total Master Limited Partnerships And Related Entities (Cost $271,617,784)		456,856,224

	Shares
Common Stocks & Other Equity Interests–1.67%
Natural Gas Pipeline Transportation–1.67%
Kinetik Holdings, Inc.	92,358	5,450,969
Total Common Stocks & Other Equity Interests (Cost $3,355,255)		5,450,969
TOTAL INVESTMENTS IN SECURITIES–141.15% (Cost $274,973,039)		462,307,193
OTHER ASSETS LESS LIABILITIES–(10.62)%		(34,771,120)
BORROWINGS–(30.53)%		(100,000,000)
NET ASSETS–100%		$327,536,073

Notes to Schedule of Investments:

(a)

As of November 30, 2024, all or a portion of the security has been pledged as collateral for a Fund loan. The market value of the securities in the pledged account totaled $233,690,618 as of November 30, 2024. The loan agreement requires continuous collateral whether the loan has a balance or not. See Note 6 of the Notes to Financial Statements for additional information.

(b)	Foreign security denominated in U.S. dollars.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

2         Invesco SteelPath MLP Alpha Plus Fund

Statement of Assets and Liabilities

November 30, 2024

Assets:
Investments in unaffiliated securities, at value (cost $274,973,039)	$462,307,193
Cash	1,699,280
Receivable for:
Fund shares sold	349,993
Dividends	92,852
Investment for trustee deferred compensation and retirement plans	31,583
Prepaid state income taxes	16,045
Other Assets	139,719
Total assets	464,636,665

Liabilities:
Payables for:
Borrowings	100,000,000
Fund shares reacquired	114,025
Accrued fees to affiliates	417,331
Accrued interest expense	445,464
Accrued trustees’ and officers’ fees and benefits	3,478
Accrued other operating expenses	221,761
Deferred tax liability, net	35,866,950
Trustee deferred compensation and retirement plans	31,583
Total liabilities	137,100,592
Net Assets applicable to shares outstanding	$327,536,073

Net assets consist of:
Shares of beneficial interest	$308,517,811
Distributable earnings (loss), net of taxes	19,018,262
$327,536,073

Net Assets:
Class A	$181,750,688
Class C	$51,022,999
Class R	$7,108,523
Class Y	$86,944,331
Class R5	$12,134
Class R6	$697,398

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	27,857,367
Class C	9,395,173
Class R	1,106,624
Class Y	12,496,445
Class R5	1,818
Class R6	97,310
Class A:
Net asset value per share	$6.52
Maximum offering price per share (net asset value of $6.52 ÷ 94.50%)	$6.90
Class C:
Net asset value and offering price per share	$5.43
Class R:
Net asset value and offering price per share	$6.42
Class Y:
Net asset value and offering price per share	$6.96
Class R5:
Net asset value and offering price per share	$6.67
Class R6:
Net asset value and offering price per share	$7.17

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3         Invesco SteelPath MLP Alpha Plus Fund

Statement of Operations

For the year ended November 30, 2024

Investment Income:
Distributions and dividends	$21,392,135
Less: return of capital on distributions and dividends	(17,543,137)
Total investment income	3,848,998

Expenses:
Advisory fees	2,980,324
Administrative services fees	109,291
Custodian fees	19,346
Distribution Fees:
Class A	320,288
Class C	403,224
Class R	23,607
Transfer agent fees — A, C, R and Y	216,588
Transfer agent fees — R5	3
Transfer agent fees — R6	159
Interest, facilities and maintenance fees	5,017,547
State income tax expense	72,982
Trustees’ and officers’ fees and benefits	23,088
Registration and filing fees	87,686
Professional services fees	158,354
Other	55,665
Total expenses, before waivers and deferred taxes	9,488,152
Less: Fees waived and expenses reimbursed	(3,851)
Net expenses, before deferred taxes	9,484,301
Net investment income (loss), before deferred taxes	(5,635,303)
Net deferred tax benefit	3,266,782
Current tax (expense) benefit	(1,588,780)
Net investment income (loss), net of deferred taxes	(3,957,301)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (includes net gains from securities sold to affiliates of $160,929)	32,575,267
Net deferred tax (expense) benefit	(7,166,559)
Net realized gain, net of deferred taxes	25,408,708
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	119,893,944
Net deferred tax (expense) benefit	(26,376,668)
Net change in unrealized appreciation of investment securities, net of deferred taxes	93,517,276
Net realized and unrealized gain, net of deferred taxes	118,925,984
Net increase in net assets resulting from operations	$114,968,683

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4         Invesco SteelPath MLP Alpha Plus Fund

Statement of Changes in Net Assets

For the years ended November 30, 2024 and 2023

	2024	2023
Operations:
Net investment income (loss), net of deferred taxes	$(3,957,301)	$(3,249,004)
Net realized gain, net of deferred taxes	25,408,708	40,386,729
Change in net unrealized appreciation (depreciation), net of deferred taxes	93,517,276	(1,961,199)
Net increase in net assets resulting from operations	114,968,683	35,176,526

Distribution to shareholders from distributable earnings:
Class A	(7,388,377)	(5,734,229)
Class C	(2,735,648)	(2,577,039)
Class R	(276,466)	(168,892)
Class Y	(3,462,322)	(3,381,395)
Class R5	(562)	(504)
Class R6	(32,079)	(36,922)
Total distributions from distributable earnings	(13,895,454)	(11,898,981)

Share transactions–net:
Class A	23,954,826	2,233,328
Class C	(2,151,923)	(15,398,128)
Class R	1,653,752	1,093,058
Class Y	5,959,090	(20,770,361)
Class R5	(6,724)	6,507
Class R6	46,157	126,579
Net increase (decrease) in net assets resulting from share transactions	29,455,178	(32,709,017)
Net increase (decrease) in net assets	130,528,407	(9,431,472)

Net Assets:
Beginning of year	197,007,666	206,439,138
End of year	$327,536,073	$197,007,666

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5         Invesco SteelPath MLP Alpha Plus Fund

Statement of Cash Flows

For the year ended November 30, 2024

Cash flows from operating activities:
Net increase in net assets resulting from operations	$114,968,683

Adjustments to reconcile the change in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investments	(153,350,561)
Proceeds from sales of investments	86,709,372
Distributions from Master Limited Partnerships	17,543,137
Net realized gain on investment securities	(32,575,267)
Net change in unrealized appreciation on investment securities	(119,893,944)
Change in operating assets and liabilities:
Decrease in prepaid expenses	51
Increase in receivables and other assets	(24,389)
Increase in current tax liability	28,599,246
Increase in accrued expenses and other payables	305,171
Net cash provided by operating activities	(57,718,501)

Cash provided by (used in) financing activities:
Dividends paid to shareholders from distributable earnings	(3,775,527)
Proceeds from shares of beneficial interest sold	68,111,879
Disbursements from shares of beneficial interest reacquired	(49,012,610)
Proceeds from borrowing	39,000,000
Net cash provided by (used in) financing activities	54,323,742
Net decrease in cash and cash equivalents	(3,394,759)
Cash and cash equivalents at beginning of period	5,094,039
Cash and cash equivalents at end of period	$1,699,280

Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to shareholders	$10,119,927

Supplemental disclosure of cash flow information:
Cash paid during the period for taxes	$74,915
Cash paid during the period for interest, facilities and maintenance fees	$4,791,909

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6         Invesco SteelPath MLP Alpha Plus Fund

Financial Highlights

	Years Ended November 30,
Class A	2024	2023		2022		2021		2020
Per share operating data
Net asset value, beginning of period	$4.40	$3.85		$2.73		$1.95		$3.77
Net investment income (loss)(a)	(0.08)	(0.07)		(0.02)		(0.03)		(0.05)
Return of capital(a)	0.30	0.25		0.22		0.19		0.23
Net realized and unrealized gains (losses)	2.19	0.62		1.17		0.87		(1.55)
Total from investment operations	2.41	0.80		1.37		1.03		(1.37)
Less:
Return of capital	—	—		—		(0.22)		(0.45)
Dividends from net investment income	(0.29)	(0.25)		(0.25)		(0.03)		—
Total distributions	(0.29)	(0.25)		(0.25)		(0.25)		(0.45)
Net asset value, end of period	$6.52	$4.40		$3.85		$2.73		$1.95
Total return(b)	56.82%	21.90%		51.36%		53.66%		(36.31)%
Net assets, end of period (000’s omitted)	$181,751	$102,689		$88,038		$55,512		$31,002
Portfolio turnover rate	26%	42%		43%		42%		148%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	3.92%	3.97%		2.64%		2.56%		3.36%
Expense (waivers)	0.00%	(0.14	)%(c)	(0.25	)%(c)	(0.40	)%(c)	(0.63	)%(c)
With fee waiver and/or expense reimbursement, before taxes(d)	3.92%	3.83%		2.39%		2.16%		2.73%
Deferred/current tax expense (benefit)(e)	13.37%	4.09%		0.00%		—%		—%
With fee waivers and/or expense reimbursements, after taxes	17.29%	7.92%		2.39%		2.16%		2.73%

Ratio of investment income (loss):
Ratio of net investment income (loss) before taxes	(2.30)%	(2.68)%		(1.68)%		(1.67)%		(3.01)%
Net of expense (waivers) and before deferred tax benefit (expense)	(2.30)%	(2.54)%		(1.43)%		(1.27)%		(2.38)%
Deferred tax benefit (expense)(f)	0.70%	0.82%		0.93%		—%		—%
Ratio of net investment income (loss), after taxes	(1.60)%	(1.72)%		(0.50)%		(1.27)%		(2.38)%

(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Effective July 1, 2023, the voluntary Management waiver of 0.25% was terminated.
(d)

Includes interest, borrowing, federal income tax, state income tax and franchise tax expense. Without interest, borrowing, federal income tax, state income tax and franchise tax expense, the net expense ratio would be 1.78%, 1.69%, 1.59%, 1.58% and 1.61%, for the years ended November 30, 2024, 2023, 2022, 2021 and 2020, respectively.

(e)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(f)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7         Invesco SteelPath MLP Alpha Plus Fund

Financial Highlights—(continued)

	Years Ended November 30,
Class C	2024	2023		2022		2021		2020
Per share operating data
Net asset value, beginning of period	$3.73	$3.32		$2.40		$1.75		$3.47
Net investment income (loss)(a)	(0.10)	(0.08)		(0.04)		(0.05)		(0.06)
Return of capital(a)	0.25	0.21		0.19		0.17		0.21
Net realized and unrealized gains (losses)	1.84	0.53		1.02		0.78		(1.42)
Total from investment operations	1.99	0.66		1.17		0.90		(1.27)
Less:
Return of capital	—	—		—		(0.22)		(0.45)
Dividends from net investment income	(0.29)	(0.25)		(0.25)		(0.03)		—
Total distributions	(0.29)	(0.25)		(0.25)		(0.25)		(0.45)
Net asset value, end of period	$5.43	$3.73		$3.32		$2.40		$1.75
Total return(b)	55.74%	21.15%		50.03%		52.31%		(36.61)%
Net assets, end of period (000’s omitted)	$51,023	$37,269		$49,469		$34,598		$23,236
Portfolio turnover rate	26%	42%		43%		42%		148%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	4.67%	4.72%		3.39%		3.31%		4.12%
Expense (waivers)	0.00%	(0.14	)%(c)	(0.25	)%(c)	(0.38	)%(c)	(0.61	)%(c)
With fee waiver and/or expense reimbursement, before taxes(d)	4.67%	4.58%		3.14%		2.93%		3.51%
Deferred/current tax expense (benefit)(e)	13.37%	4.09%		0.00%		—%		—%
With fee waivers and/or expense reimbursements, after taxes	18.04%	8.67%		3.14%		2.93%		3.51%

Ratio of investment income (loss):
Ratio of net investment income (loss) before taxes	(3.05)%	(3.43)%		(2.43)%		(2.42)%		(3.77)%
Net of expense (waivers) and before deferred tax benefit (expense)	(3.05)%	(3.29)%		(2.18)%		(2.04)%		(3.16)%
Deferred tax benefit (expense)(f)	0.70%	0.82%		0.93%		—%		—%
Ratio of net investment income (loss), after taxes	(2.35)%	(2.47)%		(1.25)%		(2.04)%		(3.16)%

(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Effective July 1, 2023, the voluntary Management waiver of 0.25% was terminated.
(d)

Includes interest, borrowing, federal income tax, state income tax and franchise tax expense. Without interest, borrowing, federal income tax, state income tax and franchise tax expense, the net expense ratio would be 2.53%, 2.44%, 2.34%, 2.35% and 2.39%, for the years ended November 30, 2024, 2023, 2022, 2021 and 2020, respectively.

(e)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(f)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8         Invesco SteelPath MLP Alpha Plus Fund

Financial Highlights—(continued)

	Years Ended November 30,
Class R	2024	2023		2022		2021		2020
Per share operating data
Net asset value, beginning of period	$4.35	$3.81		$2.71		$1.95		$3.76
Net investment income (loss)(a)	(0.09)	(0.08)		(0.03)		(0.04)		(0.05)
Return of capital(a)	0.29	0.25		0.22		0.19		0.19
Net realized and unrealized gains (losses)	2.16	0.62		1.16		0.86		(1.50)
Total from investment operations	2.36	0.79		1.35		1.01		(1.36)
Less:
Return of capital	—	—		—		(0.22)		(0.45)
Dividends from net investment income	(0.29)	(0.25)		(0.25)		(0.03)		—
Total distributions	(0.29)	(0.25)		(0.25)		(0.25)		(0.45)
Net asset value, end of period	$6.42	$4.35		$3.81		$2.71		$1.95
Total return(b)	56.32%	21.87%		50.98%		52.60%		(36.09)%
Net assets, end of period (000’s omitted)	$7,109	$3,381		$1,878		$448		$159
Portfolio turnover rate	26%	42%		43%		42%		148%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	4.17%	4.22%		2.89%		2.81%		3.56%
Expense (waivers)	0.00%	(0.14	)%(c)	(0.25	)%(c)	(0.40	)%(c)	(0.63	)%(c)
With fee waiver and/or expense reimbursement, before taxes(d)	4.17%	4.08%		2.64%		2.41%		2.93%
Deferred/current tax expense (benefit)(e)	13.37%	4.09%		0.00%		—%		—%
With fee waivers and/or expense reimbursements, after taxes	17.54%	8.17%		2.64%		2.41%		2.93%

Ratio of investment income (loss):
Ratio of net investment income (loss) before taxes	(2.55)%	(2.93)%		(1.93)%		(1.92)%		(3.21)%
Net of expense (waivers) and before deferred tax benefit (expense)	(2.55)%	(2.79)%		(1.68)%		(1.52)%		(2.58)%
Deferred tax benefit (expense)(f)	0.70%	0.82%		0.93%		—%		—%
Ratio of net investment income (loss), after taxes	(1.85)%	(1.97)%		(0.75)%		(1.52)%		(2.58)%

(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Effective July 1, 2023, the voluntary Management waiver of 0.25% was terminated.
(d)

Includes interest, borrowing, federal income tax, state income tax and franchise tax expense. Without interest, borrowing, federal income tax, state income tax and franchise tax expense, the net expense ratio would be 2.03%, 1.94%, 1.84%, 1.83% and 1.81%, for the years ended November 30, 2024, 2023, 2022, 2021 and 2020, respectively.

(e)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(f)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9         Invesco SteelPath MLP Alpha Plus Fund

Financial Highlights—(continued)

	Years Ended November 30,
Class Y	2024	2023		2022		2021		2020
Per share operating data
Net asset value, beginning of period	$4.66	$4.06		$2.86		$2.03		$3.88
Net investment income (loss)(a)	(0.07)	(0.06)		(0.01)		(0.03)		(0.05)
Return of capital(a)	0.31	0.26		0.23		0.20		0.24
Net realized and unrealized gains (losses)	2.35	0.65		1.23		0.91		(1.59)
Total from investment operations	2.59	0.85		1.45		1.08		(1.40)
Less:
Return of capital	—	—		—		(0.22)		(0.45)
Dividends from net investment income	(0.29)	(0.25)		(0.25)		(0.03)		—
Total distributions	(0.29)	(0.25)		(0.25)		(0.25)		(0.45)
Net asset value, end of period	$6.96	$4.66		$4.06		$2.86		$2.03
Total return(b)	57.53%	22.00%		51.84%		54.02%		(36.03)%
Net assets, end of period (000’s omitted)	$86,944	$53,284		$66,849		$44,921		$27,930
Portfolio turnover rate	26%	42%		43%		42%		148%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	3.67%	3.72%		2.39%		2.31%		3.10%
Expense (waivers)	0.00%	(0.14	)%(c)	(0.25	)%(c)	(0.37	)%(c)	(0.59	)%(c)
With fee waiver and/or expense reimbursement, before taxes(d)	3.67%	3.58%		2.14%		1.94%		2.51%
Deferred/current tax expense (benefit)(e)	13.37%	4.09%		0.00%		—%		—%
With fee waivers and/or expense reimbursements, after taxes	17.04%	7.67%		2.14%		1.94%		2.51%

Ratio of investment income (loss):
Ratio of net investment income (loss) before taxes	(2.05)%	(2.43)%		(1.43)%		(1.42)%		(2.75)%
Net of expense (waivers) and before deferred tax benefit (expense)	(2.05)%	(2.29)%		(1.18)%		(1.05)%		(2.16)%
Deferred tax benefit (expense)(f)	0.70%	0.82%		0.93%		—%		—%
Ratio of net investment income (loss), after taxes	(1.35)%	(1.47)%		(0.25)%		(1.05)%		(2.16)%

(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Effective July 1, 2023, the voluntary Management waiver of 0.25% was terminated.
(d)

Includes interest, borrowing, federal income tax, state income tax and franchise tax expense. Without interest, borrowing, federal income tax, state income tax and franchise tax expense, the net expense ratio would be 1.53%, 1.44%, 1.34%, 1.36% and 1.39%, for the years ended November 30, 2024, 2023, 2022, 2021 and 2020, respectively.

(e)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(f)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10         Invesco SteelPath MLP Alpha Plus Fund

Financial Highlights—(continued)

	Years Ended November 30,
Class R5	2024	2023		2022		2021		2020
Per share operating data
Net asset value, beginning of period	$4.48	$3.91		$2.76		$1.97		$3.78
Net investment income (loss)(a)	(0.07)	(0.06)		(0.01)		(0.03)		(0.05)
Return of capital(a)	0.30	0.25		0.22		0.19		0.24
Net realized and unrealized gains (losses)	2.25	0.63		1.19		0.88		(1.55)
Total from investment operations	2.48	0.82		1.40		1.04		(1.36)
Less:
Return of capital	—	—		—		(0.22)		(0.45)
Dividends from net investment income	(0.29)	(0.25)		(0.25)		(0.03)		—
Total distributions	(0.29)	(0.25)		(0.25)		(0.25)		(0.45)
Net asset value, end of period	$6.67	$4.48		$3.91		$2.76		$1.97
Total return(b)	57.39%	22.08%		51.91%		53.65%		(35.87)%
Net assets, end of period (000’s omitted)	$12	$15		$7		$5		$4
Portfolio turnover rate	26%	42%		43%		42%		148%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	3.64%	3.64%		2.31%		2.23%		3.03%
Expense (waivers)	—%	(0.14	)%(c)	(0.25	)%(c)	(0.40	)%(c)	(0.62	)%(c)
With fee waiver and/or expense reimbursement, before taxes(d)	3.64%	3.50%		2.06%		1.83%		2.41%
Deferred/current tax expense (benefit)(e)	13.37%	4.09%		0.00%		—%		—%
With fee waivers and/or expense reimbursements, after taxes	17.01%	7.59%		2.06%		1.83%		2.41%

Ratio of investment income (loss):
Ratio of net investment income (loss) before taxes	(2.02)%	(2.35)%		(1.35)%		(1.34)%		(2.68)%
Net of expense (waivers) and before deferred tax benefit (expense)	(2.02)%	(2.21)%		(1.10)%		(0.94)%		(2.06)%
Deferred tax benefit (expense)(f)	0.70%	0.82%		0.93%		—%		—%
Ratio of net investment income (loss), after taxes	(1.32)%	(1.39)%		(0.17)%		(0.94)%		(2.06)%

(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Effective July 1, 2023, the voluntary Management waiver of 0.25% was terminated.
(d)

Includes interest, borrowing, federal income tax, state income tax and franchise tax expense. Without interest, borrowing, federal income tax, state income tax and franchise tax expense, the net expense ratio would be 1.50%, 1.36%, 1.26%, 1.25% and 1.29%, for the years ended November 30, 2024, 2023, 2022, 2021 and 2020, respectively.

(e)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(f)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

11         Invesco SteelPath MLP Alpha Plus Fund

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Financial Highlights—(continued)

	Years Ended November 30,
Class R6	2024	2023		2022		2021		2020
Per share operating data
Net asset value, beginning of period	$4.79	$4.15		$2.92		$2.06		$3.93
Net investment income (loss)(a)	(0.07)	(0.06)		(0.00)		(0.03)		(0.05)
Return of capital(a)	0.32	0.27		0.23		0.21		0.27
Net realized and unrealized gains (losses)	2.42	0.68		1.25		0.93		(1.64)
Total from investment operations	2.67	0.89		1.48		1.11		(1.42)
Less:
Return of capital	—	—		—		(0.22)		(0.45)
Dividends from net investment income	(0.29)	(0.25)		(0.25)		(0.03)		—
Total distributions	(0.29)	(0.25)		(0.25)		(0.25)		(0.45)
Net asset value, end of period	$7.17	$4.79		$4.15		$2.92		$2.06
Total return(b)	57.65%	22.50%		51.79%		54.72%		(36.09)%
Net assets, end of period (000’s omitted)	$697	$369		$198		$192		$67
Portfolio turnover rate	26%	42%		43%		42%		148%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	3.60%	3.64%		2.31%		2.23%		3.03%
Expense (waivers)	0.00%	(0.14	)%(c)	(0.29	)%(c)	(0.44	)%(c)	(0.66	)%(c)
With fee waiver and/or expense reimbursement, before taxes(d)	3.60%	3.50%		2.02%		1.79%		2.37%
Deferred/current tax expense (benefit)(e)	13.37%	4.09%		0.00%		—%		—%
With fee waivers and/or expense reimbursements, after taxes	16.97%	7.59%		2.02%		1.79%		2.37%

Ratio of investment income (loss):
Ratio of net investment income (loss) before taxes	(1.98)%	(2.35)%		(1.35)%		(1.34)%		(2.68)%
Net of expense (waivers) and before deferred tax benefit (expense)	(1.98)%	(2.21)%		(1.06)%		(0.90)%		(2.02)%
Deferred tax benefit (expense)(f)	0.70%	0.82%		0.93%		—%		—%
Ratio of net investment income (loss), after taxes	(1.28)%	(1.39)%		(0.13)%		(0.90)%		(2.02)%

(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Effective July 1, 2023, the voluntary Management waiver of 0.25% was terminated.
(d)

Includes interest, borrowing, federal income tax, state income tax and franchise tax expense. Without interest, borrowing, federal income tax, state income tax and franchise tax expense, the net expense ratio would be 1.46%, 1.36%, 1.22%, 1.21% and 1.25%, for the years ended November 30, 2024, 2023, 2022, 2021 and 2020, respectively.

(e)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(f)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12         Invesco SteelPath MLP Alpha Plus Fund

Notes to Financial Statements

November 30, 2024

NOTE 1—Significant Accounting Policies

Invesco SteelPath MLP Alpha Plus Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek total return.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and

13         Invesco SteelPath MLP Alpha Plus Fund

unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders – Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America (“GAAP”), are recorded on the ex-dividend date. The Fund’s dividend distribution policy is intended to provide monthly distributions to its shareholders at a rate that over time is similar to the distribution rate the Fund receives from the master limited partnerships (“MLPs”) in which it invests. The Fund generally pays out dividends that over time approximate the distributions received from the Fund’s portfolio investments based on, among other considerations, distributions the Fund actually received from portfolio investments, distributions it would have received if it had been fully invested at all times, and estimated future cash flows. Such dividends are not tied to the Fund’s investment income and may not represent yield or investment return on the Fund’s portfolio. To the extent that the dividends paid exceed the distributions the Fund receives from its underlying investments, the Fund’s assets will be reduced. The Fund’s tendency to pay out a consistent dividend may change, and the Fund’s level of distributions may increase or decrease.

The estimated characterization of the distributions paid will be either a qualified dividend or distribution (return of capital). This estimate is based on the Fund’s operating results during the period. The actual characterization of the distributions made during the period will not be determined until after the end of the fiscal year.

E.

Master Limited Partnerships – The Fund primarily invests in MLPs. MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund principally invests in MLPs that derive their revenue primarily from businesses involved in the gathering, transporting, processing, treating, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal (“energy infrastructure MLPs”). The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly. The Fund also will concentrate its investments in the energy sector. Energy infrastructure MLPs are subject to a variety of industry specific risk factors that may adversely affect their business or operations, including a decrease in production or reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing; changes in energy commodity prices; a sustained reduced demand for crude oil, natural gas and refined petroleum products; depletion of natural gas reserves or other commodities if not replaced; natural disasters, extreme weather and environmental hazards; rising interest rates, how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. In addition, taxes, government regulation, international politics, price, and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for energy infrastructure MLPs.

MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.

F.

Return of Capital – Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.

G.

Federal Income Taxes – The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code, but will rather be taxed as a corporation. The Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes and generally is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations. In addition, as a regular corporation, the Fund may be subject to state and local taxes in jurisdictions in which the MLPs operate.

The Fund intends to invest its assets primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund reports its allocable share of the MLPs’ taxable income in computing its own taxable income. The Fund’s tax expense or benefit is included in the Statement of Operations based on the component of income or gains (losses) to which such expense or benefit relates.

Taxes include current and deferred taxes. Current taxes reflect the estimated tax liability of the Fund as of a measurement date based on taxable income. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains (losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes and (iii) the net tax benefit of accumulated net operating losses (“NOL”) and capital loss carryforwards.

14         Invesco SteelPath MLP Alpha Plus Fund

Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. To the extent the Fund has a deferred tax asset, consideration is given to whether or not a valuation allowance is required. A valuation allowance is required if, based on the evaluation criterion provided by ASC 740, Income Taxes, it is more-likely-than-not some portion or all of the deferred tax asset will not be realized.

In determining a valuation allowance, the Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carryforward periods and the associated risk that operating loss and capital loss carryforwards were limited as a result of shareholder transactions or were likely to expire unused, and unrealized gains and losses on investments. Consideration was also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions.

Through the consideration of these factors, the Fund may determine that it is more likely than not that the Fund’s deferred tax assets will not be realized through future taxable income of the appropriate character. As a result, the Fund may be required to record a valuation allowance with respect to its deferred tax assets that are not considered to be realizable.

From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on or expirations of the Fund’s NOL and capital loss carryovers (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.

The Fund may rely, to some extent, on information provided by the MLPs, which may not necessarily be timely, to estimate taxable income allocable to MLP units held in its portfolio, and to estimate its associated deferred tax liability or asset. Such estimates are made in good faith. From time to time, as new information becomes available, the Fund will modify its estimates or assumptions regarding its tax liability or asset.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations.

The Fund files income tax returns in the U.S. federal jurisdiction and various states. The Fund has reviewed all major jurisdictions and concluded that there is no significant impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions expected to be taken on its tax returns. Furthermore, management of the Fund is not aware of any uncertain tax positions for which it is reasonably possible that the total amount of unrecognized tax benefit will significantly change in the next 12 months. Generally, the Fund is subject to examinations by taxing authorities for up to three years after the filing of the return for the tax period. All relevant periods are still open for examination.

H.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

I.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit.

J.

Accounting Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

K.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

L.

Cash and Cash Equivalents – For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), restricted cash, money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*
First $3 billion	1.25%
Next $2 billion	1.23%
Over $5 billion	1.20%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the year ended November 30, 2024, the effective advisory fee rate incurred by the Fund was 1.25%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a Sub-Advisory Agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

Effective April 1, 2024, the Adviser has contractually agreed, through at least March 31, 2026, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.83%, 2.58%, 2.08%, 1.58%, 1.58% and 1.58%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to April 1, 2024, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.83%, 2.60%, 2.08%, 1.61%, 1.51% and 1.46%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes;

15         Invesco SteelPath MLP Alpha Plus Fund

(3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on March 31, 2026. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

For the year ended November 30, 2024, the Adviser contractually reimbursed class level expenses of $1,486, $313, $2,018 and $34 for Class A, Class R, Class Y and Class R6 shares, respectively.

The Trust has entered into an administration and fund accounting agreement with UMB Fund Services, Inc. (“UMB”) pursuant to which UMB shall provide administration and fund accounting services to the Fund. The Trust and the Adviser have entered into a Master Administrative Services Agreement (“Administrative Services Agreement”) pursuant to which the Adviser may perform or arrange for the provision of certain accounting and other administrative services to the Fund which are not required to be performed by the Adviser under the Investment Advisory Agreement. The Adviser may only receive fees for administrative services under the Administrative Services Agreement to the extent that those fees assessed under the agreement are in excess of the fees paid to UMB. For the year ended November 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Additionally, Invesco has entered into service agreements whereby UMB Bank, n.a., serves as custodian to the Fund.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended November 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended November 30, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended November 30, 2024, IDI advised the Fund that IDI retained $21,011 in front-end sales commissions from the sale of Class A shares and $0 and $2,933 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the year ended November 30, 2024, the Fund incurred $71,425 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2024, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the year ended November 30, 2024, the Fund engaged in securities purchases of $0 and securities sales of $3,204,592, which resulted in net realized gains of $160,929.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

16         Invesco SteelPath MLP Alpha Plus Fund

NOTE 6—Cash Balances and Borrowings

The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $400 million, collectively by certain Invesco Funds, and which will expire on September 24, 2025. The Fund is permitted to borrow up to the lesser of (1) $130 million (increased from $120 million effective September 25, 2024), (2) one-third of the Fund’s total assets, or (3) the maximum amount permitted pursuant to the Fund’s investment limitations. The revolving credit and security agreement is secured by the assets of the Fund. The

Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.

Interest on borrowings outstanding under the revolving credit and security agreement is calculated at a rate per annum based on the Term Secured Overnight Financing Rate plus an applicable spread. During the year ended November 30, 2024, the Fund’s average daily balance of borrowing under the revolving credit and security agreement was $77,823,770 with an average interest rate of 6.33%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with UMB Bank, n.a., the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Distributions and Tax Information

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended November 30, 2024 and 2023:

	November 30, 2024	November 30, 2023
Ordinary income	$13,895,454	$11,898,981

For the year ended November 30, 2024, the federal income tax rate is 21%. The Fund is currently using an estimated rate of 1.0% for state and local tax, net of federal tax expense.

The Fund’s income tax provision consists of the following as of November 30, 2024:

Current tax (expense) benefit
Federal	$(1,588,780)
State	—
Total current tax (expense) benefit	$(1,588,780)

Deferred tax (expense) benefit
Federal	$(28,822,788)
State	(1,453,657)
Valuation allowance	—
Total deferred tax (expense) benefit	$(30,276,445)

The reconciliation between the federal statutory income tax rate of 21% and the tax effect on net investment income (loss) and realized and unrealized gain (loss) follows:

	Amount	% Effect
Application of federal statutory income tax rate	$(30,835,121)	(21.00)%
State income taxes net of federal benefit	(1,468,339)	(1.00)%
Effect of state tax rate change	(7,643)	(0.01)%
Effect of permanent differences	397,312	0.27%
Return to provision adjustments	48,566	0.04%
Change in valuation allowance	—	—%
Total income tax (expense) benefit	$(31,865,225)	(21.70)%

For the year months ended November 30, 2024, the Fund’s tax effect on net investment income (loss) and realized and unrealized gain (loss) of (21.70)% differed from the combined federal and state statutory tax rate of (22.00)% due in large part to the change in valuation allowance primarily as a result of the change in unrealized appreciation.

Components of the Fund’s deferred tax assets and liabilities as of November 30, 2024 are as follows:

Deferred tax assets:
Net operating loss carryforward (tax basis) - Federal	$2,604,965
Net operating loss carryforward (tax basis) — State	299,290
Excess business interest expense carryforward	508,050
Capital loss carryforward (tax basis)	4,156,540
Book to tax differences — Income recognized from MLPs	1,643,259
Valuation allowance	—
Total deferred tax asset	$9,212,104

Deferred tax liabilities:
Net unrealized gain on investment securities (tax basis)	$(45,079,054)
Book to tax difference — Income Carryforward Adjustment	—
Total deferred tax liability	(45,079,054)
Total net deferred tax asset (liability)	$(35,866,950)

17         Invesco SteelPath MLP Alpha Plus Fund

At November 30, 2024, the Fund had net operating loss carryforwards for federal income tax purposes, as follows:

Expiration Date for Expiring net operating loss carryforwards:
11/30/2038	$—
Total expiring net operating loss carryforwards	$—
Total non-expiring net operating loss carryforwards	$11,621,769
Total net operating loss carryforwards	$11,621,769

During the year ended November 30, 2024, the Fund estimates that no net operating loss carryforward will be utilized.

At November 30, 2024, the Fund had net capital loss carryforwards for federal income tax purposes, which may be carried forward for 5 years, as follows:

Expiration Date
11/30/2025	$12,222,905
11/30/2026	6,670,459
Total	$18,893,364

During the year ended November 30, 2024, the Fund estimates that it will utilize $30,144,435 of capital loss carryforward.

NOTE 8—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended November 30, 2024 was $153,350,561 and $86,709,372, respectively.

As of November 30, 2024, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Gross Unrealized Appreciation	$199,281,025
Gross Unrealized Depreciation	(1,193,697)
Net Unrealized Appreciation on Investments	$198,087,328

Cost of investments for tax purposes is $264,219,865.

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

NOTE 9—Share Information

	Summary of Share Activity
	Year ended November 30, 2024(a)		Year ended November 30, 2023
	Shares	Amount	Shares	Amount
Sold:
Class A	6,420,912	$33,053,510	3,496,929	$13,833,611
Class C	1,388,591	6,069,841	1,332,120	4,510,849
Class R	387,116	1,940,698	378,032	1,456,251
Class Y	4,710,204	25,697,791	4,629,640	19,148,276
Class R5	—	—	1,535	6,472
Class R6	275,133	1,478,881	256,721	1,083,077
Issued as reinvestment of dividends:
Class A	1,093,408	5,645,275	1,078,742	4,246,743
Class C	480,137	2,068,946	564,042	1,896,965
Class R	54,099	275,498	43,260	168,892
Class Y	379,366	2,101,682	471,746	1,965,899
Class R5	8	35	10	42
Class R6	5,087	28,491	7,896	33,432
Automatic conversion of Class C shares to Class A shares:
Class A	965,461	4,912,301	1,022,132	3,992,798
Class C	(1,148,862)	(4,912,301)	(1,194,636)	(3,992,798)
Reacquired:
Class A	(3,963,515)	(19,656,260)	(5,135,650)	(19,839,824)
Class C	(1,316,353)	(5,378,409)	(5,596,544)	(17,813,144)
Class R	(112,597)	(562,444)	(135,783)	(532,085)
Class Y	(4,018,055)	(21,840,383)	(10,159,677)	(41,884,536)
Class R5	(1,551)	(6,759)	(2)	(7)
Class R6	(260,030)	(1,461,215)	(235,109)	(989,930)
Net Increase (decrease) in share activity	5,338,559	$29,455,178	(9,174,596)	$(32,709,017)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

18         Invesco SteelPath MLP Alpha Plus Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AIM Investment Funds (Invesco Investment Funds) and Shareholders of Invesco SteelPath MLP Alpha Plus Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco SteelPath MLP Alpha Plus Fund (one of the funds constituting AIM Investment Funds (Invesco Investment Funds), hereafter referred to as the “Fund”) as of November 30, 2024, the related statements of operations and cash flows for the year ended November 30, 2024, the statement of changes in net assets for each of the two years in the period ended November 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2024 and the financial highlights for each of the five years in the period ended November 30, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Houston, Texas

January 22, 2025

We have served as the auditor of one or more investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

PricewaterhouseCoopers LLP, 1000 Louisiana Street, Suite 5800, Houston, TX 77002

T: (713) 356 4000, www.pwc.com/us

19         Invesco SteelPath MLP Alpha Plus Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Investment Funds (Invesco Investment Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco SteelPath MLP Alpha Plus Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC, Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board noted an accounting matter that required that certain historical financial statements for the Fund be restated in 2020 and that certain shareholders be reimbursed for transactions made at incorrect net asset values, and considered the steps that Invesco Advisers took to remediate the matter, with such remediation steps concluding at the end of 2022. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family

20         Invesco SteelPath MLP Alpha Plus Fund

of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the Alerian MLP Infrastructure Index (Index). The Board noted that performance of Class Y shares of the Fund was in the first quintile of its performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class Y shares of the Fund was reasonably comparable to the performance of the Index for the one and five year periods and above the performance of the Index for the three year period . The Board acknowledged limitations regarding the Broadridge data, in particular that the Lipper category includes funds taxed as traditional mutual funds as well as those taxed as C-corporations (such as the Fund) and discussed how such taxation status can impact relative performance. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for Class Y shares of the Fund were above and reasonably comparable to, respectively, the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual management fees and total expense ratio were in the fifth quintile of its expense group and that its contractual management fees were in the fourth quintile of its expense group and discussed with management reasons for such relative actual and contractual management fees and total expenses. The Board requested and considered additional information from management regarding the Fund’s actual and contractual management fees in light of current asset levels, as well as the Fund’s total expenses relative to peers. As previously noted, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management, including with respect to the fees comprising the Fund’s total expense ratio relative to those of peers. The Board noted that the Fund differentiates itself significantly from peers due to its utilization of leverage, which requires additional management skill and support. The Board also considered information provided by management regarding how the Fund’s actual management fees compare to other similar funds (closed-end funds that use leverage) not included in the expense group. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer, and subsequently with representatives of management.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

21         Invesco SteelPath MLP Alpha Plus Fund

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

22         Invesco SteelPath MLP Alpha Plus Fund

Other Information Required in Form N-CSR (Items 8-11)

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.

Statement Regarding Basis of Approval for Investment Advisory Contracts

The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.

23         Invesco SteelPath MLP Alpha Plus Fund

SEC file numbers: 811-05426 and 033-19338	Invesco Distributors, Inc.	O-SPMAP-NCSR

Annual Financial Statements and Other Information	November 30, 2024

Invesco SteelPath MLP Income Fund

Nasdaq:
A: MLPDX ∎ C: MLPRX ∎ R: SPNNX ∎ Y: MLPZX ∎ R5: SPMQX ∎ R6: OSPMX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
13	Notes to Financial Statements
20	Report of Independent Registered Public Accounting Firm
21	Approval of Investment Advisory and Sub-Advisory Contracts
24	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments

November 30, 2024

	Units	Value
Master Limited Partnerships And Related Entities–111.12%
Diversified–47.46%
Energy Transfer L.P.	33,515,345	$665,614,752
Enterprise Products Partners L.P.	18,275,000	629,208,250
MPLX L.P.	12,689,596	655,544,529
		1,950,367,531
Gathering & Processing–30.00%
Antero Midstream Corp.	20,244,063	323,297,686
EnLink Midstream LLC	14,082,821	225,465,964
Hess Midstream L.P., Class A	1,600,000	60,640,000
Summit Midstream Corp.(a)(b)	738,629	27,912,790
Western Midstream Partners L.P.	14,623,546	595,324,558
		1,232,640,998
Other Energy–20.38%
Arko Corp.	1,626,925	11,648,783
CrossAmerica Partners L.P.(a)	3,748,183	77,399,979
Enviva, Inc.(b)	100,000	10
Global Partners L.P.(a)	1,337,981	75,529,027
KNOT Offshore Partners L.P.(a)	1,776,804	10,358,767
Kodiak Gas Services, Inc.	1,263,222	51,084,698
Sunoco L.P.	5,554,810	313,624,573
USA Compression Partners L.P.(a)	9,076,625	217,748,234
Westlake Chemical Partners L.P.(a)	3,370,319	80,112,483
		837,506,554
Petroleum Pipeline Transportation–12.60%
Delek Logistics Partners L.P.	1,227,101	49,501,254
Genesis Energy L.P.(a)	8,620,932	103,278,766
NGL Energy Partners L.P.(a)(b)	12,412,037	59,826,018
Phillips 66 Partners L.P.	500	66,990
Plains All American Pipeline L.P.	16,333,333	304,943,327
		517,616,355

	Units	Value
Terminalling & Storage–0.68%
Martin Midstream Partners L.P.(a)	7,026,434	$27,965,207
Total Master Limited Partnerships And Related Entities (Cost $2,350,678,872)		4,566,096,645

	Shares
Common Stocks And Other Equity Interests–0.59%
Natural Gas Pipeline Transportation–0.59%
Kinetik Holdings, Inc.
(Cost $13,143,264)	410,000	24,198,200

	Units
Preferred Master Limited Partnerships And Related Entities–0.06%
Other Energy–0.06%
Global Partners L.P., 9.50% (Cost $2,500,000)	100,000	2,610,000
TOTAL INVESTMENTS IN SECURITIES–111.77% (Cost $2,366,322,136)		4,592,904,845
OTHER ASSETS LESS LIABILITIES–(11.77)%		(483,798,443)
NET ASSETS–100%		$4,109,106,402

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

2         Invesco SteelPath MLP Income Fund

Notes to Schedule of Investments:

(a)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the year ended November 30, 2024.

							Dividends and Distributions
Investments in Other Affiliates:	Value November 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Return of Capital	Capital Gains	Income
MLP Investments and Related Entities
CrossAmerica Partners L.P.	$88,944,383	$—	$—	$(3,673,221)	$—	$77,399,979	$(7,871,183)	$—	$—
Genesis Energy L.P.	94,148,906	15,172,013	—	(5,532,699)	—	103,278,766	(509,454)	4,447,044	—
Global Partners L.P.ii	94,253,918	—	(53,607,867)	(9,530,595)	48,410,927	75,529,027	(3,997,356)	—	—
KNOT Offshore Partners L.P.	9,541,438	—	—	1,002,117	—	10,358,767	(184,788)	—	—
Martin Midstream Partners L.P.	18,128,200	—	—	9,957,092	—	27,965,207	(120,085)	20,444	—
NGL Energy Partners L.P.	53,744,120	—	—	6,081,898	—	59,826,018	—	—	—
NuStar Energy L.P.ii	279,279,215	—	(232,006,764)	(33,058,514)	(6,307,401)	—	(7,906,536)	718,474	—
Summit Midstream Corp.iii	15,289,620	—	—	12,623,170	—	27,912,790	—	—	—
Westlake Chemical Partners L.P.[i]	18,120,000	56,715,336	—	9,085,935	—	80,112,483	(3,808,788)	594,389	—
USA Compression Partners L.P.	235,617,712	1,149,644	(22,753,996)	(6,301,931)	14,206,215	217,748,234	(4,169,410)	15,045,916	—
	$907,067,512	$73,036,993	$(308,368,627)	$(19,346,748)	$56,309,741	$680,131,271	$(28,567,600)	$20,826,267	$—

i.	As of November 30, 2023, the security was not considered as an affiliate of the Fund.
ii.	As of November 30, 2024, the security was not considered as an affiliate of the Fund.
iii.	Exchange from Summit Midstream Partners L.P., effective August 1, 2024.

(b)	Non-income producing.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3         Invesco SteelPath MLP Income Fund

Statement of Assets and Liabilities

November 30, 2024

Assets:
Investments in unaffiliated securities, at value (cost $1,602,106,613)	$3,988,302,601
Investments in affiliates, at value (cost $764,215,523)	604,602,244
Receivable for:
Fund shares sold	1,030,478
Dividends	170,138
Cash	56,000,682
Investment for trustee deferred compensation and retirement plans	112,853
Prepaid state income tax	17,766
Other assets	204,956
Total assets	4,650,441,718

Liabilities:
Payables for:
Fund shares reacquired	1,270,158
Accrued fees to affiliates	4,440,081
Accrued interest expense	38,348
Accrued trustees’ and officers’ fees and benefits	12,456
Accrued other operating expenses	596,240
Deferred tax liability, net	534,865,180
Trustee deferred compensation and retirement plans	112,853
Total liabilities	541,335,316
Net assets applicable to shares outstanding	$4,109,106,402

Net assets consist of:
Shares of beneficial interest	$3,191,561,853
Distributable earnings, net of taxes	917,544,549
$4,109,106,402

Net Assets:
Class A	$2,041,340,856
Class C	$574,566,857
Class R	$4,898,520
Class Y	$1,408,739,631
Class R5	$11,310
Class R6	$79,549,228

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	325,795,696
Class C	113,957,118
Class R	797,040
Class Y	207,484,053
Class R5	1,773
Class R6	11,527,583
Class A:
Net asset value per share	$6.27
Maximum offering price per share (net asset value $6.27 ÷ 94.50%)	$6.63
Class C:
Net asset value and offering price per share	$5.04
Class R:
Net asset value and offering price per share	$6.15
Class Y:
Net asset value and offering price per share	$6.79
Class R5:
Net asset value and offering price per share	$6.38
Class R6:
Net asset value and offering price per share	$6.90

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4         Invesco SteelPath MLP Income Fund

Statement of Operations

For the year ended November 30, 2024

Investment income:
Distributions and dividends	$298,215,328
Less: return of capital on distributions and dividends ($28,567,600 from affiliates)	(230,175,954)
Less: return of capital on distributions and dividends in excess of cost basis ($20,826,267 from affiliates)	(57,385,938)
Total investment income	10,653,436

Expenses:
Advisory fees	34,482,099
Administrative services fees	1,023,449
Custodian fees	186,239
Distribution fees:
Class A	4,551,571
Class C	5,336,071
Class R	20,708
Transfer agent fees — A, C, R and Y	3,867,580
Transfer agent fees — R5	37
Transfer agent fees — R6	18,227
Interest, facilities and maintenance fees	642,782
State income tax expense	1,330,898
Trustees’ and officers’ fees and benefits	50,400
Registration and filing fees	144,035
Reports to shareholders	369,300
Professional services fees	225,259
Other	65,240
Total expenses, before waivers and deferred taxes	52,313,895
Less: Expenses reimbursed	(290,147)
Net expenses, before deferred taxes	52,023,748
Net investment income (loss), before deferred taxes	(41,370,312)
Net deferred tax benefit	10,297,836
Net investment income (loss), net of deferred taxes	(31,072,476)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net return of capital in excess of cost basis of $36,559,671)	350,399,435
Affiliated investment securities (net return of capital in excess of cost basis of $20,826,267)	56,309,741
Net deferred tax (expense)/benefit	(90,810,897)
Net realized gain, net of taxes	315,898,279
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	904,510,915
Affiliated investment securities	(19,346,748)
Net deferred tax (expense)/benefit	(196,935,355)
Net change in net unrealized appreciation of investment securities, net of deferred taxes	688,228,812
Net realized and unrealized gain, net of deferred tax	1,004,127,091
Net increase in net assets resulting from operations	$973,054,615

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5         Invesco SteelPath MLP Income Fund

Statement of Changes in Net Assets

For the years ended November 30, 2024 and 2023

	2024	2023
Operations:
Net investment income (loss), net of deferred taxes	$(31,072,476)	$(27,830,585)
Net realized gain, net of deferred taxes	315,898,279	335,144,946
Change in net unrealized appreciation, net of deferred taxes	688,228,812	247,816,212
Net increase in net assets resulting from operations	973,054,615	555,130,573

Distributions to shareholders from distributable earnings:
Class A	(135,675,423)	(130,925,202)
Class C	(48,544,207)	(48,484,514)
Class R	(315,895)	(257,181)
Class Y	(84,508,466)	(75,930,244)
Class R5	(5,740)	(11,318)
Class R6	(4,488,640)	(2,939,974)
Total distributions from distributable earnings	(273,538,371)	(258,548,433)

Share transactions–net:
Class A	(36,895,155)	16,755,863
Class C	(39,135,850)	(600,705)
Class R	563,101	645,461
Class Y	62,320,389	53,192,751
Class R5	(726,411)	690,111
Class R6	22,389,384	3,735,860
Net increase in net assets resulting from share transactions	8,515,458	74,419,341
Net increase in net assets	708,031,702	371,001,481

Net assets:
Beginning of year	3,401,074,700	3,030,073,219
End of year	$4,109,106,402	$3,401,074,700

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6         Invesco SteelPath MLP Income Fund

Financial Highlights

	Years Ended November 30,
Class A	2024	2023	2022	2021	2020
Per share operating data
Net asset value, beginning of period	$5.19	$4.73	$3.90	$2.95	$4.32
Net investment income (loss)(a)	(0.05)	(0.04)	(0.00)	(0.04)	(0.03)
Return of capital(a)	0.28	0.26	0.24	0.25	0.31
Net realized and unrealized gain (loss)	1.27	0.64	0.98	1.13	(1.11)
Total from investment operations	1.50	0.86	1.22	1.34	(0.83)
Less:
Return of capital	—	—	(0.27)	(0.39)	(0.54)
Dividends from net investment income	(0.42)	(0.40)	(0.12)	—	—
Total distributions	(0.42)	(0.40)	(0.39)	(0.39)	(0.54)
Net asset value, end of period	$6.27	$5.19	$4.73	$3.90	$2.95
Total return(b)	30.11%	19.13%	32.37%	46.12%	(17.70)%
Net assets, end of period (000’s omitted)	$2,041,341	$1,727,858	$1,557,504	$1,247,416	$861,681
Portfolio turnover rate	11%	24%	12%	22%	44%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.42%	1.41%	1.40%	1.43%	1.51%
Expense (waivers)	(0.01)%	(0.01)%	(0.02)%	(0.04)%	(0.05)%
With fee waivers and/or expense reimbursements, before taxes(c)	1.41%	1.40%	1.38%	1.39%	1.46%
Deferred/current tax expense (benefit)(d)	7.62%	5.16%	3.51%	—%	—%
With fee waivers and/or expense reimbursements, after taxes	9.03%	6.56%	4.89%	1.39%	1.46%

Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(1.12)%	(1.17)%	(1.27)%	(1.14)%	(1.18)%
Net of expense (waivers) and before deferred tax benefit (expense)	(1.11)%	(1.16)%	(1.25)%	(1.10)%	(1.13)%
Deferred tax benefit (expense)(e)	0.28%	0.30%	1.14%	—%	—%
Ratio of net investment income (loss), after taxes	(0.83)%	(0.86)%	(0.11)%	(1.10)%	(1.13)%

(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Includes interest, borrowing, state income tax and franchise tax expense. Without interest, borrowing, state income tax and franchise tax expense, the net expense ratio would be 1.35%, 1.35%, 1.35%, 1.35% and 1.37%, for the years ended November 30, 2024, 2023, 2022, 2021 and 2020, respectively.

(d)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7         Invesco SteelPath MLP Income Fund

Financial Highlights—(continued)

	Years Ended November 30,
Class C	2024	2023	2022	2021	2020
Per share operating data
Net asset value, beginning of period	$4.28	$3.99	$3.37	$2.61	$3.92
Net investment income (loss)(a)	(0.07)	(0.06)	(0.03)	(0.06)	(0.05)
Return of capital(a)	0.22	0.22	0.21	0.21	0.28
Net realized and unrealized gain (loss)	1.03	0.53	0.83	1.00	(1.00)
Total from investment operations	1.18	0.69	1.01	1.15	(0.77)
Less:
Return of capital	—	—	(0.27)	(0.39)	(0.54)
Dividends from net investment income	(0.42)	(0.40)	(0.12)	—	—
Total distributions	(0.42)	(0.40)	(0.39)	(0.39)	(0.54)
Net asset value, end of period	$5.04	$4.28	$3.99	$3.37	$2.61
Total return(b)	28.99%	18.38%	31.17%	44.81%	(17.99)%
Net assets, end of period (000’s omitted)	$574,567	$524,671	$490,026	$456,811	$436,611
Portfolio turnover rate	11%	24%	12%	22%	44%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	2.17%	2.16%	2.15%	2.18%	2.26%
Expense (waivers)	(0.01)%	(0.01)%	(0.02)%	(0.04)%	(0.05)%
With fee waivers and/or expense reimbursements, before taxes(c)	2.16%	2.15%	2.13%	2.14%	2.21%
Deferred/current tax expense (benefit)(d)	7.62%	5.16%	3.51%	—%	—%
With fee waivers and/or expense reimbursements, after taxes	9.78%	7.31%	5.64%	2.14%	2.21%

Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(1.87)%	(1.92)%	(2.02)%	(1.89)%	(1.93)%
Net of expense (waivers) and before deferred tax benefit (expense)	(1.86)%	(1.91)%	(2.00)%	(1.85)%	(1.88)%
Deferred tax benefit (expense)(e)	0.28%	0.30%	1.14%	—%	—%
Ratio of net investment income (loss), after taxes	(1.58)%	(1.61)%	(0.86)%	(1.85)%	(1.88)%

(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Includes interest, borrowing, state income tax and franchise tax expense. Without interest, borrowing, state income tax and franchise tax expense, the net expense ratio would be 2.10%, 2.10%, 2.10%, 2.10% and 2.12%, for the years ended November 30, 2024, 2023, 2022, 2021 and 2020, respectively.

(d)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8         Invesco SteelPath MLP Income Fund

Financial Highlights—(continued)

	Years Ended November 30,
Class R	2024	2023	2022	2021	2020
Per share operating data
Net asset value, beginning of period	$5.11	$4.67	$3.87	$2.94	$4.31
Net investment income (loss)(a)	(0.06)	(0.05)	(0.02)	(0.05)	(0.04)
Return of capital(a)	0.27	0.26	0.24	0.25	0.29
Net realized and unrealized gain (loss)	1.25	0.63	0.97	1.12	(1.08)
Total from investment operations	1.46	0.84	1.19	1.32	(0.83)
Less:
Return of capital	—	—	(0.27)	(0.39)	(0.54)
Dividends from net investment income	(0.42)	(0.40)	(0.12)	—	—
Total distributions	(0.42)	(0.40)	(0.39)	(0.39)	(0.54)
Net asset value, end of period	$6.15	$5.11	$4.67	$3.87	$2.94
Total return(b)	29.79%	18.94%	31.82%	45.59%	(17.71)%
Net assets, end of period (000’s omitted)	$4,899	$3,539	$2,583	$1,512	$693
Portfolio turnover rate	11%	24%	12%	22%	44%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.67%	1.66%	1.65%	1.68%	1.76%
Expense (waivers)	(0.01)%	(0.01)%	(0.02)%	(0.04)%	(0.05)%
With fee waivers and/or expense reimbursements, before taxes(c)	1.66%	1.65%	1.63%	1.64%	1.71%
Deferred/current tax expense (benefit)(d)	7.62%	5.16%	3.51%	—%	—%
With fee waivers and/or expense reimbursements, after taxes	9.28%	6.81%	5.14%	1.64%	1.71%

Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(1.37)%	(1.42)%	(1.52)%	(1.39)%	(1.43)%
Net of expense (waivers) and before deferred tax benefit (expense)	(1.36)%	(1.41)%	(1.50)%	(1.35)%	(1.38)%
Deferred tax benefit (expense)(e)	0.28%	0.30%	1.14%	—%	—%
Ratio of net investment income (loss), after taxes	(1.08)%	(1.11)%	(0.36)%	(1.35)%	(1.38)%

(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Includes interest, borrowing, state income tax and franchise tax expense. Without interest, borrowing, state income tax and franchise tax expense, the net expense ratio would be 1.60%, 1.60%, 1.60%, 1.60% and 1.62%, for the years ended November 30, 2024, 2023, 2022, 2021 and 2020, respectively.

(d)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9         Invesco SteelPath MLP Income Fund

Financial Highlights—(continued)

	Years Ended November 30,
Class Y	2024	2023	2022	2021	2020
Per share operating data
Net asset value, beginning of period	$5.58	$5.04	$4.13	$3.10	$4.49
Net investment income (loss)(a)	(0.04)	(0.03)	0.01	(0.03)	(0.03)
Return of capital(a)	0.30	0.28	0.26	0.26	0.32
Net realized and unrealized gain (loss)	1.37	0.69	1.03	1.19	(1.14)
Total from investment operations	1.63	0.94	1.30	1.42	(0.85)
Less:
Return of capital	—	—	(0.27)	(0.39)	(0.54)
Dividends from net investment income	(0.42)	(0.40)	(0.12)	—	—
Total distributions	(0.42)	(0.40)	(0.39)	(0.39)	(0.54)
Net asset value, end of period	$6.79	$5.58	$5.04	$4.13	$3.10
Total return(b)	30.34%	19.56%	32.51%	46.50%	(17.43)%
Net assets, end of period (000’s omitted)	$1,408,740	$1,099,958	$943,591	$643,291	$476,921
Portfolio turnover rate	11%	24%	12%	22%	44%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.17%	1.16%	1.15%	1.18%	1.26%
Expense (waivers)	(0.01)%	(0.01)%	(0.02)%	(0.04)%	(0.05)%
With fee waivers and/or expense reimbursements, before taxes(c)	1.16%	1.15%	1.13%	1.14%	1.21%
Deferred/current tax expense (benefit)(d)	7.62%	5.16%	3.51%	—%	—%
With fee waivers and/or expense reimbursements, after taxes	8.78%	6.31%	4.64%	1.14%	1.21%

Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(0.87)%	(0.92)%	(1.02)%	(0.89)%	(0.93)%
Net of expense (waivers) and before deferred tax benefit (expense)	(0.86)%	(0.91)%	(1.00)%	(0.85)%	(0.88)%
Deferred tax benefit (expense)(e)	0.28%	0.30%	1.14%	—%	—%
Ratio of net investment income (loss), after taxes	(0.58)%	(0.61)%	0.14%	(0.85)%	(0.88)%

(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Includes interest, borrowing, state income tax and franchise tax expense. Without interest, borrowing, state income tax and franchise tax expense, the net expense ratio would be 1.10%, 1.10%, 1.10%, 1.10%, 1.12%, for the years ended November 30, 2024, 2023, 2022, 2021 and 2020, respectively.

(d)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10         Invesco SteelPath MLP Income Fund

Financial Highlights—(continued)

	Years Ended November 30,
Class R5	2024	2023	2022	2021	2020
Per share operating data
Net asset value, beginning of period	$5.28	$4.79	$3.94	$2.97	$4.32
Net investment income (loss)(a)	(0.03)	(0.03)	0.01	(0.03)	(0.02)
Return of capital(a)	0.26	0.28	0.25	0.25	0.31
Net realized and unrealized gain (loss)	1.29	0.64	0.98	1.14	(1.10)
Total from investment operations	1.52	0.89	1.24	1.36	(0.81)
Less:
Return of capital	—	—	(0.27)	(0.39)	(0.54)
Dividends from net investment income	(0.42)	(0.40)	(0.12)	—	—
Total distributions	(0.42)	(0.40)	(0.39)	(0.39)	(0.54)
Net asset value, end of period	$6.38	$5.28	$4.79	$3.94	$2.97
Total return(b)	29.98%	19.54%	32.57%	46.54%	(17.17)%
Net assets, end of period (000’s omitted)	$11	$732	$8	$7	$5
Portfolio turnover rate	11%	24%	12%	22%	44%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.08%	1.08%	1.07%	1.07%	1.14%
Expense (waivers)	—%	—%	—%	—%	—%
With fee waivers and/or expense reimbursements, before taxes(c)	1.08%	1.08%	1.07%	1.07%	1.14%
Deferred/current tax expense (benefit)(d)	7.62%	5.16%	3.51%	—%	—%
With fee waivers and/or expense reimbursements, after taxes	8.70%	6.24%	4.58%	1.07%	1.14%

Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(0.80)%	(0.85)%	(0.94)%	(0.78)%	(0.81)%
Net of expense (waivers) and before deferred tax benefit (expense)	(0.80)%	(0.85)%	(0.94)%	(0.78)%	(0.81)%
Deferred tax benefit (expense)(e)	0.28%	0.30%	1.14%	—%	—%
Ratio of net investment income (loss), after taxes	(0.52)%	(0.55)%	0.20%	(0.78)%	(0.81)%

(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Includes interest, borrowing, state income tax and franchise tax expense. Without interest, borrowing, state income tax and franchise tax expense, the net expense ratio would be 1.02%, 1.04%, 1.04%, 1.03% and 1.05%, for the years ended November 30, 2024, 2023, 2022, 2021 and 2020, respectively.

(d)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11         Invesco SteelPath MLP Income Fund

Financial Highlights—(continued)

	Years Ended November 30,
Class R6	2024	2023	2022	2021	2020
Per share operating data
Net asset value, beginning of period	$5.66	$5.11	$4.18	$3.13	$4.52
Net investment income (loss)(a)	(0.03)	(0.03)	0.01	(0.03)	(0.03)
Return of capital(a)	0.30	0.28	0.26	0.26	0.32
Net realized and unrealized gain (loss)	1.39	0.70	1.05	1.21	(1.14)
Total from investment operations	1.66	0.95	1.32	1.44	(0.85)
Less:
Return of capital	—	—	(0.27)	(0.39)	(0.54)
Dividends from net investment income	(0.42)	(0.40)	(0.12)	—	—
Total distributions	(0.42)	(0.40)	(0.39)	(0.39)	(0.54)
Net asset value, end of period	$6.90	$5.66	$5.11	$4.18	$3.13
Total return(b)	30.45%	19.48%	32.61%	46.70%	(17.33)%
Net assets, end of period (000’s omitted)	$79,549	$44,317	$36,360	$32,725	$26,777
Portfolio turnover rate	11%	24%	12%	22%	44%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.08%	1.08%	1.07%	1.07%	1.14%
Expense (waivers)	(0.01)%	(0.01)%	(0.01)%	—%	—%
With fee waivers and/or expense reimbursements, before taxes(c)	1.07%	1.07%	1.06%	1.07%	1.14%
Deferred/current tax expense (benefit)(d)	7.62%	5.16%	3.51%	—%	—%
With fee waivers and/or expense reimbursements, after taxes	8.69%	6.23%	4.57%	1.07%	1.14%

Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(0.79)%	(0.85)%	(0.94)%	(0.78)%	(0.81)%
Net of expense (waivers) and before deferred tax benefit (expense)	(0.78)%	(0.84)%	(0.93)%	(0.78)%	(0.81)%
Deferred tax benefit (expense)(e)	0.28%	0.30%	1.14%	—%	—%
Ratio of net investment income (loss), after taxes	(0.50)%	(0.54)%	0.21%	(0.78)%	(0.81)%

(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Includes interest, borrowing, state income tax and franchise tax expense. Without interest, borrowing, state income tax and franchise tax expense, the net expense ratio would be 1.02%, 1.03%, 1.03%, 1.03% and 1.05%, for the years ended November 30, 2024, 2023, 2022, 2021 and 2020, respectively.

(d)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12         Invesco SteelPath MLP Income Fund

Notes to Financial Statements

November 30, 2024

NOTE 1—Significant Accounting Policies

Invesco SteelPath MLP Income Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek total return.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and

13         Invesco SteelPath MLP Income Fund

unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders – Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America (“GAAP”), are recorded on the ex-dividend date. The Fund’s dividend distribution policy is intended to provide monthly distributions to its shareholders at a rate that over time is similar to the distribution rate the Fund receives from the master limited partnerships (”MLPs”) in which it invests. The Fund generally pays out dividends that over time approximate the distributions received from the Fund’s portfolio investments based on, among other considerations, distributions the Fund actually received from portfolio investments, distributions it would have received if it had been fully invested at all times, and estimated future cash flows. Such dividends are not tied to the Fund’s investment income and may not represent yield or investment return on the Fund’s portfolio. To the extent that the dividends paid exceed the distributions the Fund receives from its underlying investments, the Fund’s assets will be reduced. The Fund’s tendency to pay out a consistent dividend may change, and the Fund’s level of distributions may increase or decrease.

The estimated characterization of the distributions paid will be either a qualified dividend or distribution (return of capital). This estimate is based on the Fund’s operating results during the period. The actual characterization of the distributions made during the period will not be determined until after the end of the fiscal year.

E.

Master Limited Partnerships – The Fund primarily invests in MLPs. MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund principally invests in MLPs that derive their revenue primarily from businesses involved in the gathering, transporting, processing, treating, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal (“energy infrastructure MLPs”). The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly. The Fund also will concentrate its investments in the energy sector. Energy infrastructure MLPs are subject to a variety of industry specific risk factors that may adversely affect their business or operations, including a decrease in production or reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing; changes in energy commodity prices; a sustained reduced demand for crude oil, natural gas and refined petroleum products; depletion of natural gas reserves or other commodities if not replaced; natural disasters, extreme weather and environmental hazards; rising interest rates, how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. In addition, taxes, government regulation, international politics, price, and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for energy infrastructure MLPs.

MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.

F.

Return of Capital – Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.

G.

Federal Income Taxes – The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code, but will rather be taxed as a corporation. The Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes and generally is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations. In addition, as a regular corporation, the Fund may be subject to state and local taxes in jurisdictions in which the MLPs operate.

The Fund intends to invest its assets primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund reports its allocable share of the MLPs’ taxable income in computing its own taxable income. The Fund’s tax expense or benefit is included in the Statement of Operations based on the component of income or gains (losses) to which such expense or benefit relates.

Taxes include current and deferred taxes. Current taxes reflect the estimated tax liability of the Fund as of a measurement date based on taxable income. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains (losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes and (iii) the net tax benefit of accumulated net operating losses (“NOL”) and capital loss carryforwards.

14         Invesco SteelPath MLP Income Fund

Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. To the extent the Fund has a deferred tax asset, consideration is given to whether or not a valuation allowance is required. A valuation allowance is required if, based on the evaluation criterion provided by ASC 740, Income Taxes, it is more-likely-than-not some portion or all of the deferred tax asset will not be realized.

In determining a valuation allowance, the Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carryforward periods and the associated risk that operating loss and capital loss carryforwards were limited as a result of shareholder transactions or were likely to expire unused, and unrealized gains and losses on investments. Consideration was also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions.

Through the consideration of these factors, the Fund may determine that it is more likely than not that the Fund’s deferred tax assets will not be realized through future taxable income of the appropriate character. As a result, the Fund may be required to record a valuation allowance with respect to its deferred tax assets that are not considered to be realizable.

From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on or expirations of the Fund’s NOL and capital loss carryovers (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.

The Fund may rely, to some extent, on information provided by the MLPs, which may not necessarily be timely, to estimate taxable income allocable to MLP units held in its portfolio, and to estimate its associated deferred tax liability or asset. Such estimates are made in good faith. From time to time, as new information becomes available, the Fund will modify its estimates or assumptions regarding its tax liability or asset.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations.

The Fund files income tax returns in the U.S. federal jurisdiction and various states. The Fund has reviewed all major jurisdictions and concluded that there is no significant impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions expected to be taken on its tax returns. Furthermore, management of the Fund is not aware of any uncertain tax positions for which it is reasonably possible that the total amount of unrecognized tax benefit will significantly change in the next 12 months. Generally, the Fund is subject to examinations by taxing authorities for up to three years after the filing of the return for the tax period. All relevant periods are still open for examination.

H.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

I.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit.

J.

Accounting Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

K.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*
First $3 billion	0.95%
Next $2 billion	0.93%
Over $5 billion	0.90%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the year ended November 30, 2024, the effective advisory fee rate incurred by the Fund was 0.95%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a Sub-Advisory Agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

Effective April 1, 2024, the Adviser has contractually agreed, through at least March 31, 2026, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.42%, 2.17%, 1.67%, 1.17%, 1.17% and 1.17%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to April 1, 2024, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.35%, 2.10%, 1.60%, 1.10%, 1.08% and 1.03%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but

15         Invesco SteelPath MLP Income Fund

did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on March 31, 2026. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

For the year ended November 30, 2024, the Adviser contractually reimbursed class level expenses of $143,540, $40,458, $350, $100,685, $0, and $5,114 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into an administration and fund accounting agreement with UMB Fund Services, Inc. (“UMB”) pursuant to which UMB shall provide administration and fund accounting services to the Fund. The Trust and the Adviser have entered into a Master Administrative Services Agreement (“Administrative Services Agreement”) pursuant to which the Adviser may perform or arrange for the provision of certain accounting and other administrative services to the Fund which are not required to be performed by the Adviser under the Investment Advisory Agreement. The Adviser may only receive fees for administrative services under the Administrative Services Agreement to the extent that those fees assessed under the agreement are in excess of the fees paid to UMB. For the year ended November 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Additionally, Invesco has entered into service agreements whereby UMB Bank, n.a., serves as custodian to the Fund.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended November 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended November 30, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended November 30, 2024, IDI advised the Fund that IDI retained $185,670 in front-end sales commissions from the sale of Class A shares and $15,803 and $23,672 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the year ended November 30, 2024, the Fund incurred $42,394 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2024, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the year ended November 30, 2024, the Fund engaged in securities purchases of $38,193,536.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

16         Invesco SteelPath MLP Income Fund

NOTE 6—Cash Balances and Borrowings

The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $400 million, collectively by certain Invesco Funds, and which will expire on September 24, 2025. The Fund is permitted to borrow up to the lesser of one-third of the Fund’s total assets, or the maximum amount permitted pursuant to the Fund’s investment limitations. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement. During the year ended November 30, 2024, the Fund did not borrow under this agreement.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with UMB Bank, n.a., the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Distributions and Tax Information

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended November 30, 2024 and 2023:

	November 30, 2024	November 30, 2023
Ordinary income	$273,538,371	$258,548,433
Total distributions	$273,538,371	$258,548,433

For the year ended November 30, 2024, the federal income tax rate is 21%. The Fund is currently using an estimated rate of 1.40% for state and local tax, net of federal tax expense.

The Fund’s income tax provision consists of the following as of November 30, 2024:

Current tax (expense) benefit
Federal	$—
State	—
Total current tax (expense) benefit	$—

Deferred tax (expense) benefit
Federal	$(261,216,875)
State	(16,231,540)
Total deferred tax (expense) benefit	$(277,448,415)

The reconciliation between the federal statutory income tax rate of 21% and the tax effect on net investment income (loss) and realized and unrealized gain (loss) follows:

	Amount	% Effect
Application of federal statutory income tax rate	$(262,605,637)	(21.00)%
State income taxes net of federal benefit	(17,507,043)	(1.40)%
Effect of permanent differences	1,084,008	0.09%
Effect of state tax rate change	1,182,918	0.09%
Return to provision adjustments	397,339	0.03%
Total income tax (expense) benefit	$(277,448,415)	(22.19)%

For the year ended November 30, 2024, the Fund’s tax effect on net investment income (loss) and realized and unrealized gain (loss) of (22.19)% differed from the combined federal and state statutory tax rate of (22.40)% due in large part to the change in valuation allowance primarily as a result of the change in unrealized appreciation.

Components of the Fund’s deferred tax assets and liabilities as of November 30, 2024 are as follows:

Deferred tax assets:
Net operating loss carryforward (tax basis) — Federal	$90,299,055
Net operating loss carryforward (tax basis) — State	15,700,265
Excess business interest expense carryforward	38,983,932
Book to tax differences — Income recognized from MLPs	88,263
Total deferred tax asset	$145,071,515

Deferred tax liabilities:
Net unrealized gain (loss) on investment securities (tax basis)	$(679,936,695)
Total deferred tax liability	(679,936,695)
Total net deferred tax asset (liability)	$(534,865,180)

17         Invesco SteelPath MLP Income Fund

As of November 30, 2024, the Fund has net operating loss carryforwards for federal income tax purposes, as follows:

Expiration date for expiring net operating loss carryforwards
11/30/2035	$123,938,267
11/30/2036	144,223,600
11/30/2037	63,826,450
11/30/2038	120,263,557
Total expiring net operating loss carryforwards	$452,251,874
Total non-expiring net operating loss carryforwards	$196,602,405
Total net operating loss carryforwards	$648,854,279

During the year ended November 30, 2024, the Fund estimates that it will utilize $88,078,514 of net operating loss carryforward.

As of November 30, 2024, the Fund does not have net capital loss carryforwards for federal income tax purposes.

During the year ended November 30, 2024, the Fund estimates that it will utilize $90,004,783 of capital loss carryforward.

NOTE 8—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended November 30, 2024 was $457,236,450 and $505,841,758 respectively.

As of November 30, 2024, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Gross Unrealized Appreciation	$3,061,036,677
Gross Unrealized Depreciation	(39,364,666)
Net Unrealized Appreciation on Investments	$3,021,672,011

Cost of investments for tax purposes is $1,571,232,834.

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

18         Invesco SteelPath MLP Income Fund

NOTE 9—Share Information

	Summary of Share Activity
	Year Ended November 30, 2024(a)		Year Ended November 30, 2023
	Shares	Amount	Shares	Amount
Sold:
Class A	18,402,322	$102,528,679	22,083,742	$105,335,772
Class C	15,919,487	72,396,026	16,157,243	64,500,977
Class R	124,871	674,931	179,461	836,392
Class Y	42,402,351	253,990,958	41,779,833	214,381,267
Class R5	11,533	58,819	136,131	686,203
Class R6	5,992,979	36,626,900	1,704,501	8,966,201
Issued as reinvestment of dividends:
Class A	11,605,061	65,697,499	13,375,344	64,459,110
Class C	4,843,602	22,343,415	5,595,420	22,475,690
Class R	55,076	303,337	51,518	243,659
Class Y	7,369,511	45,123,476	7,909,302	40,862,005
Class R5	—	—	1,449	7,467
Class R6	272,288	1,707,974	206,487	1,091,519
Automatic Conversion of Class C shares to Class A shares:
Class A	12,709,094	71,244,873	8,632,481	41,413,376
Class C	(15,592,307)	(71,244,873)	(10,339,291)	(41,413,376)
Reacquired:
Class A	(49,770,042)	(276,366,206)	(40,522,624)	(194,452,395)
Class C	(13,789,340)	(62,630,418)	(11,520,051)	(46,163,996)
Class R	(75,311)	(415,167)	(91,301)	(434,590)
Class Y	(39,396,532)	(236,794,045)	(39,632,786)	(202,050,521)
Class R5	(148,431)	(785,230)	(682)	(3,559)
Class R6	(2,563,636)	(15,945,490)	(1,200,779)	(6,321,860)
Net increase (decrease) in share activity	(1,627,424)	$8,515,458	14,505,398	$74,419,341

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 58% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

19         Invesco SteelPath MLP Income Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AIM Investment Funds (Invesco Investment Funds) and Shareholders of Invesco SteelPath MLP Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco SteelPath MLP Income Fund (one of the funds constituting AIM Investment Funds (Invesco Investment Funds), hereafter referred to as the “Fund”) as of November 30, 2024, the related statement of operations for the year ended November 30, 2024, the statement of changes in net assets for each of the two years in the period ended November 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2024 and the financial highlights for each of the five years in the period ended November 30, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Houston, Texas

January 22, 2025

We have served as the auditor of one or more investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

PricewaterhouseCoopers LLP, 1000 Louisiana Street, Suite 5800, Houston, TX 77002

T: (713) 356 4000, www.pwc.com/us

20         Invesco SteelPath MLP Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Investment Funds (Invesco Investment Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco SteelPath MLP Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC, Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board noted an accounting matter that required that certain historical financial statements for the Fund be restated in 2020 and that certain shareholders be reimbursed for transactions made at incorrect net asset values, and considered the steps that Invesco Advisers took to remediate the matter, with such remediation steps concluding at the end of 2022. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family

21         Invesco SteelPath MLP Income Fund

of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the Alerian MLP Infrastructure Index (Index). The Board noted that performance of Class A shares of the Fund was in the second quintile of its performance universe for the one and three year periods and the first quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one year period, reasonably comparable to the performance of the Index for the three year period and above the performance of the Index for the five year period. The Board acknowledged limitations regarding the

Broadridge data, in particular that the Lipper category includes funds taxed as traditional mutual funds as well as those taxed as C-corporations (such as the Fund) and discussed how such taxation status can impact relative performance. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by

Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the

22         Invesco SteelPath MLP Income Fund

resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

23         Invesco SteelPath MLP Income Fund

Other Information Required in Form N-CSR (Items 8-11)

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.

Statement Regarding Basis of Approval for Investment Advisory Contracts

The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.

24         Invesco SteelPath MLP Income Fund

SEC file numbers: 811-05426 and 033-19338	Invesco Distributors, Inc.	O-SPMI-NCSR

Annual Financial Statements and Other Information	November 30, 2024

Invesco SteelPath MLP Select 40 Fund

Nasdaq:
A: MLPFX ∎ C: MLPEX ∎ R: SPMWX ∎ Y: MLPTX ∎ R5: SPMVX ∎ R6: OSPSX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
13	Notes to Financial Statements
19	Report of Independent Registered Public Accounting Firm
20	Approval of Investment Advisory and Sub-Advisory Contracts
23	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments

November 30, 2024

	Units	Value
Master Limited Partnerships And Related Entities–108.82%
Diversified–34.37%
Energy Transfer L.P.	9,506,328	$188,795,674
Enterprise Products Partners L.P.	3,594,474	123,757,740
MPLX L.P.	3,435,428	177,474,210
ONEOK, Inc.	998,196	113,395,066
TC Energy Corp.(a)	750,000	36,697,500
Williams Cos., Inc.	1,943,555	113,736,839
		753,857,029
Gathering & Processing–28.73%
Antero Midstream Corp.	6,950,954	111,006,735
Archrock, Inc.	4,650,839	119,154,495
EnLink Midstream LLC	6,930,586	110,958,682
Hess Midstream L.P., Class A	1,569,355	59,478,555
Summit Midstream Corp.(b)	214,723	8,114,382
Targa Resources Corp.	328,828	67,179,560
Western Midstream Partners L.P.	3,785,417	154,104,326
		629,996,735
Natural Gas Pipeline Transportation–8.06%
DT Midstream, Inc.	221,819	23,539,432
Enbridge, Inc.(a)	1,004,167	43,560,764
Kinder Morgan, Inc.	3,877,880	109,627,668
		176,727,864
Other Energy–22.29%
Aris Water Solutions, Inc., Class A	150,000	4,035,000
Arko Corp.	1,829,604	13,099,965
Cheniere Energy Partners LP	100	5,825
Cheniere Energy, Inc.	195,000	43,681,950
CrossAmerica Partners L.P.(c)	1,971,946	40,720,685
Global Partners L.P.	1,209,219	68,260,412
Golar LNG, Ltd.(a)	650,000	25,590,500
Kodiak Gas Services, Inc.	1,411,938	57,098,773
Suburban Propane Partners L.P.	5,962	118,346
Sunoco L.P.	2,052,652	115,892,732
USA Compression Partners L.P.	3,150,277	75,575,145
Westlake Chemical Partners L.P.(c)	1,886,522	44,842,628
		488,921,961

	Units	Value
Petroleum Pipeline Transportation–12.95%
Chevron Corp.	137	$22,184
Delek Logistics Partners L.P.	286,592	11,561,121
Genesis Energy L.P.(c)	7,591,977	90,951,885
HF Sinclair Corp.	39,707	1,625,208
NGL Energy Partners L.P.(b)(c)	7,150,096	34,463,463
Phillips 66 Partners L.P.	491	65,784
Plains All American Pipeline L.P.	5,959,426	111,262,483
Plains GP Holdings L.P., Class A	1,511,755	30,265,335
South Bow Corp.(a)(b)	150,000	3,907,500
		284,124,963
Production & Mining–2.39%
Alliance Resource Partners L.P.	378,734	10,691,661
EQT Corp.	916,589	41,649,804
		52,341,465
Terminalling & Storage–0.03%
Martin Midstream Partners L.P.	186,311	741,518
Total Master Limited Partnerships And Related Entities (Cost $1,205,559,897)		2,386,711,535

	Shares
Common Stocks & Other Equity Interests–0.64%
Natural Gas Pipeline Transportation–0.64%
Kinetik Holdings, Inc.	230,000	13,574,600
Pembina Pipeline Corp.(a)	10,000	413,700
		13,988,300
Total Common Stocks & Other Equity Interests (Cost $7,721,984)		13,988,300

	Units
Preferred Master Limited Partnerships And Related Entities–0.12%
Other Energy–0.12%
Global Partners L.P., 9.50%	97,881	2,554,694
Total Preferred Master Limited Partnerships And Related Entities (Cost $2,447,025)		2,554,694
TOTAL INVESTMENTS IN SECURITIES–109.58% (Cost $1,215,728,906)		2,403,254,529
OTHER ASSETS LESS LIABILITIES–(9.58)%		(210,032,036)
NET ASSETS–100%		$2,193,222,493

Notes to Schedule of Investments:

(a)	Foreign security denominated in U.S. dollars.
(b)	Non-income producing.
(c)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended November 30, 2024.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

2         Invesco SteelPath MLP Select 40 Fund

Investments in Other Affiliates:	Value November 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividends and Distributions
							Return of Capital	Capital Gains	Income
MLP Investments and Related Entities
CrossAmerica Partners L.P.	$46,794,279	$—	$—	$(1,932,507)	$—	$40,720,685	$(4,141,087)	$—	$—
CSI Compressco L.P.[i]	18,933,677	—	(24,248,410)	3,489,378	1,880,910	—	(55,555)	46,789	—
Genesis Energy L.P.	104,147,231	4,907,701	(14,880,999)	11,659,786	(13,004,773)	90,951,885	(1,877,061)	2,955,505	—
NGL Energy Partners L.P.	30,959,916	—	—	3,503,547	—	34,463,463	—	—	—
Westlake Chemical Partners	88,029,723	—	(44,133,647)	(11,412,572)	16,394,802	44,842,628	(4,035,678)	700,048	—
Preferred MLP Investments and Related Entities
Global Partners L.P.—Preferred[i]	11,840,595	—	(11,622,099)	(218,496)	—	—	—	—	599,810
	$300,705,421	$4,907,701	$(94,885,155)	$5,089,136	$5,270,939	$210,978,661	$(10,109,381)	$3,702,342	$599,810

i.	As of November 30, 2024, the security was not considered as an affiliate of the Fund.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3         Invesco SteelPath MLP Select 40 Fund

Statement of Assets and Liabilities

November 30, 2024

Assets:
Investments in unaffiliated securities, at value (cost $974,812,064)	$2,192,275,868
Investments in affiliates (cost $240,916,842)	210,978,661
Cash	80,380,828
Receivable For:
Fund shares sold	708,028
Dividends	1,167,096
Investment for trustee deferred compensation and retirement plans	96,706
Prepaid state income tax	4,364
Other assets	126,836
Total assets	2,485,738,387

Liabilities:
Payables for:
Fund shares reacquired	773,598
Accrued fees to affiliates	1,786,687
Accrued interest expense	20,649
Accrued trustees’ and officers’ fees and benefits	8,406
Accrued other operating expenses	405,369
Deferred tax liability, net	289,424,479
Trustee deferred compensation and retirement plans	96,706
Total liabilities	292,515,894
Net assets applicable to shares outstanding	$2,193,222,493

Net Assets consist of:
Shares of beneficial interest	$1,516,625,183
Distributable earnings, net of taxes	676,597,310
$2,193,222,493

Net Assets:
Class A	$583,062,772
Class C	$175,537,079
Class R	$23,352,776
Class Y	$1,055,504,814
Class R5	$38,133
Class R6	$355,726,919

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	62,517,925
Class C	22,266,354
Class R	2,544,346
Class Y	104,958,583
Class R5	3,999
Class R6	34,923,432
Class A:
Net asset value per share	$9.33
Maximum offering price per share (net asset value $9.33 ÷ 94.50%)	$9.87
Class C:
Net asset value and offering price per share	$7.88
Class R:
Net asset value and offering price per share	$9.18
Class Y:
Net asset value and offering price per share	$10.06
Class R5:
Net asset value and offering price per share	$9.54
Class R6:
Net asset value and offering price per share	$10.19

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4         Invesco SteelPath MLP Select 40 Fund

Statement of Operations

For the year ended November 30, 2024

Investment Income:
Distributions and dividends ($599,810 income from affiliates)	$127,318,913
Less: return of capital on distributions and dividends ($10,109,381 from affiliates)	(79,773,398)
Less: return of capital on distributions and dividends in excess of cost basis ($3,702,342 from affiliates)	(15,608,024)
Total investment income	31,937,491

Expenses:
Advisory fees	13,191,873
Administrative services fees	535,932
Custodian fees	55,035
Distribution Fees:
Class A	1,215,389
Class C	1,655,620
Class R	105,318
Transfer agent fees — A, C, R and Y	1,937,616
Transfer agent fees — R5	6
Transfer agent fees — R6	81,026
Interest, facilities and maintenance fees	370,692
State income tax expense	2,390,674
Trustees’ and officers’ fees and benefits	36,212
Registration and filing fees	119,376
Reports to shareholders	244,101
Professional services fees	203,591
Other	40,516
Total expenses, before waivers and deferred taxes	22,182,977
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(514,233)
Net expenses, before deferred taxes	21,668,744
Net investment income, before taxes	10,268,747
Net deferred tax benefit	1,503,141
Current tax (expense)/benefit	(7,386,584)
Net investment income, net of deferred taxes	4,385,304

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net return of capital in excess of cost basis of $11,905,682 (includes net losses from securities sold to affiliates of ($5,085,456))	289,470,986
Affiliated investment securities (net return of capital in excess of cost basis of $3,702,342)	5,270,939
Net deferred tax (expense) benefit	(58,256,514)
Net realized gain, net of deferred taxes	236,485,411
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	467,980,952
Affiliated investment securities	5,089,136
Net deferred tax (expense) benefit	(105,726,314)
Net change in unrealized appreciation, net of deferred taxes	367,343,774
Net realized and unrealized gain, net of deferred taxes	603,829,185
Net increase in net assets resulting from operations	$608,214,489

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5         Invesco SteelPath MLP Select 40 Fund

Statement of Changes in Net Assets

For the years ended November 30, 2024 and 2023

	2024	2023
Operations:
Net investment income, net of deferred taxes	$4,385,304	$291,845
Net realized gain, net of deferred taxes	236,485,411	91,571,182
Change in net unrealized appreciation, net of deferred taxes	367,343,774	229,170,647
Net increase in net assets resulting from operations	608,214,489	321,033,674

Distribution to shareholders from distributable earnings:
Class A	(31,319,575)	(27,691,291)
Class C	(12,341,889)	(14,003,808)
Class R	(1,368,183)	(1,303,274)
Class Y	(54,249,248)	(57,587,076)
Class R5	(1,477)	(629)
Class R6	(17,930,348)	(16,929,090)
Total distributions from distributable earnings:	(117,210,720)	(117,515,168)

Share transactions–net:
Class A	17,823,384	21,601,996
Class C	(30,618,863)	(39,020,008)
Class R	(1,664,628)	1,660,434
Class Y	(34,713,614)	(205,393,655)
Class R5	21,661	—
Class R6	(6,395,221)	(2,892,796)
Net increase (decrease) in net assets resulting from share transactions	(55,547,281)	(224,044,029)
Net increase (decrease) in net assets	435,456,488	(20,525,523)

Net assets:
Beginning of year	1,757,766,005	1,778,291,528
End of year	$2,193,222,493	$1,757,766,005

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6         Invesco SteelPath MLP Select 40 Fund

Financial Highlights

	Years Ended November 30,
Class A	2024	2023	2022	2021	2020
Per share operating data
Net asset value, beginning of period	$7.27	$6.47	$5.37	$4.18	$6.14
Net investment income (loss)(a)	0.01	(0.00)	(0.00)	(0.01)	(0.03)
Return of capital(a)	0.27	0.32	0.31	0.28	0.35
Net realized and unrealized gains (losses)	2.29	0.95	1.25	1.38	(1.69)
Total from investment operations	2.57	1.27	1.56	1.65	(1.37)
Less:
Return of capital	—	—	(0.28)	(0.46)	(0.59)
Dividends from net investment income	(0.51)	(0.47)	(0.18)	—	—
Total distributions	(0.51)	(0.47)	(0.46)	(0.46)	(0.59)
Net asset value, end of period	$9.33	$7.27	$6.47	$5.37	$4.18
Total return(b)	36.80%	20.66%	29.87%	40.08%	(21.63)%
Net assets, end of period (000’s omitted)	$583,063	$438,852	$369,159	$287,740	$205,529
Portfolio turnover rate	20%	13%	11%	18%	30%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.29%	1.18%	1.20%	1.25%	1.26%
Expense (waivers)	(0.03)%	(0.04)%	(0.05)%	(0.07)%	(0.07)%
With fee waiver and/or expense reimbursement, before taxes(c)	1.26%	1.14%	1.15%	1.18%	1.19%
Deferred/current tax expense (benefit)(d)	9.02%	5.44%	1.96%	—%	—%
With fee waivers and/or expense reimbursements, after taxes	10.28%	6.58%	3.11%	1.18%	1.19%

Ratio of investment income (loss):
Ratio of net investment income (loss) before taxes	0.41%	(0.25)%	(0.71)%	(0.21)%	(0.65)%
Net of expense (waivers) and before deferred tax benefit (expense)	0.44%	(0.21)%	(0.66)%	(0.15)%	(0.58)%
Deferred tax benefit (expense)(e)	(0.31)%	0.13%	0.62%	—%	—%
Ratio of net investment income (loss), after taxes	0.13%	(0.08)%	(0.04)%	(0.15)%	(0.58)%

(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Includes interest, borrowing, state income tax and franchise tax expense. Without interest, borrowing, state income tax and franchise tax expense, the net expense ratio would be 1.11%, 1.10%, 1.10%, 1.10% and 1.10%, for the years ended November 30, 2024, 2023, 2022, 2021 and 2020, respectively.

(d)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7         Invesco SteelPath MLP Select 40 Fund

Financial Highlights—(continued)

	Years Ended November 30,
Class C	2024	2023	2022	2021	2020
Per share operating data
Net asset value, beginning of period	$6.26	$5.67	$4.79	$3.80	$5.69
Net investment income (loss)(a)	(0.04)	(0.05)	(0.04)	(0.04)	(0.05)
Return of capital(a)	0.23	0.28	0.27	0.25	0.32
Net realized and unrealized gains (losses)	1.94	0.83	1.11	1.24	(1.57)
Total from investment operations	2.13	1.06	1.34	1.45	(1.30)
Less:
Return of capital	—	—	(0.28)	(0.46)	(0.59)
Dividends from net investment income	(0.51)	(0.47)	(0.18)	—	—
Total distributions	(0.51)	(0.47)	(0.46)	(0.46)	(0.59)
Net asset value, end of period	$7.88	$6.26	$5.67	$4.79	$3.80
Total return(b)	35.67%	19.85%	28.85%	38.77%	(22.13)%
Net assets, end of period (000’s omitted)	$175,537	$167,650	$190,471	$187,341	$186,444
Portfolio turnover rate	20%	13%	11%	18%	30%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	2.04%	1.93%	1.95%	2.00%	2.01%
Expense (waivers)	(0.03)%	(0.04)%	(0.05)%	(0.07)%	(0.07)%
With fee waiver and/or expense reimbursement, before taxes(c)	2.01%	1.89%	1.90%	1.93%	1.94%
Deferred/current tax expense (benefit)(d)	9.02%	5.44%	1.96%	—%	—%
With fee waivers and/or expense reimbursements, after taxes	11.03%	7.33%	3.86%	1.93%	1.94%

Ratio of investment income (loss):
Ratio of net investment income (loss) before taxes	(0.34)%	(1.00)%	(1.46)%	(0.96)%	(1.40)%
Net of expense (waivers) and before deferred tax benefit (expense)	(0.31)%	(0.96)%	(1.41)%	(0.90)%	(1.33)%
Deferred tax benefit (expense)(e)	(0.31)%	0.13%	0.62%	—%	—%
Ratio of net investment income (loss), after taxes	(0.62)%	(0.83)%	(0.79)%	(0.90)%	(1.33)%

(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Includes interest, borrowing, state income tax and franchise tax expense. Without interest, borrowing, state income tax and franchise tax expense, the net expense ratio would be 1.86%, 1.85%, 1.85%, 1.85% and 1.85%, for the years ended November 30, 2024, 2023, 2022, 2021 and 2020, respectively.

(d)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8         Invesco SteelPath MLP Select 40 Fund

Financial Highlights—(continued)

	Years Ended November 30,
Class R	2024	2023	2022	2021	2020
Per share operating data
Net asset value, beginning of period	$7.18	$6.41	$5.34	$4.17	$6.13
Net investment income (loss)(a)	(0.01)	(0.02)	(0.02)	(0.02)	(0.04)
Return of capital(a)	0.27	0.32	0.31	0.29	0.35
Net realized and unrealized gains (losses)	2.25	0.94	1.24	1.36	(1.68)
Total from investment operations	2.51	1.24	1.53	1.63	(1.37)
Less:
Return of capital	—	—	(0.28)	(0.46)	(0.59)
Dividends from net investment income	(0.51)	(0.47)	(0.18)	—	—
Total distributions	(0.51)	(0.47)	(0.46)	(0.46)	(0.59)
Net asset value, end of period	$9.18	$7.18	$6.41	$5.34	$4.17
Total return(b)	36.42%	20.38%	29.47%	39.69%	(21.66)%
Net assets, end of period (000’s omitted)	$23,353	$19,776	$16,100	$1,681	$248
Portfolio turnover rate	20%	13%	11%	18%	30%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.54%	1.43%	1.45%	1.50%	1.51%
Expense (waivers)	(0.03)%	(0.04)%	(0.05)%	(0.07)%	(0.07)%
With fee waiver and/or expense reimbursement, before taxes(c)	1.51%	1.39%	1.40%	1.43%	1.44%
Deferred/current tax expense (benefit)(d)	9.02%	5.44%	1.96%	—%	—%
With fee waivers and/or expense reimbursements, after taxes	10.53%	6.83%	3.36%	1.43%	1.44%

Ratio of investment income (loss):
Ratio of net investment income (loss) before taxes	0.16%	(0.50)%	(0.96)%	(0.46)%	(0.90)%
Net of expense (waivers) and before deferred tax benefit (expense)	0.19%	(0.46)%	(0.91)%	(0.40)%	(0.83)%
Deferred tax benefit (expense)(e)	(0.31)%	0.13%	0.62%	—%	—%
Ratio of net investment income (loss), after taxes	(0.12)%	(0.33)%	(0.29)%	(0.40)%	(0.83)%

(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Includes interest, borrowing, state income tax and franchise tax expense. Without interest, borrowing, state income tax and franchise tax expense, the net expense ratio would be 1.36%, 1.35%, 1.35%, 1.35% and 1.35%, for the years ended November 30, 2024, 2023, 2022, 2021 and 2020, respectively.

(d)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9         Invesco SteelPath MLP Select 40 Fund

Financial Highlights—(continued)

	Years Ended November 30,
Class Y	2024	2023	2022	2021	2020
Per share operating data
Net asset value, beginning of period	$7.79	$6.87	$5.68	$4.39	$6.38
Net investment income (loss)(a)	0.03	0.01	0.01	0.01	(0.02)
Return of capital(a)	0.29	0.34	0.32	0.30	0.37
Net realized and unrealized gains (losses)	2.46	1.04	1.32	1.44	(1.75)
Total from investment operations	2.78	1.39	1.65	1.75	(1.40)
Less:
Return of capital	—	—	(0.28)	(0.46)	(0.59)
Dividends from net investment income	(0.51)	(0.47)	(0.18)	—	—
Total distributions	(0.51)	(0.47)	(0.46)	(0.46)	(0.59)
Net asset value, end of period	$10.06	$7.79	$6.87	$5.68	$4.39
Total return(b)	37.05%	21.22%	29.83%	40.47%	(21.26)%
Net assets, end of period (000’s omitted)	$1,055,505	$850,542	$952,242	$923,220	$936,181
Portfolio turnover rate	20%	13%	11%	18%	30%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.04%	0.93%	0.95%	1.00%	1.01%
Expense (waivers)	(0.03)%	(0.04)%	(0.05)%	(0.07)%	(0.07)%
With fee waiver and/or expense reimbursement, before taxes(c)	1.01%	0.89%	0.90%	0.93%	0.94%
Deferred/current tax expense (benefit)(d)	9.02%	5.44%	1.96%	—%	—%
With fee waivers and/or expense reimbursements, after taxes	10.03%	6.33%	2.86%	0.93%	0.94%

Ratio of investment income (loss):
Ratio of net investment income (loss) before taxes	0.66%	0.00%	(0.46)%	0.04%	(0.40)%
Net of expense (waivers) and before deferred tax benefit (expense)	0.69%	0.04%	(0.41)%	0.10%	(0.33)%
Deferred tax benefit (expense)(e)	(0.31)%	0.13%	0.62%	—%	—%
Ratio of net investment income (loss), after taxes	0.38%	0.17%	0.21%	0.10%	(0.33)%

(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Includes interest, borrowing, state income tax and franchise tax expense. Without interest, borrowing, state income tax and franchise tax expense, the net expense ratio would be 0.86%, 0.85%, 0.85%, 0.85%, and 0.85%, for the years ended November 30, 2024, 2023, 2022, 2021 and 2020, respectively.

(d)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10         Invesco SteelPath MLP Select 40 Fund

Financial Highlights—(continued)

	Years Ended November 30,
Class R5	2024	2023	2022	2021	2020
Per share operating data
Net asset value, beginning of period	$7.40	$6.56	$5.43	$4.21	$6.15
Net investment income (loss)(a)	0.04	0.02	0.02	0.01	(0.01)
Return of capital(a)	0.29	0.33	0.31	0.29	0.35
Net realized and unrealized gains (losses)	2.32	0.96	1.26	1.38	(1.69)
Total from investment operations	2.65	1.31	1.59	1.68	(1.35)
Less:
Return of capital	—	—	(0.28)	(0.46)	(0.59)
Dividends from net investment income	(0.51)	(0.47)	(0.18)	—	—
Total distributions	(0.51)	(0.47)	(0.46)	(0.46)	(0.59)
Net asset value, end of period	$9.54	$7.40	$6.56	$5.43	$4.21
Total return(b)	37.25%	21.00%	30.11%	40.53%	(21.24)%
Net assets, end of period (000’s omitted)	$38	$10	$9	$7	$6
Portfolio turnover rate	20%	13%	11%	18%	30%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes(c)	0.93%	0.84%	0.84%	0.86%	0.87%
Deferred tax expense (benefit)(d)	9.02%	5.44%	1.96%	—%	—%
With fee waivers and/or expense reimbursements, after taxes	9.95%	6.28%	2.80%	0.86%	0.87%

Ratio of investment income (loss):
Ratio of net investment income (loss) before taxes	0.77%	0.09%	(0.36)%	0.17%	(0.26)%
Expense (waivers)	0.00%	—%	—%	—%	—%
Deferred/current tax expense (benefit)(e)	(0.31)%	0.13%	0.62%	—%	—%
Ratio of net investment income (loss), after taxes	0.46%	0.22%	0.26%	0.17%	(0.26)%

(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Includes interest, borrowing, state income tax and franchise tax expense. Without interest, borrowing, state income tax and franchise tax expense, the net expense ratio would be 0.78%, 0.80%, 0.79%, 0.78% and 0.78%, for the years ended November 30, 2024, 2023, 2022, 2021 and 2020, respectively.

(d)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11         Invesco SteelPath MLP Select 40 Fund

Financial Highlights—(continued)

	Years Ended November 30,
Class R6	2024	2023	2022	2021	2020
Per share operating data
Net asset value, beginning of period	$7.88	$6.94	$5.73	$4.42	$6.42
Net investment income (loss)(a)	0.04	0.02	0.02	0.01	(0.01)
Return of capital(a)	0.30	0.35	0.33	0.29	0.37
Net realized and unrealized gains (losses)	2.48	1.04	1.32	1.47	(1.77)
Total from investment operations	2.82	1.41	1.67	1.77	(1.41)
Less:
Return of capital	—	—	(0.28)	(0.46)	(0.59)
Dividends from net investment income	(0.51)	(0.47)	(0.18)	—	—
Total distributions	(0.51)	(0.47)	(0.46)	(0.46)	(0.59)
Net asset value, end of period	$10.19	$7.88	$6.94	$5.73	$4.42
Total return(b)	37.14%	21.30%	29.92%	40.65%	(21.29)%
Net assets, end of period (000’s omitted)	$355,727	$280,937	$250,311	$238,973	$424,900
Portfolio turnover rate	20%	13%	11%	18%	30%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	0.93%	0.84%	0.84%	0.86%	0.88%
Expense (waivers)	0.00%	(0.01)%	—%	—%	—%
With fee waiver and/or expense reimbursement, before taxes(c)	0.93%	0.83%	0.84%	0.86%	0.88%
Deferred/current tax expense (benefit)(d)	9.02%	5.44%	1.96%	—%	—%
With fee waivers and/or expense reimbursements, after taxes	9.95%	6.27%	2.80%	0.86%	0.88%

Ratio of investment income (loss):
Ratio of net investment income (loss) before taxes	0.77%	0.09%	(0.36)%	0.17%	(0.27)%
Expense (waivers)	0.00%	(0.01)%	—%	—%	—%
Net of expense (waivers) and before deferred tax benefit/(expense)	0.77%	0.10%	(0.36)%	0.17%	(0.27)%
Deferred tax benefit (expense)(e)	(0.31)%	0.13%	0.62%	—%	—%
Ratio of net investment income (loss), after taxes	0.46%	0.23%	0.26%	0.17%	(0.27)%

(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Includes interest, borrowing, state income tax and franchise tax expense. Without interest, borrowing, state income tax and franchise tax expense, the net expense ratio would be 0.78%, 0.79%, 0.79%, 0.78% and 0.79%, for the years ended November 30, 2024, 2023, 2022, 2021 and 2020, respectively.

(d)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12         Invesco SteelPath MLP Select 40 Fund

Notes to Financial Statements

November 30, 2024

NOTE 1—Significant Accounting Policies

Invesco SteelPath MLP Select 40 Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek total return.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

13         Invesco SteelPath MLP Select 40 Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders – Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America (“GAAP”), are recorded on the ex-dividend date. The Fund’s dividend distribution policy is intended to provide monthly distributions to its shareholders at a rate that over time is similar to the distribution rate the Fund receives from the master limited partnerships (”MLPs”) in which it invests. The Fund generally pays out dividends that over time approximate the distributions received from the Fund’s portfolio investments based on, among other considerations, distributions the Fund actually received from portfolio investments, distributions it would have received if it had been fully invested at all times, and estimated future cash flows. Such dividends are not tied to the Fund’s investment income and may not represent yield or investment return on the Fund’s portfolio. To the extent that the dividends paid exceed the distributions the Fund receives from its underlying investments, the Fund’s assets will be reduced. The Fund’s tendency to pay out a consistent dividend may change, and the Fund’s level of distributions may increase or decrease.

The estimated characterization of the distributions paid will be either a qualified dividend or distribution (return of capital). This estimate is based on the Fund’s operating results during the period. The actual characterization of the distributions made during the period will not be determined until after the end of the fiscal year.

E.

Master Limited Partnerships – The Fund primarily invests in MLPs. MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund principally invests in MLPs that derive their revenue primarily from businesses involved in the gathering, transporting, processing, treating, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal (“energy infrastructure MLPs”). The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.

MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.

F.

Return of Capital – Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.

G.

Federal Income Taxes – The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code, but will rather be taxed as a corporation. The Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes and generally is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations. In addition, as a regular corporation, the Fund may be subject to state and local taxes in jurisdictions in which the MLPs operate.

The Fund intends to invest its assets primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund reports its allocable share of the MLPs’ taxable income in computing its own taxable income. The Fund’s tax expense or benefit is included in the Statement of Operations based on the component of income or gains (losses) to which such expense or benefit relates.

Taxes include current and deferred taxes. Current taxes reflect the estimated tax liability of the Fund as of a measurement date based on taxable income. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains (losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes and (iii) the net tax benefit of accumulated net operating losses (“NOL”) and capital loss carryforwards. Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. To the extent the Fund has a deferred tax asset, consideration is given to whether or not a valuation allowance is required. A valuation allowance is required if, based on the evaluation criterion provided by ASC 740, Income Taxes, it is more-likely-than-not some portion or all of the deferred tax asset will not be realized.

14         Invesco SteelPath MLP Select 40 Fund

In determining a valuation allowance, the Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carryforward periods and the associated risk that operating loss and capital loss carryforwards were limited as a result of shareholder transactions or were likely to expire unused, and unrealized gains and losses on investments. Consideration was also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions.

Through the consideration of these factors, the Fund may determine that it is more likely than not that the Fund’s deferred tax assets will not be realized through future taxable income of the appropriate character. As a result, the Fund may be required to record a valuation allowance with respect to its deferred tax assets that are not considered to be realizable.

From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on or expirations of the Fund’s NOL and capital loss carryovers (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.

The Fund may rely, to some extent, on information provided by the MLPs, which may not necessarily be timely, to estimate taxable income allocable to MLP units held in its portfolio, and to estimate its associated deferred tax liability or asset. Such estimates are made in good faith. From time to time, as new information becomes available, the Fund will modify its estimates or assumptions regarding its tax liability or asset.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations.

The Fund files income tax returns in the U.S. federal jurisdiction and various states. The Fund has reviewed all major jurisdictions and concluded that there is no significant impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions expected to be taken on its tax returns. Furthermore, management of the Fund is not aware of any uncertain tax positions for which it is reasonably possible that the total amount of unrecognized tax benefit will significantly change in the next 12 months. Generally, the Fund is subject to examinations by taxing authorities for up to three years after the filing of the return for the tax period. All relevant periods are still open for examination.

H.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

I.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit.

J.

Accounting Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

K.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*
First $3 billion	0.70%
Next $2 billion	0.68%
Over $5 billion	0.65%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the year ended November 30, 2024, the effective advisory fee rate incurred by the Fund was 0.70%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a Sub-Advisory Agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

Effective April 1, 2024, the Adviser has contractually agreed, through at least March 31, 2025, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.11%, 1.86%, 1.36%, 0.86%, 0.86% and 0.86%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to April 1, 2024, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.10%, 1.85%, 1.35%, 0.85%, 0.84% and 0.79%, respectively, of the Fund’s average daily net assets. Effective April 1, 2025, the Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes.

15         Invesco SteelPath MLP Select 40 Fund

For the year ended November 30, 2024, the Adviser contractually reimbursed class level expenses of $157,669, $54,981, $6,871 and $294,712 for Class A, Class C, Class R and Class Y, respectively.

The Trust has entered into an administration and fund accounting agreement with UMB Fund Services, Inc. (“UMB”) pursuant to which UMB shall provide administration and fund accounting services to the Fund. The Trust and the Adviser have entered into a Master Administrative Services Agreement (“Administrative Services Agreement”) pursuant to which the Adviser may perform or arrange for the provision of certain accounting and other administrative services to the Fund which are not required to be performed by the Adviser under the Investment Advisory Agreement. The Adviser may only receive fees for administrative services under the Administrative Services Agreement to the extent that those fees assessed under the agreement are in excess of the fees paid to UMB. For the year ended November 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Additionally, Invesco has entered into service agreements whereby UMB Bank, n.a., serves as custodian to the Fund.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended November 30, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended November 30, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended November 30, 2024, IDI advised the Fund that IDI retained $90,404 in front-end sales commissions from the sale of Class A shares and $1,386 and $12,641 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the year ended November 30, 2024, the Fund incurred $32,625 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2024, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the year ended November 30, 2024, the Fund engaged in securities purchases of $0 and securities sales of $25,435,500, which resulted in net realized gains (loss) of $(5,085,456).

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances and Borrowings

The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $400 million, collectively by certain Invesco Funds, and which will expire on September 24, 2025. The Fund is

16         Invesco SteelPath MLP Select 40 Fund

permitted to borrow up to the lesser of one-third of the Fund’s total assets, or the maximum amount permitted pursuant to the Fund’s investment limitations. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement. During the year ended November 30, 2024, the Fund did not borrow under this agreement.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with UMB Bank, n.a., the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Distributions and Tax Information

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended November 30, 2024 and 2023:

	November 30, 2024	November 30, 2023
Ordinary income	$117,210,720	$117,515,168

For the year ended November 30, 2024, the federal income tax rate is 21%. The Fund is currently using an estimated rate of 1.5% for state and local tax, net of federal tax expense.

The Fund’s income tax provision consists of the following as of November 30, 2024:

Current tax (expense) benefit
Federal	$(7,386,584)
State	—
Total current tax (expense) benefit	$(7,386,584)

Deferred tax (expense) benefit
Federal	$(152,244,707)
State	(10,234,980)
Valuation allowance	—
Total deferred tax (expense) benefit	$(162,479,687)

The reconciliation between the federal statutory income tax rate of 21% and the tax effect on net investment income (loss) and realized and unrealized gain (loss) follows:

	Amount	% Effect
Application of federal statutory income tax rate	$(163,396,962)	(21.00)%
State income taxes net of federal benefit	(11,671,211)	(1.50)%
Effect of state tax rate change	604,468	0.08%
Effect of permanent differences	3,249,716	0.42%
Return to provision adjustments	1,347,718	0.17%
Change in valuation allowance	—	—%
Total income tax (expense) benefit	$(169,866,271)	(21.83)%

For the year ended November 30, 2024, the Fund’s tax effect on net investment income (loss) and realized and unrealized gain (loss) of (21.83)% differed from the combined federal and state statutory tax rate of (22.50)% due in large part to the change in valuation allowance primarily as a result of the change in unrealized appreciation.

Components of the Fund’s deferred tax assets and liabilities as of November 30, 2024 are as follows:

Deferred tax assets:
Net operating loss carryforward (tax basis) — Federal	$—
Net operating loss carryforward (tax basis) — State	4,202,823
Excess business interest expense carryforward	18,589,340
Capital loss carryforward (tax basis)	30,485,069
Book to tax differences — Income recognized from MLPs	13,221
Organizational Costs	153
Valuation allowance	—
Total deferred tax asset	$53,290,606

Deferred tax liabilities:
Net unrealized gain (loss) on investment securities (tax basis)	$(342,841,220)
Book to tax difference - Income Carryforward Adjustment	126,135
Total deferred tax liability	(342,715,085)
Total net deferred tax asset (liability)	$(289,424,479)

17         Invesco SteelPath MLP Select 40 Fund

During the year ended November 30, 2024, the Fund estimates that it will utilize $121,875,373 of net operating (loss) carryforward.

As of November 30, 2024, the Fund has net capital loss carryforwards for federal income tax purposes, which may be carried forward for 5 years, as follows:

Expiration Date
11/30/2025	$4,392,354
11/30/2026	131,096,842
Total	$135,489,196

During the year ended November 30, 2024, the Fund estimates that it will utilize $237,154,304 of capital loss carryforward.

NOTE 8—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended November 30, 2024 was $400,429,557 and $542,755,421 respectively.

As of November 30, 2024, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Gross Unrealized Appreciation	$1,537,551,608
Gross Unrealized Depreciation	(8,673,078)
Net Unrealized Appreciation on Investments	$1,528,878,530

Cost of investments for tax purposes is $874,610,245.

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

NOTE 9—Share Information

	Summary of Share Activity
	Year ended November 30, 2024(a)		Year ended November 30, 2023

	Shares	Amount	Shares	Amount
Sold:
Class A	5,137,272	$40,666,078	7,592,708	$50,031,383
Class C	2,758,143	18,648,208	1,580,704	9,075,537
Class R	508,534	3,880,992	1,333,433	8,752,138
Class Y	16,233,127	137,773,377	18,525,973	130,727,271
Class R5	2,573	20,865	—	—
Class R6	4,455,270	38,327,682	4,686,610	33,024,470
Issued as reinvestment of dividends:
Class A	2,253,950	18,252,288	2,425,681	16,147,647
Class C	1,085,901	7,462,587	1,428,017	8,226,330
Class R	173,886	1,367,237	199,008	1,302,001
Class Y	2,825,978	24,830,873	3,628,930	25,807,131
Class R5	94	796	—	—
Class R6	749,976	6,718,060	1,007,382	7,273,381
Automatic Conversion of Class C shares to Class A shares:
Class A	4,130,829	32,835,995	5,130,845	33,915,681
Class C	(4,838,489)	(32,835,995)	(5,903,294)	(33,915,681)
Reacquired:
Class A	(9,357,930)	(73,930,977)	(11,893,474)	(78,492,715)
Class C	(3,515,733)	(23,893,663)	(3,924,686)	(22,406,194)
Class R	(892,138)	(6,912,857)	(1,291,920)	(8,393,705)
Class Y	(23,338,351)	(197,317,864)	(51,427,178)	(361,928,057)
Class R6	(5,955,293)	(51,440,963)	(6,065,472)	(43,190,647)
Net Increase (decrease) in share activity	(7,582,401)	$(55,547,281)	(32,966,733)	$(224,044,029)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 61% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

18         Invesco SteelPath MLP Select 40 Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AIM Investment Funds (Invesco Investment Funds) and Shareholders of Invesco SteelPath MLP Select 40 Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco SteelPath MLP Select 40 Fund (one of the funds constituting AIM Investment Funds (Invesco Investment Funds), hereafter referred to as the “Fund”) as of November 30, 2024, the related statement of operations for the year ended November 30, 2024, the statement of changes in net assets for each of the two years in the period ended November 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2024 and the financial highlights for each of the five years in the period ended November 30, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.

Our procedures included confirmation of securities owned as of November 30, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Houston, Texas

January 22, 2025

We have served as the auditor of one or more investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

PricewaterhouseCoopers LLP, 1000 Louisiana Street, Suite 5800, Houston, TX 77002

T: (713) 356 4000, www.pwc.com/us

19         Invesco SteelPath MLP Select 40 Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 12, 2024, the Board of Trustees (the Board or the Trustees) of AIM Investment Funds (Invesco Investment Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco SteelPath MLP Select 40 Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC, Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2024. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees, that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process for the Invesco Funds’ investment advisory and sub-advisory contracts. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 7, 2024 and June 12, 2024, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel. Also, as part of the contract renewal process, the independent Trustees reviewed and considered information provided in response to follow-up requests for information submitted by the independent Trustees to management. The independent Trustees met and discussed those follow-up responses with legal counsel to the independent Trustees and the Senior Officer.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 12, 2024.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board noted an accounting matter that required that certain historical financial statements for the Fund be restated in 2020 and that certain shareholders be reimbursed for transactions made at incorrect net asset values, and considered the steps that Invesco Advisers took to remediate the matter, with such remediation steps concluding at the end of 2022. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers’ systems preparedness and ongoing investment enabled Invesco Advisers to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family

20         Invesco SteelPath MLP Select 40 Fund

of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2023 to the performance of funds in the Broadridge performance universe and against the Alerian MLP Infrastructure Index (Index). The Board noted that performance of Class A shares of the Fund was in the first quintile of its performance universe for the one year period, the third quintile for the three year period and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was reasonably comparable to the performance of the Index for the one and five year periods and below the performance of the Index for the three year period. The Board acknowledged limitations regarding the Broadridge data, in particular that the Lipper category includes funds taxed as traditional mutual funds as well as those taxed as C-corporations (such as the Fund) and discussed how such taxation status can impact relative performance. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for Class A shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated

Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the difficulty in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its

21         Invesco SteelPath MLP Select 40 Fund

obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

22         Invesco SteelPath MLP Select 40 Fund

Other Information Required in Form N-CSR (Items 8-11)

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.

Statement Regarding Basis of Approval for Investment Advisory Contracts

The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.

23         Invesco SteelPath MLP Select 40 Fund

SEC file numbers: 811-05426 and 033-19338	Invesco Distributors, Inc.	O-SPMS40-NCSR

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is filed under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a) As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Act. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activity for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

19(a)(1) Code of Ethics is attached as Exhibit 99.CODEETH.

19(a)(2) Not applicable.

19(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

19(a)(4) Not applicable.

19(a)(5) Not applicable.

19(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AIM Investment Funds (Invesco Investment Funds)

By:    /s/ Glenn Brightman                                          .

Name: Glenn Brightman

Title:Principal Executive Officer

Date: January 31, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Glenn Brightman                                          ..

Name:Glenn Brightman

Title:Principal Executive Officer

Date: January 31, 2025

By:       /s/ Adrien Deberghes                                             ____

Name:Adrien Deberghes

Title:Principal Financial Officer

Date:January 31, 2025